                                                              SchwabFunds

                                                                 Schwab
                                                             Asset Director
                                                                  Funds


           [Graphic - The Schwab Building, San Francisco, California]


Annual Report
October 31, 1996

Dear Shareholder,

               It's been an exciting year at SchwabFunds(R). With the support of
[Photo of      investors like you, the SchwabFunds Family(R) continues to rank
Charles R.     among the largest and fastest-growing mutual fund complexes in
Schwab]        the nation. In total, Charles Schwab Investment Management, Inc.
               (CSIM), manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to changes in the markets. So you can get diversification not only across asset classes -- stocks, bonds and cash -- but among different funds and investing styles too.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.


                                  /s/ Charles R. Schwab
                                  ----------------------------
                                      Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
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                                              USE THIS ENVELOPE TO EASILY ADD TO
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CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by       payroll check using Schwab's free
using this convenient Schwab investment   Automatic Investment Plan (AIP). 1 If
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increase your investment. You can also    just check the appropriate box on the
have money transferred to your fund       coupon. We'll send you everything you
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DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

1 The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

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                               PLEASE DETACH HERE.

SCHWABFUNDS(R)                          ----------------------------------------
INVESTMENT COUPON                                  SCHWAB ACCOUNT NUMBER
--------------------------------------
Please enclose your check and this      PLEASE INDICATE TO WHICH SCHWABFUND YOUR
completed investment coupon in the      INVESTMENT SHOULD GO:
attached postage-paid envelope.
                                        [ ] Schwab S&P 500 Fund
--------------------------------------  [ ] Schwab Analytics Fund(TM)
NAME                                    [ ] Schwab Small-Cap Index Fund(R)
                                        [ ] Schwab International Index Fund(R)
$                                       [ ] Schwab OneSource Portfolios--
--------------------------------------      International
AMOUNT OF INVESTMENT*                   [ ] Schwab Asset Director(R)--High
                                            Growth Fund
--------------------------------------  [ ] Schwab Asset Director(R)--Balanced
SIGNATURE                                   Growth Fund
                                        [ ] Schwab Asset Director(R)--
[ ] Check here if you would like more       Conservative Growth Fund
    investment coupons for future use.
                                        IF NO FUND IS INDICATED, YOUR
[ ] Check here if you would like more   INVESTMENT WILL GO INTO THE SWEEP
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    Investment Plan (AIP).
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*THIS ENVELOPE MAY NOT BE USED FOR         (LIFT HERE FOR MORE INFORMATION)
 INITIAL INVESTMENTS. SUBSEQUENT        ----------------------------------------
 INVESTMENT MINIMUM IS $100.

(C)1996 Charles Schwab & Co., Inc. All
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CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

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    for each account.                                     INTENDED FOR
                                                          SHAREHOLDERS WHO HAVE
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    Inc., and enclose your check with the completed       CURRENT SCHWABFUNDS
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3. Then just drop your SchwabFunds investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.

Attn: Dept. AIP 333-1
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                               TABLE OF CONTENTS

A WORD FROM SCHWABFUNDS ..........................................      2
PERFORMANCE ......................................................      3
NET ASSET VALUE (NAV) AND DIVIDEND DISTRIBUTIONS IN $ PER SHARE...      3
HIGH GROWTH FUND SUMMARY .........................................      4
BALANCED GROWTH FUND SUMMARY .....................................      6
CONSERVATIVE GROWTH FUND SUMMARY .................................      8
THE PORTFOLIO MANAGEMENT TEAM ....................................     10
MARKET OVERVIEW ..................................................     11
QUESTIONS AND ANSWERS ............................................     15
FINANCIAL STATEMENTS .............................................     19
NOTES TO FINANCIAL STATEMENTS ....................................    153

A WORD FROM SCHWABFUNDS

We are pleased to provide you with this annual report for the three Schwab Asset Director(R) Funds for the fiscal period ended October 31, 1996. In this report, you will find performance statistics and other useful information for the Schwab Asset Director - High Growth Fund, Balanced Growth Fund and Conservative Growth Fund.

Each of the Funds provides easy diversification among major asset categories - stocks, bonds and cash equivalents. Through a single investment, you can utilize asset allocation, a strategy designed to achieve an optimal balance between return and risk. Research shows that asset allocation has had a much larger impact on a portfolio's investment return than individual stock selection or market timing.1 We offer three Funds, each with a different proportion invested in stocks, to help investors with a variety of goals and levels of risk tolerance.

Since the Funds commenced operations on November 20, 1995, we have seen steady growth in assets and the number of shareholder accounts. The Funds' combined assets have grown from $115 million to $209 million. The number of accounts has grown from approximately 19,000 to nearly 25,000.

Each of the Funds paid dividend distributions in the past year. The High Growth Fund paid a dividend of $0.02 per share; the Balanced Growth Fund paid a dividend of $0.03 per share; and the Conservative Growth Fund paid four dividends totaling $0.30 per share. None of the Funds has paid any capital gain distributions to date.

1 Financial Analysts Journal; Brinson, Singer, Beebower; May-June 1991.

PERFORMANCE
================================================================================

                                            Cumulative Total Return
                                        11/20/95 (Inception) - 10/31/96

High Growth Fund                                     13.24%
--------------------------------------------------------------------------------
Balanced Growth Fund                                 10.82%
--------------------------------------------------------------------------------
Conservative Growth Fund                              8.18%
--------------------------------------------------------------------------------
S&P 500(R) Index                                     20.08%
--------------------------------------------------------------------------------
Lehman Brothers Mutual Fund General
--------------------------------------------------------------------------------
U.S. Government Index                                 4.31%
--------------------------------------------------------------------------------
Average Asset Allocation Fund 2                      11.34%
================================================================================

As of September 30, 1996, the cumulative total returns since inception for the High Growth Fund, the Balanced Growth Fund and the Conservative Growth Fund were 11.74%, 9.12% and 6.43%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that each Fund's total operating expenses will not exceed 0.89% through at least February 28, 1997. Without this fee waiver and guarantee, the cumulative total returns since inception for the period ended October 31, 1996, for the High Growth Fund, the Balanced Growth Fund and the Conservative Growth Fund would have been 12.61%, 10.11% and 6.99%, respectively. For the period ended September 30, 1996, the cumulative total returns since inception without the fee waiver and guarantee for the High Growth Fund, the Balanced Growth Fund and the Conservative Growth Fund would have been 11.24%, 8.42% and 5.30%, respectively. Indices are unmanaged, and unlike funds, do not reflect payment of advisory fees and other expenses associated with an investment in funds. Investors cannot, however, directly invest in an index.


NET ASSET VALUE (NAV) AND DIVIDEND DISTRIBUTIONS IN $ PER SHARE
================================================================================

                   High Growth     Balanced Growth    Conservative Growth
                      Fund               Fund                  Fund
--------------------------------------------------------------------------------
11/20/95              10.00             10.00                10.00
(Opening NAV)
--------------------------------------------------------------------------------
10/31/96              11.30             11.05                10.51
--------------------------------------------------------------------------------
Change                 1.30              1.05                 0.51
--------------------------------------------------------------------------------
Dividend
Distributions          0.02              0.03                 0.30
================================================================================

2 Source: Morningstar, Inc. Average for 189 asset allocation funds for the period from 11/1/95 through 10/31/96.

HIGH GROWTH FUND SUMMARY 3
(AS OF OCTOBER 31, 1996)

The High Growth Fund seeks to provide high capital growth with less volatility than an all-stock portfolio. Of the three Asset Director(R) Funds, this Fund offers the greatest exposure to stocks and the greatest potential for return and risk.

                                   ASSET MIX

                                  [Pie Chart]

Cash Equivalents               9.8%
Bonds                         16.9%
International Stocks          19.1%
Large Company U.S. Stocks     35.9%
Small Company U.S. Stocks     18.3%

================================================================================

                   Asset mix as of     Asset mix as of  Target asset mix in
                   October 31, 1996:   April 30, 1996:    neutral markets:
================================================================================
Large Company
U.S. Stocks              35.9%              37.0%              40.0%
--------------------------------------------------------------------------------
Small Company
U.S. Stocks              18.3%              20.6%              20.0%
--------------------------------------------------------------------------------
International Stocks     19.1%              19.8%              20.0%
--------------------------------------------------------------------------------
Bonds                    16.9%              17.5%              15.0%
--------------------------------------------------------------------------------
Cash Equivalents          9.8%               5.1%               5.0%
================================================================================

3 This information is not indicative of the Fund's asset mix or holdings after October 31, 1996. A complete listing of the Fund's holdings as of October 31, 1996, can be found in the Statement of Net Assets section of this report. Unlike in the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP FIVE STOCK HOLDINGS
================================================================================

   COMPANY                          COUNTRY         % OF FUND INVESTMENTS

   General Electric Co.             United States            1.07
--------------------------------------------------------------------------------
   Coca Cola Co.                    United States            0.85
--------------------------------------------------------------------------------
   Exxon Corp.                      United States            0.80
--------------------------------------------------------------------------------
   Merck & Co., Inc.                United States            0.66
--------------------------------------------------------------------------------
   Royal Dutch Petroleum, Inc.      Netherlands              0.63
================================================================================
   TOTAL                                                     4.01


TOP BOND HOLDINGS
================================================================================

   NAME OF SECURITY                                 % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (7.25%, Maturity 05/15/16)                                9.27
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (8.125%, Maturity 08/15/19)                               5.36
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (7.25%, Maturity 08/15/22)                                1.83
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (7.50%, Maturity 11/15/16)                                0.49
================================================================================
   TOTAL                                                    16.95

BALANCED GROWTH FUND SUMMARY 4
(AS OF OCTOBER 31, 1996)

The Balanced Growth Fund seeks to provide maximum total return, including both capital growth and income. This Fund invests in a more balanced mix of stocks and bonds.

                                   ASSET MIX

                                  [Pie Chart]

Cash Equivalents              10.4%
Bonds                         34.7%
Large Company U.S. Stocks     26.5%
Small Company U.S. Stocks     14.2%
International Stocks          14.2%

================================================================================

                   Asset mix as of     Asset mix as of  Target asset mix in
                   October 31, 1996:   April 30, 1996:    neutral markets:
================================================================================
Large Company
U.S. Stocks              26.5%              28.0%              30.0%
--------------------------------------------------------------------------------
Small Company
U.S. Stocks              14.2%              15.1%              15.0%
--------------------------------------------------------------------------------
International Stocks     14.2%              14.7%              15.0%
--------------------------------------------------------------------------------
Bonds                    34.7%              36.0%              35.0%
--------------------------------------------------------------------------------
Cash Equivalents         10.4%               6.2%               5.0%
================================================================================

4 This information is not indicative of the Fund's asset mix or holdings after October 31, 1996. A complete listing of the Fund's holdings as of October 31, 1996, can be found in the Statement of Net Assets section of this report. Unlike in the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP FIVE STOCK HOLDINGS
================================================================================

   COMPANY                          COUNTRY         % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
   General Electric Co.             United States            0.79
--------------------------------------------------------------------------------
   Coca Cola Co.                    United States            0.62
--------------------------------------------------------------------------------
   Exxon Corp.                      United States            0.60
--------------------------------------------------------------------------------
   Intel Corp.                      United States            0.51
--------------------------------------------------------------------------------
   Merck & Co., Inc.                United States            0.49
================================================================================
   TOTAL                                                     3.01


TOP FIVE BOND HOLDINGS
================================================================================

   NAME OF SECURITY                                 % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (7.25%, Maturity 05/15/16)                                6.27
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (8.13%, Maturity 08/15/19)                                5.38
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (6.13%, Maturity 08/31/98)                                3.81
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (7.50%, Maturity 10/31/99)                                2.34
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (5.88%, Maturity 08/15/98)                                2.11
================================================================================
   TOTAL                                                    19.91

CONSERVATIVE GROWTH FUND SUMMARY 5
(AS OF OCTOBER 31, 1996)

The Conservative Growth Fund seeks to provide income and more growth potential than an all-bond portfolio. This Fund normally keeps the majority of its assets invested in bonds. Its stock component is designed to help offset inflation.

                                   ASSET MIX

                                  [Pie Chart]

Cash Equivalents               7.2%
Bonds                         55.4%
Large Company U.S. Stocks     17.1%
Small Company U.S. Stocks     10.5%
International Stocks           9.8%

================================================================================

                   Asset mix as of     Asset mix as of  Target asset mix in
                   October 31, 1996:   April 30, 1996:    neutral markets:
--------------------------------------------------------------------------------
Large Company
U.S. Stocks              17.1%              18.4%              20.0%
--------------------------------------------------------------------------------
Small Company
U.S. Stocks              10.5%              11.3%              10.0%
--------------------------------------------------------------------------------
International Stocks      9.8%              10.8%              10.0%
--------------------------------------------------------------------------------
Bonds                    55.4%              56.1%              55.0%
--------------------------------------------------------------------------------
Cash Equivalents          7.2%               3.4%               5.0%

5 This information is not indicative of the Fund's asset mix or holdings after October 31, 1996. A complete listing of the Fund's holdings as of October 31, 1996, can be found in the Statement of Net Assets section of this report. Unlike in the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP FIVE STOCK HOLDINGS
================================================================================

   COMPANY                          COUNTRY         % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
   General Electric Co.             United States            0.51
--------------------------------------------------------------------------------
   Coca Cola Co.                    United States            0.40
--------------------------------------------------------------------------------
   Kokusai Denki (KDD)              Japan                    0.38
--------------------------------------------------------------------------------
   Exxon Corp.                      United States            0.31
--------------------------------------------------------------------------------
   Merck & Co., Inc.                United States            0.26
================================================================================
   TOTAL                                                     1.86


TOP FIVE BOND HOLDINGS
================================================================================

   NAME OF SECURITY                                 % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (8.13%, Maturity 08/15/19)                                8.61
--------------------------------------------------------------------------------
   U.S. Treasury Bond
   (7.25%, Maturity 05/15/16)                                7.73
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (6.13%, Maturity 08/31/98)                                5.72
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (5.88%, Maturity 08/15/98)                                5.70
--------------------------------------------------------------------------------
   U.S. Treasury Note
   (5.75%, Maturity 10/31/00)                                4.55
================================================================================
   TOTAL                                                    32.31

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors. He holds an M.B.A. from the Wharton School and a B.A. in economics from Virginia Tech, and has been a chartered financial analyst since 1985.

GERI HOM, Portfolio Manager, has primary responsibility for the day-to-day management of the equities in each Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages approximately $3 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager for its Domestic Equity Portfolio Management Group. She holds a B.A. in business education from San Francisco State University.

ANDREA REGAN, Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in each Fund's portfolio. Andrea joined CSIM in January 1991 and currently manages approximately $3 billion in assets. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capital Management, the investment management division of the Bank of California. She holds a B.S. in accounting from San Jose State University.



The following market overview and answers to questions are provided by the portfolio management team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE
                       (QUARTERLY % CHANGE, ANNUAL RATE)
                   -----------------------------------------
                   Q4-95                                0.3%
                   Q1-96                                2.0%
                   Q2-96                                4.7%
                   Q3-96                                2.0%



As shown on the graph above, the start of the fiscal year November 1, 1995 was ushered in with a weak fourth quarter 1995 real GDP growth rate of 0.3%, which caused some concern over the possibility of an economic recession. However, as time progressed, the economic climate improved significantly. By the third quarter of 1996, sentiment was focused on the apparent strength of the economy and its potential impact on future inflation. The financial markets were particularly concerned that the combined impact of strong economic growth and the strength of the labor market would force the Federal Reserve ("the Fed") to raise the federal funds rate in an effort to prevent a resurgence of inflation.

At the close of the Fund's fiscal year, job creation appears to be maintaining a healthy pace and the national unemployment rate of 5.2% is near its low for the decade. Although the pace of economic growth has slowed somewhat to a rate of 2.0% in the third quarter of 1996, there remain signs of potential inflationary pressures in the economy. Although both price and wage inflation appear to be well contained, the Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

                            (TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED)


                                Schwab         Schwab          Lehman MF
                               Small Cap    International     General US
                  S&P 500        Index          Index         Govt. Index
 ------------------------------------------------------------------------------
10/95            $1.000         $1.000         $1.000            $1.000
11/95            $1.044         $1.017         $1.028            $1.016
12/95            $1.064         $1.073         $1.068            $1.030
 1/96            $1.100         $1.070         $1.071            $1.036
 2/96            $1.110         $1.113         $1.073            $1.015
 3/96            $1.121         $1.133         $1.093            $1.007
 4/96            $1.137         $1.193         $1.119            $1.000
 5/96            $1.167         $1.234         $1.106            $0.999
 6/96            $1.171         $1.194         $1.113            $1.011
 7/96            $1.119         $1.098         $1.084            $1.014
 8/96            $1.143         $1.167         $1.094            $1.012
 9/96            $1.207         $1.210         $1.126            $1.029
10/96            $1.241         $1.190         $1.122            $1.051

Schwab Small Cap Index(R)          18.97%
Schwab International Index(R)      12.24%
S&P 500(R) Index                   24.06%
Lehman MF General
  US Govt. Index                    5.12%


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors from 11/1/95 through 10/31/96 and do not reflect a fund's performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

DOMESTIC EQUITY MARKET HIGHLIGHTS

As shown on the graph above, domestic equities achieved strong returns during the fiscal year, outpacing both international equities and domestic bonds. 6 During the fiscal year, the total return for the S&P 500(R) Index was 24.06% and the total return for the Schwab Small-Cap Index(R) was 18.97%. 7 Both returns were in excess of their longer-term (20-year) averages of 14.47% for the S&P 500 Index and 16.83% for

6 The domestic equities market is represented by the S&P 500 Index and the Schwab Small-Cap Index. The Schwab Small-Cap Index is comprised of the common stocks of the second 1,000 largest publicly traded companies ranked by market capitalization, excluding investment companies.

7 Morningstar, Inc., for the period November 1, 1995 to October 31, 1996.

small cap stocks. 8 Both of these indices reached new highs in the second quarter, experienced significant declines in June and July, and went on to recover (the S&P 500(R) Index reached a new high) by the close of the fiscal period.

Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 20 times earnings for the S&P 500 Index, is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.

Although there are many contributing factors, most market observers attribute the market's strong performance to three key developments: the second straight year of impressive corporate earnings; a continuation of relatively moderate short- and long-term interest rates; and continued high levels of cash flowing into equity mutual funds.

INTERNATIONAL EQUITY MARKET HIGHLIGHTS

International equity returns were more modest and were heavily influenced by the strengthening dollar. In local currency terms, the total return of the Schwab International Index(R)9 for the 12 months ended October 31, 1996 was 17.82%. Because the U.S. dollar increased in value against most other currencies, the total return measured in U.S.
dollars was 12.24%.

(8) Morningstar, Inc., for the period November 1, 1976 to October 31, 1996.

(9) The Schwab International Index is representative of the international equity market. This Index is comprised of the stocks of the 350 largest non-U.S. companies located in countries with developed securities markets and excludes investment companies.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                     30 YEAR               5 YEAR
                  TREASURY BOND        TREASURY BOND
                      YIELD                YIELD
                  -------------        -------------
11/3/95               6.28%                5.70%
11/10/95              6.34%                5.76%
11/17/95              6.23%                5.65%
11/24/95              6.25%                5.69%
12/1/95               6.09%                5.49%
12/8/95               6.05%                5.55%
12/15/95              6.10%                5.57%
12/22/95              6.06%                5.50%
12/29/95              5.95%                5.38%
1/5/96                6.05%                5.41%
1/12/96               6.15%                5.43%
1/19/96               5.97%                5.27%
1/26/96               6.05%                5.33%
2/2/96                6.16%                5.26%
2/9/96                6.10%                5.23%
2/16/96               6.24%                5.30%
2/23/96               6.41%                5.51%
3/1/96                6.37%                5.58%
3/8/96                6.71%                6.06%
3/15/96               6.74%                6.18%
3/22/96               6.66%                6.06%
3/29/96               6.67%                6.09%
4/5/96                6.82%                6.38%
4/12/96               6.80%                6.29%
4/19/96               6.79%                6.32%
4/26/96               6.79%                6.28%
5/3/96                7.12%                6.60%
5/10/96               6.93%                6.47%
5/17/96               6.83%                6.41%
5/24/96               6.83%                6.41%
5/31/96               6.99%                6.63%
6/7/96                7.03%                6.70%
6/14/96               7.09%                6.70%
6/21/96               7.10%                6.72%
6/28/96               6.87%                6.46%
7/5/96                7.19%                6.82%
7/12/96               7.03%                6.65%
7/19/96               6.97%                6.57%
7/26/96               7.01%                6.63%
8/2/96                6.74%                6.27%
8/9/96                6.69%                6.22%
8/16/96               6.77%                6.30%
8/23/96               6.96%                6.51%
8/30/96               7.12%                6.72%
9/6/96                7.11%                6.70%
9/13/96               6.95%                6.47%
9/20/96               7.04%                6.62%
9/27/96               6.91%                6.44%
10/4/96               6.74%                6.21%
10/11/96              6.85%                6.28%
10/18/96              6.80%                6.25%
10/25/96              6.82%                6.26%



BOND MARKET HIGHLIGHTS

As shown on the chart above, during the first three months of the reporting period, both intermediate and long-term Treasury Bond yields declined, causing a corresponding increase in the value of bonds. This decline in rates was a result of concerns over a potential recession, an anticipated decline in demand for borrowing, and reduced inflationary expectations. The bond market experienced a dramatic reversal in sentiment during February, which marked the beginning of a sharp increase in Treasury Bond yields and a corresponding decrease in the value of bonds. The increase in rates was a result of strong economic data and concerns that the economy could be growing too fast, which could result in higher inflation levels. The last half of the reporting period was characterized by some degree of volatility and no discernible trend, with trading ranges of 6.7% to 7.2% for the 30-year Treasury Bond and 6.2% to 6.8% for the 5-year Treasury Bond.

QUESTIONS AND ANSWERS

Q.  How did the performance of the three Asset Director(R) Funds compare?

A.
                              ASSET DIRECTOR FUNDS
                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT



                       HIGH            BALANCED         CONSERVATIVE     S&P 500(R)       LEHMAN MF GOVT.
                    GROWTH FUND       GROWTH FUND       GROWTH FUND        INDEX        GEN. U.S. BOND INDEX
                    -----------       -----------       -----------       -------       --------------------
11/20/95              $10,000          $10,000           $10,000       $10,000              $10,000
11/30/95               10,080           10,080            10,080        10,104               10,078
12/31/95               10,292           10,270            10,237        10,299               10,221
1/31/96                10,442           10,390            10,337        10,649               10,283
2/29/96                10,533           10,410            10,297        10,748               10,074
3/31/96                10,623           10,460            10,287        10,851                9,990
4/30/96                10,803           10,581            10,337        11,011                9,926
5/31/96                10,954           10,691            10,378        11,294                9,909
6/30/96                10,934           10,711            10,439        11,336               10,037
7/31/96                10,523           10,410            10,256        10,835               10,062
8/31/96                10,733           10,551            10,337        11,064               10,040
9/30/96                11,184           10,912            10,643        11,686               10,207
10/31/96               11,324           11,082            10,818        12,008               10,431

Cumulative Total Return                               * Inception Date
Since Inception
(11/20/95* - 10/31/96)
High Growth Fund          13.24%
Balanced Growth Fund      10.82%
Conservative Growth Fund   8.18%


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees and have guaranteed that total operating expenses will not exceed 0.89% through at least February 28, 1997. Without this fee waiver and guarantee, the Fund's total returns would have been lower. The performance graph compares a hypothetical $10,000 investment in each of the Asset Director Funds since inception on November 20, 1995. This chart is for hypothetical illustration purposes only.

As shown on the graph on the previous page, all three of the Asset Director(R) Funds earned positive total returns for the reporting period. Since all three of the equity classes (U.S. large company, U.S. small company, and international) outperformed both bonds and cash, the funds with the highest allocations to equities had the best performance. Keep in mind that the target equity allocations for the Asset Director Funds are 80% for the High Growth Fund, 60% for the Balanced Growth Fund, and 40% for the Conservative Growth Fund.

The relative performance of the three Funds remains consistent with our long-term expectations. However, we anticipate there will be periods in the future where the short-term results are reversed because bonds may outperform equities. Additionally, it is our expectation over the long term that the total return performance of the Conservative Growth Fund will exhibit less volatility than that of the Balanced Growth Fund, which will in turn exhibit less volatility than that of the High Growth Fund. This is because bonds have traditionally exhibited less volatility than equities. Therefore, as the proportion of the portfolio allocated to bonds increases, volatility should decrease. As a result, all three Asset Director Funds should exhibit less volatility than an all stock fund such as an S&P 500(R) Index fund.

Q. HOW DID THE FUNDS' ASSET CLASS ALLOCATIONS DIFFER FROM THEIR NEUTRAL TARGET MIXES THROUGHOUT THE FISCAL YEAR?

A. As the following charts show, the Funds were under-weighted in bonds during the first several months of the reporting period. With low long-term bond rates in place during November and December of 1995, the tactical asset allocation model indicated that the expected return on bonds relative to cash and stocks was not sufficient to justify allocating the full target allocation to bonds. As a result, the Funds had a relative over-weighting in cash and stocks during these first several months of the reporting period. Then in February, as long-term bond yields and equity values continued to rise, the tactical asset allocation model began to indicate a series of asset allocation shifts out of cash and stocks up to the point where in March, the Funds had a slight over-weighting in bonds and under-weighting in equities relative to their neutral targets. With the exception of a one-month period beginning in August when the Funds maintained a neutral equity/bond weighting, the Funds remained in this position throughout the end of the reporting period.



                                    [GRAPH]


ASSET DIRECTOR          Conservative    Balanced        High
Target Mix              Growth Fund     Growth Fund     Growth Fund
--------------          ------------    -----------     -----------
Cash                         5%               5%              5%
Bonds                       55%              35%             15%
International               10%              15%             20%
Small-Cap                   10%              15%             20%
Large-Cap                   20%              30%             40%

                                     Actual Mix
              ------------------------------------------------------------
                                  High Growth Fund
              ------------------------------------------------------------
              Large-Cap       Small-Cap       International
               Equity          Equity            Equity       Bonds   Cash
              ------------------------------------------------------------

11/20/95          43             20               20             0      17
11/30/95          43             20               20             0      17
12/15/95          43             20               20             0      17
12/29/95          46             20               20             0      14
 1/15/96          46             20               20             0      14
 1/31/96          43             20               20             6      11
 2/15/96          40             20               20            12       8
 2/29/96          40             20               20            12       8
 3/15/96          37             20               20            18       5
 3/29/96          37             20               20            18       5
 4/15/96          37             20               20            18       5
 4/30/96          37             20               20            18       5
 5/15/96          37             20               20            18       5
 5/31/96          37             20               20            18       5
 6/14/96          37             20               20            18       5
 6/28/96          37             20               20            18       5
 7/15/96          37             20               20            18       5
 7/31/96          37             20               20            18       5
 8/15/96          40             20               20            15       5
 8/30/96          40             20               20            15       5
 9/16/96          37             20               20            18       5
 9/30/96          37             20               20            18       5
10/15/96          37             20               20            18       5
10/31/96          37             20               20            18       5


                                     Actual Mix
              ------------------------------------------------------------
                                Balanced Growth Fund
              ------------------------------------------------------------
              Large-Cap       Small-Cap       International
               Equity          Equity             Equity      Bonds   Cash
               ------------------------------------------------------------

11/20/95          32             15               15            25      13
11/30/95          32             15               15            25      13
12/15/95          32             15               15            25      13
12/29/95          34             15               15            25      11
 1/15/96          34             15               15            25      11
 1/31/96          32             15               15            29       9
 2/15/96          30             15               15            33       7
 2/29/96          30             15               15            33       7
 3/15/96          28             15               15            37       5
 3/29/96          28             15               15            37       5
 4/15/96          28             15               15            37       5
 4/30/96          28             15               15            37       5
 5/15/96          28             15               15            37       5
 5/31/96          28             15               15            37       5
 6/14/96          28             15               15            37       5
 6/28/96          28             15               15            37       5
 7/15/96          28             15               15            37       6
 7/31/96          28             15               15            37       5
 8/15/96          30             15               15            35       5
 8/30/96          30             15               15            35       5
 9/16/96          28             15               15            37       5
 9/30/96          28             15               15            37       5
10/15/96          28             15               15            37       5
10/31/96          28             15               15            37       5


                                   Actual Mix
              ------------------------------------------------------------
                             Conservative Growth Fund
              ------------------------------------------------------------
              Large-Cap       Small-Cap       International
               Equity          Equity            Equity       Bonds   Cash
              ------------------------------------------------------------

11/20/95*         22             10               10            45      13
11/30/95          22             10               10            45      13
12/15/95          22             10               10            45      13
12/29/95          24             10               10            45      11
 1/15/96          24             10               10            45      11
 1/31/96          22             10               10            49       9
 2/15/96          20             10               10            53       7
 2/29/96          20             10               10            53       7
 3/15/96          18             10               10            57       5
 3/29/96          18             10               10            57       5
 4/15/96          18             10               10            57       5
 4/30/96          18             10               10            57       5
 5/15/96          18             10               10            57       5
 5/31/96          18             10               10            57       5
 6/14/96          18             10               10            57       5
 6/28/96          18             10               10            57       5
 7/15/96          18             10               10            57       5
 7/31/96          18             10               10            57       5
 8/15/96          20             10               10            55       5
 8/30/96          20             10               10            55       5
 9/16/96          18             10               10            57       5
 9/30/96          18             10               10            57       5
10/15/96          18             10               10            57       5
10/31/96          18             10               10            57       5

*Inception Date

Q. WHAT SECURITY SELECTION STRATEGIES ARE USED BY THE PORTFOLIO MANAGEMENT TEAM AS THEY SEEK TO ACHIEVE THE APPROPRIATE ASSET MIX FOR EACH FUND?

A. One of the founding principles of the Asset Director(R) Funds, as well as one of the basic tenets of asset allocation, is that the asset mix is a much more significant determinant of portfolio returns than security selection. A study of the performance of pension fund returns indicated that over 90% of the performance was determined by asset mix.10 During the development stage of the Asset Director Funds, we analyzed many different asset allocation combinations prior to selecting the three current Fund target mixes. We feel that the ones we chose represent a strong selection of reward/risk profiles for investors. For each asset class, the portfolio management team has implemented an indexing approach to investment selection. We feel that using an indexing approach is an effective method of helping each Fund achieve the desired market representation for each asset class. This approach also helps to ensure that the Funds maintain the return and risk characteristics we were seeking when we developed them.

The asset classes included in each of the Asset Director Funds and the indexes each asset class will seek to track are as follows:

-  Large Company Stock              S&P 500(R) Index

-  Small Company Stock              Schwab Small-Cap Index(R)

-  International Stock              Schwab International Index(R)

-  Bonds                            Lehman General Government
                                    Bond Index & Lehman 20+
                                    Treasury Index

10 Financial Analysts Journal; Brinson, Singer, Beebower; May-June 1991.

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
Statement of Net Assets
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
COMMON STOCK--76.3%
DOMESTIC--56.4%
AEROSPACE/DEFENSE--1.1%
AAR Corp.                                                    500        $  14,250
Alliant Techsystems Inc.*                                    900           43,988
BFGoodrich Co.                                               300           12,713
Boeing Co.                                                 2,700          257,513
Curtiss-Wright Corp.                                         100            5,413
Gencorp Inc.                                                 900           14,850
General Dynamics Corp.                                       400           27,450
Lockheed Martin Corp.                                      1,900          170,288
McDonnell Douglas Corp.                                    1,600           87,200
Northrop Grumman Corp.                                       400           32,300
OEA, Inc.                                                  1,000           37,750
Orbital Sciences Corp. Class A*                            1,000           21,125
Raytheon Co.                                               1,700           83,725
Rockwell International Corp.                               1,500           82,500
Rohr Industries Inc.*                                        400            7,400
Textron Inc.                                               1,100           97,625
Thiokol Corp.                                                500           20,938
Trimble Navigation Ltd.*                                     500            7,094
United Technologies Corp.                                    900          115,875
                                                                        ---------
                                                                        1,139,997
                                                                        ---------
AIR TRANSPORTATION--0.3%
AMR Corp.*                                                   800           67,200
Alaska Air Group Inc.*                                       300            6,600
Atlantic Southeast Airlines Inc.                           1,100           23,100
Delta Airlines Inc.                                          700           49,613
Mesa Air Group Inc.*                                       2,000           18,750
Offshore Logistics, Inc.*                                    400            6,725
Southwest Airlines Co.                                       800           18,000
Trans World Airlines Inc. (New)*                           1,500           12,000
USAir Group, Inc.*                                         3,000           52,125
Valujet Inc.                                               1,900           18,644
                                                                        ---------
                                                                          272,757
                                                                        ---------
ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co. Class B                                   1,800           34,988
Anheuser-Busch Companies, Inc.                             3,600          138,600
Brown Forman Corp. Class B                                   500           21,625
Canandaigua Wine Co., Inc. Class A*                          700           16,013
Seagram Company Ltd.                                       2,200           83,325
                                                                        ---------
                                                                          294,551
                                                                        ---------

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
APPAREL--0.4%
Brown Group Inc.                                             500         $ 10,313
Burlington Industries Inc.*                                1,800           20,475
Cone Mills Corp.*                                            600            4,725
Donnkenny Inc.                                               500            6,250
Fabri-Centers of America, Inc. Class A                       200            2,600
Guilford Mills, Inc.                                         400            9,500
Justin Industries Inc.                                       600            6,150
Kellwood Co.                                                 500            9,000
Liz Claiborne Inc.                                           400           16,900
Men's Wearhouse, Inc.                                        500           10,281
NIKE, Inc. Class B                                         1,800          105,975
Nautica Enterprises Inc.                                   2,000           61,250
Phillips-Van Heusen Corp.                                    600            6,600
Reebok International Ltd.                                    400           14,300
Russell Corp.                                                200            5,675
St. John's Knits, Inc.                                       600           27,450
Stride Rite Corp.                                          2,300           18,975
Unitog Co.                                                   400           10,950
V.F. Corp.                                                   400           26,150
Wolverine World Wide Inc.                                  1,350           33,413
                                                                          -------
                                                                          406,932
                                                                          -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp. Class A*                                   300            6,225
Armor-All Products Corp.                                     500            8,313
Carlisle Cos. Inc.                                           900           51,188
Cooper Tire & Rubber                                         400            7,850
Discount Auto Parts Inc.*                                    400            8,700
Goodyear Tire & Rubber                                     1,000           45,875
O'Reilly Automotive, Inc.*                                   200            7,050
                                                                          -------
                                                                          135,201
                                                                          -------
BANKS--4.4%
ALBANK Financial Corp.                                       360           10,035
Associated Banc-Corp.                                        900           35,888
Banc One Corp.                                             2,850          120,769
Bancorp South, Inc.                                        1,400           35,263
Bank of Boston Corp.                                       1,300           83,200
Bank of New York Co., Inc.                                 2,600           86,125
BankAmerica Corp.                                          2,900          265,350
Bankers Trust New York Corp.                               1,000           84,500
Barnett Banks, Inc.                                        1,200           45,750
Boatmens Bancshares Inc.                                   1,400           85,138
CCB Financial Corp.                                          900           51,300
CNB Bancshares Inc.                                          420           12,495
Centura Banks Inc.                                         1,100           42,763

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Chase Manhattan Corp. (New)                                3,440         $294,980
Chemical Financial Corp.                                     300           11,213
Citicorp                                                   4,200          415,800
Citizens Bancorp                                             400           20,400
Citizens Banking Corp.                                       400           11,600
City National Corp.                                        1,600           28,000
Cole Taylor Financial Group Inc.                             400           12,050
Colonial BancGroup Inc.                                      300           11,363
Comerica Inc.                                                900           47,813
Corestates Financial Corp.                                 1,600           77,800
Corus Bankshares Inc.                                        500           15,563
Cullen/Frost Bankers Inc.                                    600           18,113
Dauphin Deposit Bank & Trust Co.                           1,100           35,888
Deposit Guaranty Corp.                                       700           35,088
F & M National Corp.                                         400            7,400
Fifth Third Bancorp                                          700           43,925
First Bank System Inc.                                       982           64,812
First Chicago NBD Corp.                                    1,805           92,055
First Citizens BancShares Inc.                               300           20,175
First Commercial Bancshares Inc.                             300            8,363
First Commercial Corp.                                     1,236           41,864
First Commonwealth Financial Corp.                         1,000           18,000
First Financial Bancorp                                      880           27,390
First Hawaiian, Inc.                                       1,100           34,100
First Michigan Bank Corp.                                    700           17,500
First Midwest Bancorp Inc.                                   300            9,563
First Union Corp.                                          2,275          165,506
Firstbank Illinois Co.                                       300            9,769
Fleet Financial Group Inc. (New)                           1,924           95,960
Fort Wayne National Corp.                                    300           10,388
Fulton Financial Corp.                                       880           17,490
HUBCO, Inc.                                                  412            8,884
Hancock Holding Co.                                          700           27,913
Imperial Bancorp                                             486            9,325
J.P. Morgan & Co. Inc.                                     1,600          138,200
Jefferson Bankshares, Inc.                                   500           13,781
Keycorp (New)                                              1,400           65,275
Keystone Financial Inc.                                    1,650           42,694
Liberty Bancorp, Inc.                                        300           11,513
Long Island Bancorp Inc.                                     800           23,850
MBNA Corp.                                                 1,600           60,400
Magna Group Inc.                                           1,200           33,450
Mark Twain Bancshares Inc.                                   900           41,288
Mellon Bank Corp.                                            900           58,613
Mid-Am, Inc.                                                 440            7,755
National Bancorp of Alaska, Inc.                             700           45,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
National City Corp.                                        1,200        $  52,050
National Commerce Bancorp                                  1,100           38,775
NationsBank Corp.                                          2,700          254,475
New York Bancorp Inc.                                        300           10,163
North Fork Bancorporation                                  1,100           34,788
Norwest Corp.                                              2,210           96,964
ONBANCorp, Inc.                                              400           14,575
Old National Bancorp                                         800           29,100
One Valley Bancorp of West Virginia Inc.                     625           20,195
PNC Bank Corp.                                             2,500           90,625
Park National Corp.                                          200            9,650
People's Bank Bridgeport Conn.                             1,400           35,875
Provident Bancorp Inc.                                     1,350           59,822
Provident Bankshares Corp.                                   300           10,763
Queens County Bancorp, Inc.                                  266           11,538
Republic New York Corp.                                      300           22,875
Riggs National Corp. Washington D.C.                         700           11,900
S & T Bancorp, Inc.                                          300            9,413
Security Capital Corp.                                       300           19,875
Sumitomo Bank                                                400           10,150
Suntrust Banks, Inc.                                       1,600           74,600
Susquehanna Bancshares, Inc.                                 300            8,813
Toronto-Dominion Bank                                      1,464           34,221
Toronto-Dominion Bank (Ontario)*                             245            5,727
TrustCo Bank Corp. NY                                        460           10,063
Trustmark Corp.                                            1,500           37,125
U S Trust Corp. (New)                                        300           18,750
U.S. Bancorp                                                 885           35,345
UMB Financial Corp.                                        1,050           41,081
Union Planters Corp.                                       1,220           42,395
United Bankshares, Inc.                                      300            9,000
United Carolina Bancshares Corp.                             600           15,450
Wachovia Corp. (New)                                       1,100           59,125
Wells Fargo & Co.                                            533          142,378
Westamerica Bancorp                                          300           15,263
Whitney Holding Corp.                                        400           12,750
                                                                        ---------
                                                                        4,672,430
                                                                        ---------
BUSINESS MACHINES & SOFTWARE--4.2%
3COM Corp.                                                 1,200           81,225
AST Research Inc.*                                         1,200            5,475
Amati Communications Corp.*                                  700           12,206
Amdahl Corporation*                                          600            6,150
Analogic Corp.                                               500           13,625
Apple Computer, Inc.                                         800           18,500
Applied Magnetics Corp.*                                     900           19,238
Auspex Systems, Inc.*                                        700            7,131

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Autodesk, Inc.                                               100         $  2,288
BBN Corp.*                                                   500           10,688
BancTec, Inc.*                                               700           14,263
Bay Networks, Inc.                                           800           16,200
Black Box Corp.*                                             500           17,000
Borland International Inc.*                                  700            3,566
Broderbund Software Inc.*                                    700           19,600
Cabletron Systems Inc.*                                    1,000           62,375
Ceridian Corp.*                                              428           21,240
Cheyenne Software Inc.*                                    1,300           39,488
Cisco Systems Inc.                                         5,300          327,606
Compaq Computer Corp.*                                     2,200          153,175
Computer Assoc. International Inc.                         3,050          180,331
Computer Horizons Corp.                                      600           18,675
Computer Products, Inc.*                                     800           15,750
Computer Sciences Corp.*                                   1,190           88,358
Compuware Corp.*                                           1,200           63,600
Comshare, Inc.                                               300            4,181
Comverse Technology Inc. (New)*                              800           27,900
Control Data Systems, Inc.*                                  500           11,719
Data General Corp.*                                        1,500           22,313
Dell Computer Corp.                                          800           65,200
Digi International Inc.*                                     300            4,406
Digital Equipment Corp.*                                   1,100           32,450
EMC Corp.*                                                 1,500           39,375
Exabyte Corp.*                                               500            6,531
FileNet Corp.*                                               400           11,300
Geoworks*                                                    500           10,094
HCIA Inc.*                                                   700           19,600
HNC Software Inc.                                            400           12,550
Hewlett Packard Co.                                        7,700          339,763
Honeywell Inc.                                               900           55,913
INSO Corp.                                                   800           39,300
Intergraph Corp.*                                          2,300           21,706
International Business Machines                            3,900          503,100
JTS Corp.*                                                 2,200            8,250
Learning Co. Inc.*                                         1,200           25,611
Legato Systems Inc.                                          600           21,375
McAfee Associates, Inc.                                    1,575           71,761
Metatools Inc.*                                              500            9,688
Microchip Technology Inc.*                                 1,200           43,350
Microsoft Corp.*                                           4,400          604,175
Mylex Corp.*                                                 800           10,150
National Computer Systems, Inc.                              500           10,688
National Instruments Corp.*                                  500           14,500
Novell Inc.*                                               2,100           19,556

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Novellus Systems, Inc.*                                      600        $  24,750
Oak Technology                                             2,000           20,000
Optical Data Systems, Inc.                                   400            5,800
Oracle Systems Corp.                                       4,350          184,059
Pitney Bowes Inc.                                          1,000           55,875
Platinum Technology Inc.*                                  1,900           27,550
Project Software & Development Inc.                          400           13,350
Pure Atria Corp.*                                            617           16,775
Quantum Corp.*                                             1,800           36,338
Rational Software Corp. (New)                              1,800           68,738
Read-Rite Corp.*                                           1,600           28,200
Safeguard Scientifics Inc.                                 1,800           71,550
Santa Cruz Operations, Inc.*                               1,500           10,406
Seagate Technology, Inc.                                     684           45,657
Security Dynamics Technology                               1,300          104,975
Sequent Computer Systems, Inc.*                              800           11,850
Shiva Corp.                                                  800           32,950
Silicon Graphics Inc.*                                     1,276           23,606
Stac Inc.*                                                   700            5,119
Stratus Computer Inc.*                                     1,100           24,613
Structural Dynamics Research Corp.*                        1,300           22,994
Sun Microsystems Inc.                                      1,500           91,406
System Software Associates, Inc.                           1,500           17,531
Tandem Computers Inc.*                                       600            7,575
Tech Data Corp.*                                           1,400           35,963
Transaction Systems Architects Inc. Class A                  900           36,900
Unisys Corp.*                                                900            5,625
Veritas Software Co.                                         500           25,375
Videoserver Inc.*                                            300           14,119
Wang Laboratories Inc. (New)*                              1,300           30,306
Wind River Systems Inc.                                      450           18,956
Xerox Corp.                                                2,400          111,300
Xircom, Inc.*                                                700           14,219
                                                                        ---------
                                                                        4,528,688
                                                                        ---------
BUSINESS SERVICES--2.7%
ABM Industries, Inc.                                         600           10,575
ABR Information Services Inc.                                800           55,100
Access Health Inc.                                           900           29,475
Ackerley Inc.                                              1,200           14,700
Addington Resources, Inc.*                                   600           16,650
Affiliated Computer Services Inc. Class A                    600           32,550
Allegiance Corp.*                                            320            6,000
Alternative Resources Corp.                                  400            7,975
American Business Information, Inc.                          500            9,500
American Business Products, Inc.                             400            8,900
American Homepatient Inc.                                    800           18,900

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
American Medical Response, Inc.*                           1,000         $ 30,000
Amresco Inc.                                               1,000           20,938
Analysts International Corp.                                 600           14,700
Apollo Group, Inc. Class A                                 2,250           61,313
Applix Inc.                                                  300            7,200
Aspen Technology Inc.*                                       200           13,400
Automatic Data Processing, Inc.                            1,700           70,763
BISYS Group, Inc.*                                           700           26,119
Bell & Howell Co. (New)*                                     700           18,725
Billing Information Concepts Corp.*                          500           12,938
Bowne & Co. Inc.                                             400            9,350
Browning Ferris Industries Inc.                            1,300           34,125
CDI Corp.*                                                   600           16,500
Cambridge Technology Partners                              1,200           39,450
Camco International Inc.                                   1,100           42,625
Catalina Marketing Corp.                                   1,100           55,963
Cellular Technical Services Inc.                             400            6,475
Cerner Corp.                                               1,100           13,131
Checkfree Corp.*                                           1,100           19,938
Clintrials Research Inc.                                     300           11,194
Compucom Systems Inc.*                                     1,500           14,719
Computer Task Group Inc.                                     400           15,100
Computervision Corp. (New)*                                2,200           19,800
Continental Waste Industries Inc.*                           600           14,925
Coventry Corp.*                                            1,300           13,000
Culligan Water Technologies Inc.*                            700           26,250
Dames & Moore Inc.                                           500            6,688
Data Broadcasting*                                         1,100            8,044
DeVRY Inc.                                                   900           44,888
Deluxe Corp.                                                 100            3,263
Dionex Corp.                                                 400           15,500
Dun & Bradstreet Corp.                                     1,400           81,025
Dynatech Corp.*                                              700           34,694
Ecolab Inc.                                                  300           10,950
Electro Rental                                               400            9,400
Employee Solutions Inc.                                    1,200           26,400
Envoy Corp. (New)*                                           400           14,800
Epic Design Technology Inc.                                  500           12,375
Express Scripts Inc. Class A*                                900           25,313
Fair Issac & Co. Inc.                                        300           11,288
First Data Corp.                                           1,800          143,550
Franklin Quest Co.*                                        1,000           20,250
G&K Services, Inc. Class A                                   500           14,500
GRC International, Inc.*                                     200            2,825
H & R Block Inc.                                             600           14,850
HA-LO Industries Inc.                                        400           12,600

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Health Management Systems, Inc.                              450          $10,519
Healthplan Services Corp.*                                   600           10,875
Heritage Media Corp. Class A (New)                         1,000           15,250
Hon Industries Inc.                                        1,100           38,913
Horizon Healthcare Corp.*                                  1,800           18,675
ITT Educational Services Inc.                                450           16,369
Information Resources, Inc.*                                 600            7,613
Inphynet Medical Management Inc.*                            800           12,700
Integrated Health Services Inc.                            1,000           24,625
Integrated Systems Consulting Group                          150            2,438
Integrated Systems Inc. Class A                              600           15,975
Intelligent Electronics Inc.                               1,400           12,250
Interim Services Inc.*                                       400           16,000
Interpublic Group of Companies, Inc.                         500           24,250
Jack Henry & Associates Inc.                                 300           12,188
Jacobs Engineering Group Inc.*                             1,100           24,338
Jenny Craig, Inc.*                                           800            7,200
John H. Harland Co.                                        1,500           46,688
Keane, Inc.                                                  800           37,100
Kinder Care Learning Centers Inc.*                           600           11,888
Kirby Corp.*                                                 800           15,600
Kronos, Inc.                                                 300            8,738
Laidlaw Inc. Class B (Non Voting)                          1,500           17,625
Mariner Health Group Inc.*                                 1,100            9,213
Maxicare Health Plans Inc. (New)*                            900           16,819
Metromedia International Group, Inc.*                      2,600           25,675
Micro Warehouse, Inc.*                                     1,200           27,750
Molten Metal Technology, Inc.*                             1,100           14,713
Moore Corp. Ltd.                                             500           10,125
National Data Corp.                                          900           37,013
National Education Corp.*                                  1,000           16,250
National Media Corp.*                                        100            1,200
National Service Industries, Inc.                            200            6,900
Netcom Online Communications*                                300            4,538
Netmanage Inc.*                                            1,400            9,581
Network Equipment Technologies*                              500            6,688
New England Business Service, Inc.                           400            7,200
Norrell Corp. Georgia                                        800           20,000
Occusystems Inc.*                                            600           16,538
Oceaneering International, Inc.*                             800           14,400
Ogden Corp.                                                4,000           72,500
Orthodontic Centers of America Inc.                        1,600           22,800
PAXAR Corp.                                                  625           10,078
PSINet Inc.*                                               1,300           12,431
Payment Services Inc.                                        750           15,000
Pharmaceutical Product Development Inc.*                     405            7,796

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Physician Corp. of America*                                1,100        $  12,238
Physicians Computer Network*                               1,500           13,406
Pre-Paid Legal Services, Inc.*                               800            9,400
Quarterdeck Corp.*                                         1,100            5,672
R.R. Donnelley & Sons Co.                                  1,000           30,375
Rollins, Inc.                                              1,200           22,950
Rykoff-Sexton, Inc.                                          400            5,700
SEI Corp.                                                    500           10,063
SPS Transaction Services, Inc.*                              900           14,400
SUPERVALU Inc.                                               300            8,925
Safety-Kleen Corp.                                           300            4,688
Scientific Games Holdings Corp.*                             800           18,100
Seacor Holdings Inc.*                                        300           16,200
Service Corp. International                                1,600           45,600
Shared Medical Systems Corp.                                 100            4,813
Sitel Corp.                                                1,200           23,625
Standard Register Co.                                      1,200           31,200
Sun Healthcare Group Inc.*                                 1,300           16,575
Symantec Corp.*                                            1,800           19,463
Synetic Inc.*                                                900           33,131
TCSI Corp.                                                   700            5,513
Technology Solutions Co.                                     600           23,250
True North Communications                                    700           16,625
United Waste Systems, Inc.                                 1,800           61,650
Universal Health Services Inc. Class B                     1,300           32,500
Valassis Communications Inc.*                              1,700           30,600
Viad Corp.                                                 1,100           15,950
Viasoft Inc.                                                 600           29,700
Volt Information Sciences Inc.                               300           11,775
WMX Technologies Inc.                                      3,500          120,313
Zebra Technologies Corp. Class A                           1,600           46,000
                                                                        ---------
                                                                        2,885,594
                                                                        ---------
CHEMICAL--1.8%
Air Products & Chemicals Inc.                              1,000           60,000
Arcadian Corp.                                             1,100           27,088
Calgon Carbon Corp.                                        1,100           11,000
Cambrex Corp.                                                600           18,750
Chemed Corp.                                                 300           11,700
Crompton & Knowles Corp.                                   2,278           41,004
Cytec Industries Inc.                                      1,500           53,625
Dexter Corp.                                               1,100           34,100
Dow Chemical Co.                                           2,300          178,825
E.I. Du Pont de Nemours & Co.                              4,700          435,925
Eastman Chemical Co.                                         500           26,375
Ferro Corp.                                                1,200           32,400
First Mississippi Corp.                                    1,000           29,000

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Geon Co.                                                   1,100        $  21,588
Great Lakes Chemical Corp.                                   400           20,850
H.B. Fuller Co.                                              400           16,650
Hercules Inc.                                                700           33,338
Lawter International Inc.                                  1,200           14,100
Lilly Industrial Inc. Class A                                500            9,000
Millennium Chemicals Inc.*                                   380            7,695
Minnesota Mining & Manufacturing Co.                       3,200          245,200
Monsanto Co.                                               3,800          150,575
Morton International Inc.                                  1,000           39,375
NCH Corp.                                                    200           11,150
NL Industries Inc. (New)                                   2,400           20,400
Nalco Chemical Co.                                           300           10,913
OM Group Inc.                                                300           12,150
PPG Industries Inc.                                        1,300           74,100
Petrolite Corp.                                              300            9,675
Praxair Inc.                                               1,000           44,250
Rohm & Haas Co.                                              500           35,688
Scotts Co. Class A*                                          500            9,313
Sequa Corp. Class A*                                         300           12,525
Sigma-Aldrich Corp.                                          400           23,450
Techne Corp.*                                                400            9,600
Tredegar Industries Inc.                                     300           11,475
Union Carbide Corp.                                          900           38,363
W R Grace & Co. (Delaware)*                                  700           37,100
WD-40 Co.                                                    200           10,025
Wellman Inc.                                               1,200           21,300
                                                                        ---------
                                                                        1,909,640
                                                                        ---------
CONSTRUCTION--0.5%
Amre Inc.                                                    700            6,475
Apogee Enterprises, Inc.                                     300           11,513
Armstrong World Industries, Inc.                             300           20,025
Blount International Inc. Class A                          1,200           43,200
Calmat Co.                                                   700           13,038
Centex Construction Products Inc.                            500            7,813
Centex Corp.                                               1,400           42,175
Crane Co.                                                    100            4,650
D.R. Horton Inc.                                           1,100           10,038
Del Webb Corp.                                               400            6,400
Fluor Corp.                                                  600           39,300
Global Industries Inc.                                     1,400           24,850
Granite Construction Inc.                                    450            8,831
Kaufman & Broad Home Corp.                                 1,000           12,000
Lone Star Industries, Inc. (New)                             300           11,025
Mafco Consolidated Group Inc.*                               700           19,513
Mastec Inc.*                                                 600           29,138

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Medusa Corp.                                                 400         $ 13,150
Morrison Knudsen Corp. (New)*                              1,600           14,400
Owens Corning                                                400           15,500
Pulte Corp.                                                1,300           34,450
Regal Beloit Corp.                                           500            8,875
Sherwin Williams Co.                                         600           30,075
Southdown Inc.                                               400           10,950
Stanley Works                                                600           16,950
Stone & Webster, Inc.                                        400           13,200
TJ International Inc.                                        400            7,750
Toll Brothers, Inc.*                                       1,300           22,263
Triangle Pacific Corp. Delaware*                             300            6,319
U.S. Home Corp. (New)*                                       300            6,488
                                                                          -------
                                                                          510,354
                                                                          -------
CONSUMER-DURABLE--0.4%
Bassett Furniture Industries Inc.                            400            8,950
Black & Decker Corp.                                         600           22,425
Champion Enterprises Inc.                                  1,620           31,995
Chicago Miniature Lamp Inc.                                  450           13,556
Ethan Allen Interiors Inc.                                   400           14,300
Furniture Brands International Inc.*                       2,400           32,100
Harman International Industries Inc. (New)                   900           46,238
Interface Inc. Class A                                       400            6,700
Kimball International Inc. Class B                           600           21,600
La-Z-Boy Chair Co.                                           500           15,563
Masco Corp.                                                1,000           31,375
Maytag Corp.                                                 500            9,938
National Presto Industries, Inc.                             200            7,500
Newell Co.                                                 1,100           31,213
Snap-on Tools Corp.                                          300            9,638
Sturm, Ruger & Co., Inc.                                   1,600           30,000
Toro Co.                                                     300            9,413
Whirlpool Corp.                                              600           28,350
Zenith Electronics Corp.*                                  2,100           27,563
                                                                          -------
                                                                          398,417
                                                                          -------
CONSUMER-NONDURABLE--0.8%
3DO Co.*                                                     600            3,413
A.T. Cross Co. Class A                                       500            5,688
Acclaim Entertainment Inc.*                                1,800            8,888
American Greetings Corp. Class A                             500           14,656
Buffets Inc.*                                              1,200           13,275
CKE Restaurants Inc.                                         700           20,825
Corning Inc.                                               1,600           62,000
Darden Restaurants Inc.                                      800            6,700
Department 56 Inc.*                                          700           15,400

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Foodmaker, Inc.*                                           1,300         $ 12,675
Galoob Lewis Toys Inc.*                                      500           13,438
Hasbro Inc.                                                  600           23,325
International Dairy Queen Inc. Class A*                      700           13,475
Jostens, Inc.                                              1,800           38,700
Landry's Seafood Restaurants, Inc.                           900           18,113
Luby's Cafeterias, Inc.                                      800           16,800
Mattel Inc.                                                1,750           50,531
McDonald's Corp.                                           5,000          221,875
Mohawk Industries Inc.*                                    1,300           31,363
Premark International, Inc.                                  400            8,350
Rexall Sundown, Inc.                                       1,300           35,181
Rubbermaid Inc.                                            1,000           23,250
Ruby Tuesday Inc.                                            600            9,750
Russ Berrie & Co. Inc.                                       500            9,000
Ryan's Family Steak Houses Inc.*                           2,800           20,300
Samsonite Corp. (New)                                        600           20,250
Sbarro, Inc.                                                 500           13,188
Shoney's Inc.*                                             2,800           20,650
Showbiz Pizza Time Inc. (New)                                700           12,950
Sonic Corp.                                                  400            9,000
Toy Biz Inc. Class A*                                        400            7,100
Wendy's International, Inc.                                  800           16,500
Williams-Sonoma Inc.*                                      1,100           30,388
                                                                          -------
                                                                          826,997
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                      1,100           19,525
Ball Corp.                                                 1,200           28,950
Bemis Co., Inc.                                              200            7,000
Crown Cork & Seal Inc.                                       900           43,200
Gaylord Container Corp. Class A*                           1,500           11,250
Greif Brothers Corp. Class A                               1,100           30,938
Stone Container Corp.                                        500            7,625
                                                                          -------
                                                                          148,488
                                                                          -------
ELECTRONICS--2.2%
ADAC Laboratories                                            600           12,225
AMETEK, Inc.                                               1,300           25,838
AMP Inc.                                                   1,100           37,263
Actel Corp.*                                                 400            7,075
Advanced Micro Devices Inc.                                  620           11,005
Allen Group Inc.                                           1,000           15,875
Alliance Semiconductor Corp.                               1,400            8,750
Altron Inc.                                                  450            6,750
Ampex Corp. (Delaware) Class A*                            1,200            8,100
Anixter International Inc.                                 1,800           26,775

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Applied Materials, Inc.                                    1,100         $ 29,081
Augat Inc.                                                   600           16,500
Belden Inc.                                                1,200           34,500
Broadband Technologies Inc.*                                 500            8,938
Burr Brown                                                   400            8,600
Cable Design Technologies Corp.                              500           12,875
Checkpoint Systems Inc.                                      800           17,900
CopyTele Inc.                                              1,400           10,063
Cyrix Corp.*                                                 500            8,813
DSP Communications Inc.                                      600           22,875
Dallas Semiconductor Corp.                                   700           14,000
EG&G, Inc.                                                   200            3,525
Echostar Communications Corp. Class A*                       300            8,906
Exide Corp.                                                  700           18,200
FORE Systems, Inc.                                           600           23,813
FSI International Inc.                                       700            7,306
Fluke Corp.                                                  200            8,000
General Instrument Corp.*                                    800           16,100
General Signal Corp.                                         200            8,150
Genrad Inc.*                                                 700           14,175
Gerber Scientific Inc.                                       700            9,450
Harris Corp.                                                 200           12,525
ITI Technologies Inc.*                                       300            8,550
Identix Inc.*                                                200            1,625
Imation Corp.*                                               290            7,939
Input/Output Inc.                                          2,000           59,500
Integrated Device Technology Inc.                          2,600           21,288
Integrated Process Equipment Corp.*                          400            4,400
Intel Corp.                                                6,100          669,856
International Rectifier Corp.                              1,700           21,038
Itron, Inc.*                                                 300            4,894
Kemet Corp.                                                1,300           24,944
Kent Electronics Corp.                                     1,600           36,600
Kulicke & Soffa Industries Inc.                              500            6,594
LSI Logic Corp.                                              400           10,600
Lam Research Corp.*                                        1,100           26,744
Lattice Semiconductor Corp.*                               1,100           37,538
Littlefuse, Inc.*                                            300           12,413
Logicon, Inc.                                                800           33,100
Lucent Technologies, Inc.                                  5,048          237,256
Macromedia Inc.                                            1,200           20,025
Marshall Industries*                                         500           15,063
Methode Electronics Inc. Class A                           1,000           19,375
Micron Technology Inc.                                     1,300           32,988
Motorola Inc.                                              4,300          197,800
National Semiconductor Corp.*                                600           11,550

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Osmonics, Inc.*                                              500        $  10,625
Palomar Medical Technologies*                                800            5,750
Perkin-Elmer Corp.                                           200           10,725
Pioneer Standard Electronics Inc.                            500            5,375
Rexel Inc.*                                                  700           10,150
S3 Inc.                                                    1,700           31,875
Sanmina Corp.                                                400           18,450
Scientific-Atlanta, Inc.                                     400            5,800
Sierra Semiconductor Corp.                                 1,100           14,300
Silicon Valley Group Inc.*                                 1,000           16,688
Stanford Telecommunications*                                 300            8,663
Technitrol Inc.                                              300            9,938
Tektronix, Inc.                                              300           11,738
Texas Instruments Inc.                                     1,300           62,563
Thomas & Betts Corp.                                         200            8,475
VLSI Technology, Inc.*                                     1,300           22,425
VeriFone, Inc.*                                              700           23,538
Vicor Corp.                                                1,500           27,188
Vitesse Semiconductor Corp.*                                 600           19,050
Wyle Electronics                                             300            8,963
Zilog Inc.*                                                  700           13,825
                                                                        ---------
                                                                        2,341,735
                                                                        ---------
ENERGY-DEVELOPMENT--1.3%
Amcol International Corp.                                    600            9,038
Ashland Coal, Inc.                                           300            7,088
Atwood Oceanics Inc.*                                        300           16,575
Baker Hughes Inc.                                          1,000           35,625
Barrett Resources Corp.*                                   1,100           42,213
Benton Oil & Gas Co.*                                        600           14,663
Burlington Resources Inc.                                    800           40,300
Cabot Oil & Gas Corp. Class A                                500            7,750
Chesapeake Energy Corp.                                    1,425           83,006
Devon Energy Corp.                                           600           20,925
Dresser Industries Inc.                                    1,300           42,738
Energy Ventures, Inc.*                                       700           30,800
Forest Oil Corp. (New)*                                      900           13,444
Halliburton Co.                                            1,029           58,267
Helmerich & Payne Inc.                                     1,200           64,950
Louis Dreyfus Natural Gas Corp.*                             800           13,500
Louisiana Land & Exploration Co.                             200           11,375
MAXXAM Inc.*                                                 200            8,400
Marine Drilling Company, Inc.*                             1,500           20,625
McDermott International Inc.                                 200            3,550
Nabors Industries Inc.*                                    2,800           46,550
Newfield Exploration Co.*                                    900           42,525
Newpark Resources, Inc.                                      400           15,000

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Noble Drilling Corp.*                                      3,100        $  57,738
Nuevo Energy Co.*                                            600           29,925
Occidental Petroleum Corp.                                 2,200           53,900
Parker Drilling Co.*                                       1,300           11,050
Pride Petroleum Services Inc.*                               900           15,694
Production Operators Corp.                                   300           11,850
Reading & Bates Corp. (New)*                               2,100           60,375
Rochester & Pittsburgh Coal Co.                              600           19,500
Rowan Cos. Inc.*                                           3,100           69,363
Schlumberger Ltd.                                          2,000          198,250
Solv-Ex Corp.*                                               800           10,350
Tom Brown Inc. (New)*                                        800           15,150
Tremont Corp.*                                               300           10,275
Tuboscope Vetco International Corp.*                       1,200           18,150
Union Pacific Resources Group                              1,939           53,323
United Meridian Corp.*                                       800           37,700
Varco International Inc.*                                    700           13,825
Vintage Petroleum Inc.                                       900           26,550
Zeigler Coal Holding Co.                                     800           14,500
                                                                        ---------
                                                                        1,376,375
                                                                        ---------
FOOD-AGRICULTURE--2.9%
Archer-Daniels-Midland Co.                                 3,810           82,868
Bob Evans Farms, Inc.                                      1,500           18,938
CPC International Inc.                                     1,000           78,875
Campbell Soup Co.                                          2,000          160,000
Chiquita Brands International Inc.                         2,000           25,000
Coca-Cola Bottling Co.                                       200            8,050
Coca-Cola Co.                                             18,500          934,250
ConAgra, Inc.                                              1,400           69,825
Dekalb Genetics Corp. Class B                                600           23,625
Delta & Pine Land Co.                                        598           21,528
Dimon Inc.                                                 1,100           20,900
Dreyers Grand Ice Cream Inc.                                 300            7,650
Earthgrains Co.                                              464           24,592
Fleming Companies, Inc.                                    2,900           50,388
General Mills Inc.                                         1,400           79,975
H.J. Heinz Co.                                             2,200           78,100
Hershey Foods Corp.                                        1,100           53,213
Hudson Foods Inc. Class A                                  1,200           19,950
International Multifoods Corp.                               500            7,625
Interstate Bakeries Corp. (New)                            1,400           59,325
J.M. Smucker Co. Class A                                   1,200           19,800
J.M. Smucker Co. Class B (Non Voting)                        300            4,613
JP Foodservice, Inc.*                                        400            9,000
Kellogg Co.                                                2,000          127,000
Lance Inc.                                                   900           15,919

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mississippi Chemical Corp. (New)                             700        $  17,588
Mycogen Corp.*                                             1,100           17,325
Pepsico Inc.                                              11,100          328,838
Pioneer Hi-Bred International Inc.                           600           40,275
Quaker Oats Co.                                              900           31,950
Ralcorp Holdings, Inc.*                                    1,000           21,000
Ralston Purina Co.                                           700           46,288
Richfood Holdings Inc.                                     2,100           51,056
Sara Lee Corp.                                             3,500          124,250
Savannah Foods & Industries Inc.                             600            9,600
Seaboard Corp.                                               100           21,125
Smithfield Foods Inc.*                                       900           25,875
Sysco Corp.                                                1,300           44,200
Tootsie Roll Industries, Inc.                                800           29,400
Unilever                                                   1,400          214,025
Whitman Corp.                                                700           16,975
Wm Wrigley Junior Co.                                        800           48,200
                                                                        ---------
                                                                        3,088,979
                                                                        ---------
GOLD--0.3%
Amax Gold Inc.*                                            3,300           18,150
Barrick Gold Corp.                                         2,200           57,475
Battle Mountain Gold Co.                                  10,400           79,300
Getchell Gold Corp.*                                       1,500           66,750
Homestake Mining Co.                                         500            7,125
Meridian Gold Inc.*                                        1,700            7,438
Newmont Mining Corp.                                         600           27,750
Placer Dome, Inc.                                          1,400           33,600
Santa Fe Pacific Gold Corp.                                  700            8,313
                                                                        ---------
                                                                          305,901
                                                                        ---------
HEALTHCARE--5.5%
ALZA Corp.*                                                  400           10,350
Abbott Laboratories                                        5,400          273,375
Acuson*                                                      600           12,675
Advanced Technology Laboratories, Inc.*                      400           12,150
Advanced Tissue Sciences Inc.*                             1,500           24,375
Agouron Pharmaceuticals Inc.*                                400           22,850
Allergan Inc.                                                300            9,150
Alliance Pharmaceutical Corp.*                               900           12,488
Alpharma, Inc. Class A                                       600            7,500
American Home Products Corp.                               5,300          324,625
Amgen Inc.                                                 2,100          128,756
Amylin Pharmaceuticals Inc.*                               1,100           12,238
Arrow International Inc.                                     800           22,800
Ballard Medical Products                                     800           14,100
Barr Laboratories, Inc.                                      500           13,813

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bausch & Lomb Inc.                                           300         $ 10,125
Baxter International Inc.                                  1,600           66,600
Becton Dickinson & Co.                                       400           17,400
Beverly Enterprises, Inc.*                                   500            6,188
Bio Rad Laboratories Inc. Class A                            300            7,275
Bio Technology General Corp.*                              1,500           12,234
Biomet Inc.                                                  600            9,675
Block Drug Inc. Class A                                    1,030           46,608
Boston Scientific Corp.*                                   1,437           78,137
Bristol Myers Squibb Co.                                   4,300          454,725
C.R. Bard Inc.                                               400           11,300
CNS, Inc.                                                    500            8,438
Carter Wallace Inc.                                        1,600           24,800
Cephalon Inc.*                                               800           17,850
Cognex Corp.                                               1,400           17,850
Columbia Laboratories Inc.                                 1,000           12,000
Columbia/HCA Healthcare Corp.                              5,100          182,325
Community Psychiatric Centers*                             1,400           12,425
Conmed Corp.                                                 400            6,950
Cygnus Therapeutic Systems, Inc.*                            700           10,063
Cytogen Corp.*                                             1,600            8,500
Datascope Corp.*                                             400            6,750
Diagnostic Products Corp.                                    400           11,900
Eli Lilly & Co.                                            4,200          296,100
Enzo Biochem Inc.                                            525            9,581
Fresenius Medical Care AG
  (Sponsored American Depository Receipts)*                1,290           38,378
Gilead Sciences Inc.*                                        700           16,231
GranCare, Inc.*                                              600           10,800
Gulf South Medical Supply Inc.                               300            6,525
Haemonetics Corp.*                                           700           12,513
HealthSouth Rehabilitation Corp.*                          1,876           70,350
Herbalife International Inc.                                 600           12,000
Hologic Inc.                                                 400            9,175
Human Genome Sciences Inc.*                                  900           32,625
Humana Inc.*                                               1,200           21,900
ICN Pharmaceuticals, Inc.                                    809           15,371
Icos Corp.*                                                1,300            9,669
Idec Pharmaceuticals Corp.*                                  600           12,938
Imatron Inc.*                                              2,300            9,236
Immunex Corp. (New)*                                       1,100           14,919
Immunomedics Inc.*                                         1,200            8,475
Incyte Pharmaceuticals Inc.*                                 400           16,150
Invacare Corp.                                             1,300           36,075
Isis Pharmaceuticals*                                        700           11,244
Isolyser Inc.                                              1,100            7,700

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Johnson & Johnson                                          9,800         $482,650
Jones Medical Industries Inc.                                900           38,925
Kinetic Concepts Inc.                                      1,200           15,750
Life Technologies, Inc. (New)                                600           13,650
Ligand Pharmaceuticals Inc. Class B                          700            8,750
Lincare Holdings Inc.*                                       800           29,800
Liposome Inc.*                                             1,200           20,475
Living Centers of America*                                 1,000           23,375
Lunar Corp.                                                  300            9,281
Magellan Health Services Inc.*                             1,200           22,050
Mallinckrodt Inc.                                            400           17,400
Manor Care, Inc.                                             300           11,775
Marquette Medical System Inc.*                             1,500           23,438
Martek Biosciences Corp.*                                    500           10,688
Matrix Pharmaceuticals*                                      700            5,250
Medimmune Inc.*                                              400            6,225
Medtronic Inc.                                             1,900          122,313
Mentor Corp.                                               1,100           24,338
Merck & Co. Inc.                                           9,800          726,425
Mid Atlantic Medical Services Inc.*                        1,600           17,200
Multicare Cos. Inc.                                          600           10,800
Nabi Inc.*                                                 1,200           11,100
Natures Sunshine Products Inc.                               450            9,900
Neopath Inc.*                                                500            8,156
Neoprobe Corp.*                                              500            7,125
Neurex Corp.*                                                800           12,450
Neurogen Corp.*                                              500           10,688
Nexstar Pharmaceuticals Inc.*                              1,000           15,563
North American Vaccine Inc.*                               1,100           24,475
Novacare Inc.*                                             2,600           21,450
Noven Pharmaceuticals, Inc.*                                 700            9,625
Organogenesis Inc.                                           500            8,938
Owens & Minor Inc. (New)                                     700            6,563
PDT Inc.                                                     300            7,388
PHP Healthcare Corp.                                         100            2,288
PLC Systems Inc.*                                            600           13,425
Patterson Dental Co.*                                        500           14,063
Perrigo Co.*                                               2,600           24,375
Pfizer Inc.                                                5,300          438,575
Pharmacia & Upjohn Inc.                                    3,300          118,800
Physician Sales & Service Inc.                             1,000           21,125
Protein Design Labs, Inc.*                                   500           12,063
Quintiles Transnational Corp.                                600           39,375
Regeneron Pharmaceuticals Inc.*                              700           13,256
Renal Treatment Centers Inc.                                 600           16,050
Respironics Inc.*                                            400            6,025

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
RoTech Medical Corp.                                         800        $  12,650
Roberts Pharmaceutical Corp.*                                400            6,150
Salick Health Care, Inc.*                                    300           11,888
Schering Plough Corp.                                      2,800          179,200
Sepracor Inc.*                                               700           11,288
Sequus Pharmaceuticals Inc.*                                 900           12,600
Sofamor/Danek Group Inc.*                                  1,100           30,250
Sola International Inc.*                                     800           28,900
Somatogen Inc.*                                              500            5,375
St. Jude Medical, Inc.                                       125            4,930
Summit Technology Inc.                                     1,100            6,119
Sunrise Medical Inc.*                                        500            7,438
Target Therapeutics Inc.                                     400           14,775
Tecnol Medical Products Inc.*                                600            7,575
Tenet Healthcare Corp.*                                    1,100           22,963
Thermedics Inc.*                                           1,400           29,050
U.S. Bioscience Inc.*                                        900           10,350
United Healthcare Corp.                                    1,200           45,450
United States Surgical Corp.                                 300           12,563
Ventritex Inc.*                                              500           11,406
Vertex Pharmaceuticals Inc.*                                 900           29,869
Vivus*                                                       500           16,625
Warner Lambert Co.                                         2,000          127,250
West Company Inc.                                            400           10,750
                                                                        ---------
                                                                        5,788,131
                                                                        ---------
HOUSEHOLD PRODUCTS--1.1%
Alberto Culver Co. Class B                                   100            4,575
Avon Products, Inc.                                        1,000           54,250
Bush Boake Allen Inc.*                                       500           12,875
Church & Dwight Inc.                                         600           12,900
Clorox Co.                                                   600           65,475
Colgate-Palmolive Co.                                      1,300          119,600
Dial Corp. (New)                                           1,100           15,125
Gillette Co.                                               3,400          254,150
International Flavors & Fragrances Inc.                      800           33,100
Libbey Inc.                                                  400            9,600
Playtex Products Inc.*                                     1,200           10,200
Procter & Gamble Co.                                       5,700          564,300
Tupperware Corp.                                             400           20,550
                                                                        ---------
                                                                        1,176,700
                                                                        ---------
IMAGING & PHOTO--0.3%
Avid Technology, Inc.*                                       600            8,213
BMC Industries, Inc.                                         800           23,700
Chyron Corp.*                                              3,200           16,400
Eastman Kodak Co.                                          2,700          215,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Optical Imaging Systems Inc.*                              3,500         $  9,844
Photronic, Inc.*                                             400           10,750
Polaroid Corp.                                               200            8,125
Robotic Vision Systems Inc.*                                 400            4,050
Ultratech Stepper Inc.                                     1,000           16,875
                                                                          -------
                                                                          313,282
                                                                          -------
INSURANCE--2.6%
20th Century Industries*                                   1,800           28,800
Acordia, Inc.                                                400           11,400
Aetna Inc.                                                 1,524          101,918
Alexander & Alexander Services                             3,300           50,325
Alfa Corp.                                                 1,100           12,238
Allied Group Inc.                                            500           20,938
Allstate Corp.                                             3,400          190,825
American Annuity Group, Inc.                               1,400           19,075
American Bankers Insurance Group, Inc.                     1,000           47,875
American General Corp.                                     1,000           37,250
American Heritage Life Investment Corp.                      300            6,638
American International Group, Inc.                         3,400          369,325
American Travellers Corp.                                    450           15,441
Aon Corp.                                                    900           51,975
Argonaut Group, Inc.                                         800           23,200
Arthur J. Gallagher & Co.                                    900           26,438
CMAC Investment Corp.                                        300           20,738
Capital Re Corp.                                             400           15,500
Capitol American Financial Corp.                             400           14,500
Capsure Holdings Corp.                                       600            5,400
Chubb Corp.                                                1,200           60,000
Cigna Corp.                                                  800          104,400
Citizens Corp.                                             1,400           28,175
Commerce Group Inc.                                        1,100           26,400
Compdent Corp.*                                              400           13,675
Conseco, Inc.                                                466           24,931
Crawford & Co. Class A                                       400            7,950
Crawford & Co. Class B                                     1,000           19,750
Delphi Financial Group, Inc. Class A                         360           10,125
Enhance Financial Services Group Inc.                        900           30,038
Executive Risk Inc.                                          300           12,375
Financial Security Assured Holdings Ltd.                   1,200           33,600
Foremost Corp. of America                                    300           16,538
Fremont General Corp.                                      1,350           39,656
Frontier Insurance Group, Inc.                               330           13,118
General Re Corp.                                             935          137,679
HCC Insurance Holdings, Inc.                                 750           19,125
Harleysville Group Inc.                                      400           11,100
Home Beneficial Corp. Class B                                500           12,594

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Horace Mann Educators Corp. (New)                          1,100        $  37,675
ITT Hartford Group Inc.                                      800           50,400
Integon Corp.                                                500            9,438
Jefferson-Pilot Corp.                                        450           25,594
John Alden Financial Corp.                                 1,100           20,488
Kansas City Life Insurance Co.                               200           10,950
Liberty Corp.                                              1,000           34,500
Life Re Corp.                                                400           14,650
Lincoln National Corp. Inc.                                  700           33,950
MAIC Holdings Inc.                                           212            6,890
MGIC Investment Corp.                                        400           27,450
MMI Companies, Inc.                                          400           11,500
Markel Corp.*                                                200           17,400
Marsh & McLennan Companies                                 1,000          104,125
NAC Re Corp.                                                 500           17,563
Orion Capital Corp.                                          900           48,938
Penncorp Financial Group Inc.                              1,100           38,088
Presidential Life Corp.                                      800            9,100
Providian Corp.                                              700           32,900
Reinsurance Group of America Inc.                            900           40,838
Reliance Group Holdings Inc.                               3,900           32,175
Safeco Corp.                                                 800           30,300
Selective Insurance Group, Inc.                              400           13,600
Sierra Health Services Inc.*                                 500           14,313
St. Paul Companies, Inc.                                     600           32,625
State Auto Financial Corp.                                   600            8,175
Torchmark Corp.                                              500           24,188
Transamerica Corp.                                         1,000           75,875
Trenwick Group Inc.                                          200            9,888
UNUM Corp.                                                 1,000           62,875
USF&G Corp.                                                  500            9,500
USLIFE Corp.                                                 100            3,125
United Dental Care Inc.*                                     200            6,050
United Fire & Casualty Co.                                   400           13,000
United Wisconsin Services, Inc.                              300            7,763
Vesta Insurance Group Inc.                                 1,200           30,750
W.R. Berkley Corp.                                         1,200           61,950
Washington National Corp.                                    400           11,450
Zenith National Insurance Corp.                              400           10,900
Zurich Reinsurance Centre Holdings, Inc.                     900           27,000
                                                                        ---------
                                                                        2,768,967
                                                                        ---------
MEDIA--1.2%
AMC Entertainment Inc.*                                      400            6,900
BET Holdings, Inc. Class A*                                  300            8,775
Banta Corp.                                                1,100           23,169
Cablevision Systems Corp. Class A*                           400           12,450

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Carmike Cinemas Inc.*                                        300        $   7,125
Central Newspapers Inc. Class A                            1,100           44,275
Century Communications Corp. Class A*                      2,700           18,225
Comcast Corp. Class A                                      1,600           23,500
Dow Jones & Co. Inc.                                         700           23,100
Evergreen Media                                              900           24,188
GC Companies Inc.*                                           300           10,163
Gannett Inc.                                               1,000           75,875
Heartland Wireless Communications, Inc.*                     300            6,450
Hollinger International Inc.                               2,500           31,250
Houghton Mifflin Co.                                       1,000           49,625
International Family Entertainment Inc.
  Class B                                                  1,625           29,047
John Wiley & Son, Inc. Class A                               900           27,563
Jones Intercable Inc. Class A*                             1,100           12,100
King World Productions, Inc.*                                300           10,800
Knight-Ridder, Inc.                                          600           22,425
McClatchy Newspapers Inc. Class A                          1,300           36,238
McGraw-Hill, Inc.                                            600           28,125
Meredith Corp.                                               100            5,025
New World Communications Class A*                          1,000           24,688
New York Times Co. Class A                                   700           25,288
Oak Industries Inc.*                                         400           10,150
Paxson Communications Corp.*                                 600            5,325
Regal Cinemas, Inc.                                          675           17,423
SBC Communications Inc.                                    4,600          223,675
Spelling Entertainment Group, Inc.*                        3,100           22,475
TCA Cable TV Inc.                                          1,100           29,288
TSX Corp.                                                    600            6,225
Tele Communications Inc. (New) -- TCI Group
  Series A                                                 4,400           54,725
Time Warner Inc.                                           2,900          108,025
Times Mirror Co. (New) Series A                              800           37,000
Tribune Co. (New)                                            900           73,575
United International Holdings Inc. Class A*                  600            7,500
Viacom Inc. Class B*                                       2,100           68,513
Westwood One Inc.*                                           900           13,950
                                                                        ---------
                                                                        1,264,218
                                                                        ---------
MISCELLANEOUS FINANCE--2.1%
1st Source Corp.                                             420            9,634
AMCORE Financial, Inc.                                       400            8,375
Aames Financial Corp.                                        800           35,700
Alex Brown Inc.                                              900           51,075
American Express Co.                                       3,400          159,800
Americredit Corp.*                                           700           13,300
Astoria Financial Corp.                                      600           21,263
Beneficial Corp.                                             400           23,400

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bok Financial Corp. (New)                                    500         $ 13,250
Cal-Federal Bancorp Inc.*                                  1,700           39,525
Charter One Financial Inc.                                 1,785           77,536
Coast Savings Financial Inc.*                                500           16,438
Collective Bancorp Inc.                                    1,000           30,125
Commercial Federal Corp.                                     400           16,750
Dean Witter Discover & Co.                                 1,400           82,425
Downey Financial Corp.                                       420           10,920
Eaton Vance Corp. (Non Voting)                               200            8,750
Federal Home Loan Mortgage Corp.                           1,400          141,400
Federal National Mortgage Assoc.                           7,600          297,350
First American Financial Corp.                               400           15,050
First Financial Corp.                                      1,300           35,425
Fund American Enterprises Holdings, Inc.                     200           17,925
Glendale Federal Bank (FSB) (New)*                         1,500           27,563
Golden West Financial Corp.                                  500           32,438
Great Financial Corp.                                        400           11,650
Great Western Financial Corp.                              1,000           28,000
Green Tree Financial Corp.                                 1,000           39,625
H.F. Ahmanson & Co.                                          600           18,825
Home Financial Corp.                                         600            9,713
Household International Inc.                               1,200          106,200
Inter-Regional Financial Group, Inc.                         300            9,713
Interpool Inc.                                               400            8,700
JSB Financial, Inc.                                          300           10,988
Jefferies Group, Inc.                                        400           14,300
John Nuveen Co. Class A                                    1,300           36,075
Legg Mason, Inc.                                             400           12,900
Merrill Lynch & Co. Inc.                                   1,200           84,300
Morgan Keegan, Inc.                                          700           10,238
Morgan Stanley Group Inc.                                  1,000           50,250
Olympic Financial Ltd.*                                    1,100           17,463
Peoples Heritage Financial Group, Inc.                       900           20,700
Phoenix Duff & Phelp Corp.                                 1,500            9,188
Pioneer Group Inc.                                         1,100           26,125
Quick & Reilly Group, Inc.                                 1,100           29,013
RCSB Financial Inc.                                          400           11,625
Raymond James Financial Inc.                                 500           12,188
Roosevelt Financial Group Inc.                             1,600           27,700
Salomon Inc.                                                 800           36,100
Sovereign Bancorp Inc.                                     2,205           26,047
St. Paul Bancorp Inc.                                        500           13,250
Standard Financial Inc.                                      400            7,150
Student Loan Corp.                                         1,000           34,000
Travelers Inc.                                             3,600          195,300
Value Line, Inc.                                             300           11,363

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
WFS Financial Inc.                                           880        $  18,370
Washington Federal, Inc.                                   1,500           36,094
Westcorp Inc.                                              1,155           27,431
White River Corp.*                                           300           18,000
                                                                        ---------
                                                                        2,214,001
                                                                        ---------
MOTOR VEHICLE--1.2%
A.O. Smith Corp. Class B                                     800           21,000
Arctic Cat Inc.                                              700            6,606
Arvin Industries, Inc.                                     1,300           29,738
Borg Warner Automotive Inc.                                1,100           42,213
Breed Technologies Inc.                                      900           20,700
Chrysler Corp.                                             5,000          168,125
Cummins Engine Inc.                                          200            8,325
Dana Corp.                                                   700           20,738
Detroit Diesel Corp.*                                        600           11,100
Eaton Corp.                                                  500           29,875
Echlin Inc.                                                  300            9,788
Federal Mogul Corp.                                        1,000           22,375
Fleetwood Enterprises, Inc.                                  200            6,750
Ford Motor Co.                                             8,200          256,250
General Motors Corp.                                       5,400          290,925
Gentex Corp.                                               1,400           32,900
Genuine Parts Co.                                            800           35,000
Hays Wheels International Inc.*                               50            1,675
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      276           11,109
Mascotech Inc.                                             1,500           23,625
Modine Manufacturing Co.                                   1,000           25,000
Navistar International Corp.*                              5,100           47,175
PACCAR Inc.                                                  200           11,150
Standard Products Co.                                        500           12,125
Superior Industries International, Inc.                    1,000           24,375
TRW Inc.                                                     700           63,350
Titan Wheel International Inc.                               500            6,375
                                                                        ---------
                                                                        1,238,367
                                                                        ---------
NON-FERROUS--0.5%
A.M. Castle & Co.                                            375            6,938
Alcan Aluminum Ltd.                                        1,600           52,600
Aluminum Company of America                                1,600           93,800
Asarco Inc.                                                  200            5,250
Brush Wellman Inc.                                           500            9,438
Coeur d'Alene Mines Corp.                                    500            7,313
Commercial Metals Co.                                        500           15,500
Cyprus Amax Minerals Co.                                     600           13,575
Echo Bay Mines Ltd                                           600            4,688

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Engelhard Corp.                                            1,000         $ 18,250
Freeport-McMoRan Copper & Gold Inc. Class B                1,400           42,525
Hecla Mining Co.*                                          1,100            6,188
Inco Ltd.                                                  1,200           38,100
Kaiser Aluminum Corp.*                                     2,400           26,700
Minerals Technologies Inc.                                 1,000           39,250
Mueller Industries Inc.                                      900           36,225
Oregon Metallurgical Corp.                                   400           12,500
Phelps Dodge Corp.                                         1,000           62,875
RMI Titanium Co.*                                            700           16,888
Reliance Steel & Aluminum Co.                                400           14,650
Reynolds Metals Co.                                          400           22,500
Stillwater Mining Co.*                                       600           10,125
Wolverine Tube Inc.*                                         400           15,950
                                                                          -------
                                                                          571,828
                                                                          -------
OIL-DOMESTIC--0.7%
Amerada Hess Corp.                                           700           38,763
Ashland Inc.                                                 400           17,000
Atlantic Richfield Co.                                     1,400          185,500
Cross Timbers Oil Co.                                        400            9,450
Diamond Shamrock Inc.                                      1,300           38,188
KCS Energy, Inc.                                             200            8,625
Kerr-McGee Corp.                                             400           25,100
Oryx Energy Co.*                                             500            9,625
Pennzoil Co.                                                 200           10,200
Phillips Petroleum Co.                                     1,500           61,500
Pogo Producing Co.                                         1,300           57,688
Quaker State Corp.                                           900           15,075
Santa Fe Energy Resources, Inc.*                             400            5,700
Smith International Inc.*                                  1,100           41,800
Snyder Oil Corp.                                             700           10,675
Sun Inc.                                                     400            8,950
Tesoro Petroleum Corp.*                                      900           13,275
Total Petroleum (North America) Ltd.                       1,300           12,513
TransTexas Gas Corp.*                                      2,500           34,375
USX Corp. (Marathon Group) (New)                           2,000           43,750
Unocal Corp.                                               1,700           62,263
                                                                          -------
                                                                          710,015
                                                                          -------
OIL-INTERNATIONAL--2.7%
Amoco Corp.                                                3,900          295,425
Chevron Corp.                                              5,300          348,475
Exxon Corp.                                                9,900          877,388
Mobil Corp.                                                3,100          361,925
Royal Dutch Petroleum Co.                                  4,200          694,575

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Texaco, Inc.                                               2,100        $ 213,413
Western Atlas, Inc.*                                         400           27,750
                                                                        ---------
                                                                        2,818,951
                                                                        ---------
PAPER--0.8%
Alco Standard Corp.                                          900           41,738
Boise Cascade Corp.                                          300            9,300
Buckeye Cellulose Corp.*                                     800           20,900
Caraustar Industries Inc.                                  1,100           31,969
Champion International Corp.                                 700           30,450
Chesapeake Corp.                                           1,100           31,075
Georgia Pacific Corp.                                      1,100           82,500
International Paper Co.                                    2,100           89,775
James River Corp.                                            400           12,600
Kimberly Clark Corp.                                       2,280          212,610
Longview Fibre Co.                                         1,800           31,275
Louisiana Pacific Corp.                                      700           14,613
Mead Corp.                                                   300           17,025
Mosinee Paper Corp.                                          400           11,350
P.H. Glatfelter Co.                                        1,500           28,500
Potlatch Corp.                                               100            4,275
Rock Tennessee Co. Class A                                   990           18,068
Shorewood Packaging Corp.*                                   600           11,400
Temple-Inland Inc.                                           400           20,500
Union Camp Corp.                                             500           24,375
Wausau Paper Mills Co.                                     1,625           31,078
Westvaco Corp.                                               700           19,950
Weyerhaeuser Co.                                           1,000           45,875
Willamette Industries, Inc.                                  600           40,350
                                                                        ---------
                                                                          881,551
                                                                        ---------
PRODUCER GOODS-MANUFACTURING--3.3%
Albany International Corp. Class A (New)                   1,300           29,250
Allied Signal Inc.                                         2,300          150,650
American Financial Enterprises Inc.                          300            7,800
Applied Power Inc. Class A                                   400           14,400
AptarGroup, Inc.                                             500           16,125
Avery Dennison Corp.                                         400           26,350
BT Office Products International Inc.*                     1,200            9,900
BW/IP Holding, Inc. Class A                                  600            8,100
Baldor Electric Co.                                        1,200           24,150
Barnes Group Inc.                                            200           11,250
Bearings Inc. (New)                                          300            7,800
Blyth Industries Inc.                                        800           31,100
Briggs & Stratton Corp.                                      100            4,000
Case Corp.                                                   600           27,900
Caterpillar Inc.                                           1,500          102,938

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cincinnati Milacron Inc.                                     100        $   1,913
Clarcor Inc.                                                 400            8,700
Collins & Aikman Corp.*                                    1,900           11,400
Commercial Intertech Corp.                                   500            5,563
Cooper Industries Inc.                                       800           32,200
Credence Systems Corp.                                       600            8,213
Cuno Inc.*                                                   500            7,938
Deere & Co.                                                1,900           79,325
Donaldson Inc.                                             1,200           35,100
Dover Corp.                                                  800           41,100
Duriron Inc.                                               1,100           29,563
Emerson Electric Co.                                       2,100          186,900
FMC Corp. (New)*                                             200           14,725
Fedders USA Inc.                                           1,400            8,225
Figgie International Holdings Inc. Class A*                  700            7,438
Fisher Scientific International, Inc.                        900           40,388
Foster Wheeler Corp.                                         300           12,300
General Binding Corp.                                        500           12,375
General Electric Co.                                      12,200        1,180,350
Giddings & Lewis Inc.                                      1,100           12,788
Goulds Pumps Inc.                                          1,000           23,063
Graco Inc.                                                   450           10,294
Greenfield Industries Inc.                                   400           10,450
Harnischfeger Industries Corp.                               200            8,000
Helix Technology Corp.                                       300            8,006
Herman Miller, Inc.                                        1,200           52,050
Hexcel Corp. (New)*                                        1,300           23,725
Hughes Supply Inc.                                           400           15,200
IDEX Corp.                                                 1,000           37,625
ITT Industries Inc.                                          800           18,600
Illinois Tool Works Inc.                                     800           56,200
Ingersoll Rand Co.                                           700           29,138
Insilco Corp.*                                               300           11,850
Ionics Inc.*                                                 400           18,400
Johnson Controls, Inc.                                       300           21,900
Juno Lighting Inc.                                           400            6,225
Kaydon Corp.                                                 900           36,675
Kennametal Inc.                                              900           30,600
Keystone International Inc.                                1,000           18,000
Lawson Products, Inc.                                        400            8,600
Lincoln Electric Co.                                         300            8,438
Lincoln Electric Co. Class A (Non Voting)                    900           25,088
Lydall Inc.                                                  400            8,850
Manitowoc Inc.                                               450           15,075
Measurex Corp.                                               400           10,300
Millipore Corp.                                              200            7,000

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Myers Industry Inc.                                          500        $   7,750
NN Ball & Roller, Inc.                                       400            5,400
Nu-Kote Holding Inc. Class A                                 500            4,781
Pall Corp.                                                   600           15,375
Parker Hannifin Corp.                                        500           18,938
Precision Castparts Corp.                                  1,000           46,750
Quanex Corp.                                                 300            8,550
Raychem Corp.                                                800           62,500
Roper Industries                                             400           17,025
SPS Technologies, Inc.*                                      100            6,000
SPX Corp.                                                    500           14,188
Standex International Corp.                                  400           12,300
Stewart & Stevenson Services, Inc.                           900           19,069
Teleflex Inc.                                                500           24,063
Tencor Instruments                                         1,100           20,900
Tenneco, Inc.                                              1,200           59,400
Texas Industries Inc.                                        300           17,025
Thermo Ecotek Corp.                                          900           13,613
Timken Co.                                                   100            4,463
TriMas Corp.                                               1,300           29,900
Tyco Labs Inc.                                             1,100           54,588
U.S. Filter Corp. (New)                                    1,650           56,925
UNR Industries, Inc.                                       1,200            8,025
Valhi, Inc. (New)                                          3,900           22,913
Valmont Industries, Inc.                                     300           10,275
Visx Inc. (Delaware)*                                        500           12,500
W.H. Brady Co. Class A                                       800           18,700
W.W. Grainger, Inc.                                          400           29,650
WMS Industries Inc.*                                         600           14,700
Watts Industries Inc. Class A                              1,300           27,138
Westinghouse Electric Corp.                                2,900           49,663
Westpoint Stevens Inc. Class A                             1,300           34,613
Wyman Gordon Co.*                                          1,000           21,875
X-Rite, Inc.                                                 500            9,281
                                                                        ---------
                                                                        3,506,405
                                                                        ---------
RAILROAD--0.5%
Burlington Northern Santa Fe                               1,300          107,088
CSX Corp.                                                  1,700           73,313
Conrail Inc.                                               1,000           95,125
Florida East Coast Industry Inc.                             300           26,213
Norfolk Southern Corp.                                     1,400          124,775
Overseas Shipholding Group                                 1,400           23,800
Union Pacific Corp.                                        1,700           95,413
Westinghouse Air Brake Co. (New)                             600            6,525
                                                                        ---------
                                                                          552,252
                                                                        ---------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
REAL PROPERTY--0.2%
Avatar Holdings, Inc.*                                       200         $  6,100
Castle & Cooke, Inc.*                                        700           10,763
Catellus Development Corp.*                                2,700           26,663
Doubletree Corp.*                                            600           24,375
Forest City Enterprises, Inc. Class A                        200            9,900
HFS, Inc.                                                    900           65,925
Insignia Financial Group Class A (New)                     1,100           23,788
Lennar Corp.                                               1,400           31,150
Price Enterprises Inc.                                       700           11,725
                                                                          -------
                                                                          210,389
                                                                          -------
RETAIL--2.7%
Albertson's, Inc.                                          1,800           61,875
American Stores Co. (New)                                  1,000           41,375
AnnTaylor Stores Corp.*                                      500            9,063
Arbor Drugs, Inc.                                          1,100           25,025
Authentic Fitness Corp.                                      500            5,563
Burlington Coat Factory Warehouse*                         1,100           13,475
CDW Computer Centers Inc.                                    600           37,650
CUC International Inc.                                     2,644           64,772
Carson Pirie Scott & Co.*                                    400            9,950
Casey's General Stores Inc.                                  700           12,556
Charming Shoppes Inc.                                      3,600           16,538
Circuit City Stores Inc.                                     700           22,925
Claire's Stores Inc.                                       1,725           29,325
CompUSA Inc.                                               2,000           92,500
Dayton Hudson Corp.                                        1,200           41,550
Dillard Department Stores Inc. Class A                       800           25,400
Dollar Tree Stores Inc.                                    1,000           38,000
Duty Free International Inc.                                 800           12,800
Eagle Hardware & Garden, Inc.*                               800           22,750
Federated Department Stores Inc.*                          1,400           46,200
Fingerhut Companies, Inc.                                  1,300           19,338
Footstar Inc.*                                               172            3,784
Fred Meyer Inc.*                                           1,200           42,150
Fruit of the Loom Inc. Class A*                              400           14,550
Gap Inc.                                                   2,000           58,000
Giant Food Inc. Class A                                      300           10,125
Great Atlantic & Pacific Tea Co., Inc.                       200            6,000
Gymboree Corp.*                                            1,100           34,513
Harcourt General Inc.                                        600           29,850
Hollywood Entertainment Corp.                                900           18,619
Home Depot Inc.                                            3,600          197,100
J.C. Penney Inc.                                           1,600           84,000
Just for Feet Inc.                                           750           19,547
K Mart Corp.                                               3,100           30,225

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kroger Co.*                                                  800         $ 35,700
Lands' End, Inc.*                                          1,000           21,500
Limited Inc.                                               1,997           36,695
Longs Drug Stores Corp.                                    1,000           44,875
Lowes Cos Inc.                                             1,100           44,413
MacFrugals Bargains-Close-Outs, Inc.*                        600           14,625
May Department Stores Co.                                  1,700           80,538
Melville Corp.                                               600           22,350
Mercantile Stores Co., Inc.                                  300           14,888
Michaels Stores Inc.*                                        500            5,000
Nordstrom Inc.                                               500           18,031
Payless Shoesource Inc.*                                     272            9,214
Pep Boys -- Manny, Moe & Jack                                300           10,500
Petco Animal Supplies Inc.                                   300            7,013
Pier 1 Imports Inc.                                        1,400           19,600
Price Costco Inc.*                                         1,300           25,756
Proffitt's, Inc.*                                          1,200           48,300
Quality Food Centers, Inc.                                   400           14,700
Regis Corp.                                                  450           10,913
Rite Aid Corp.                                               600           20,400
Ross Stores Inc.                                           1,000           41,438
Ruddick Corp.                                              1,600           20,800
Sears Roebuck & Co.                                        2,900          140,288
Service Merchandise Co. Inc.*                              2,700           15,863
Shopko Stores Inc.                                           900           14,513
Smart & Final Inc.                                           500           11,750
Smith's Food & Drug Centers, Inc. Class B                    668           17,452
Sotheby's Holdings, Inc. Class A                           1,600           27,200
Stanhome Inc.                                                500           13,250
Stein Mart Inc.*                                             500            8,938
TJX Companies, Inc.                                          600           24,000
Tandy Corp.                                                  400           15,050
Tiffany & Co. (New)                                        1,800           66,600
Toys "R" Us, Inc.*                                         1,700           57,588
Unifirst Corp.                                               600           12,075
United Stationers Inc.                                       400            8,850
Urban Outfitters Inc.                                        600            9,300
Value City Department Stores Inc.*                         1,100           14,025
Vitalink Pharmacy Services, Inc.*                            300            6,900
Waban Inc.*                                                1,300           33,963
Wal-Mart Stores, Inc.                                     16,600          441,975
Walgreen Co.                                               1,700           64,175
Wet Seal Inc.*                                               500           15,656
Whole Foods Market, Inc.*                                    500           12,844
Winn Dixie Stores Inc.                                     1,100           36,713

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Woolworth Corp.*                                             700        $  14,700
Zale Corp. (New)*                                          1,000           19,375
                                                                        ---------
                                                                        2,867,385
                                                                        ---------
STEEL--0.2%
Allegheny Teldyne Inc.                                       770           16,459
Armco Inc.*                                                2,800           10,500
Bethlehem Steel Corp.*                                       500            4,063
Birmingham Steel Corp.                                     1,200           19,200
Carpenter Technology Corp.                                   900           29,363
Chaparral Steel Co.                                        1,200           15,900
Cleveland Cliffs Inc.                                        300           12,300
Inland Steel Industries, Inc.                                200            3,225
Intermet Corp.                                               700            8,181
J & L Specialty Steel Inc.                                 1,100           12,925
Lukens Inc.                                                  400            5,500
National Steel Corp. Class B*                              1,200           10,350
Nucor Corp.                                                  600           28,425
Oregon Steel Mills Inc.                                      400            6,350
Rouge Steel Co. Class A                                      300            6,113
USX Corp. (U.S. Steel Group)                                 500           13,625
Worthington Industries Inc.                                  500           10,344
                                                                        ---------
                                                                          212,823
                                                                        ---------
TELEPHONE--2.9%
ACC Corp.                                                    600           25,200
AT&T Corp.                                                12,800          446,400
Airtouch Communications Inc.*                              3,600           94,050
Aliant Communications Inc.                                 1,400           22,400
Alltel Corp.                                               1,200           36,600
American Mobile Satellite Corp.*                           1,100           11,550
Ameritech Corp. (New)                                      4,300          235,425
Andrew Corp.                                                 500           24,375
Antec Corp.*                                                 500            5,344
Arch Communications Group, Inc.*                             800            9,250
Associated Group Inc. Class A*                               500           14,375
Bell Atlantic Corp.                                        3,800          228,950
BellSouth Corp.                                            6,900          281,175
Boston Technology Inc. (New)*                                700           11,594
C-TEC Corp.*                                               1,200           29,025
CFW Communications Co.                                       500           11,000
Cellular Communications International*                       400           12,600
Centennial Cellular Corp. Class A*                           400            5,150
Cidco Inc.*                                                  400            7,650
Coherent Communications Systems Corp.                        400            7,825
Coherent Inc.*                                               300           11,738
Comnet Cellular Inc.*                                        300            8,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
DSC Communications Corp.*                                    700        $   9,756
Emmis Broadcasting Corp. Class A*                            200            7,213
GTE Corp.                                                  6,700          282,238
General Datacom Industries Inc.*                             500            4,813
Geotek Communications Inc.*                                1,200            8,850
InterVoice, Inc.*                                            500            6,469
Interdigital Commerce Corp.*                               1,000            6,438
Intermedia Communications Inc.*                              500           15,875
Intermediate Telephone Inc.*                                 500            7,625
International Cabletel Inc.                                1,300           30,713
Jacor Communications Inc.*                                 1,300           35,994
MCI Communications Corp.                                   5,000          125,313
Mobile Telecommunications Technologies
  Corp.*                                                   1,900           25,056
Mobilemedia Corp. Class A*                                 1,000            1,984
Northern Telecom Ltd                                       2,200          143,275
Nynex Corp.                                                3,200          142,400
Octel Communications Corp.                                 2,200           35,063
P-Com Inc.                                                   500           11,000
Pacific Telesis Group                                      2,600           88,400
Pairgain Technologies Inc.                                 1,800          123,750
Plantronics, Inc. (New)*                                     200            7,525
Renaissance Communications Corp.                           1,300           45,988
Roseville Communications Co.                                 500           11,688
Sprint Corp.                                               2,600          102,050
Tellabs Inc.                                                 600           51,075
U S Long Distance Corp.                                      500            4,219
U S WEST, Inc. (Communications Group)                      3,400          103,275
U S WEST, Inc. (Media Group)*                              3,200           50,000
Vanguard Cellular Systems, Inc. Class A*                   1,200           19,875
Winstar Communications Inc.*                                 900           18,844
Worldcom, Inc.                                             2,300           56,206
                                                                        ---------
                                                                        3,122,971
                                                                        ---------
TOBACCO--0.8%
American Brands, Inc.                                      1,200           57,300
Loew's Corp.                                               1,300          107,413
Philip Morris Companies, Inc.                              6,700          620,588
Schweitzer Mauduit International Inc.                        700           21,525
UST Inc.                                                   1,000           28,875
                                                                        ---------
                                                                          835,701
                                                                        ---------
TRANSPORTATION-MISCELLANEOUS--0.4%
APL Ltd.                                                     800           17,600
Air Express International Corp.                              500           15,063
Airbourne Freight Corp.                                    1,000           19,875
American Freightways Corp.*                                  700            6,781
Arnold Industries Inc.                                       800           12,600

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Caliber Systems Inc.                                         200         $  3,375
Consolidated Freightways Inc.                                200            4,800
Expeditores International of Washington Inc.                 300           12,600
Federal Express Corp.                                        400           32,200
Harper Group, Inc.                                           500           11,938
Heartland Express, Inc.                                    1,441           31,522
J.B. Hunt Transport Services Inc.                          1,100           16,294
Landstar Systems, Inc.*                                      300            7,125
NACCO Industries, Inc. Class A                               400           18,500
Pittston Co. (Burlington Group)                              800           14,900
Pittston Brinks Group                                        200            5,700
Roadway Express Inc.                                       1,050           16,800
Rollins Truck Leasing Corp.                                1,100           12,513
Ryder System, Inc.                                           400           11,900
Swift Transportation Inc.*                                   600           13,575
U.S. Freightways Corp.                                       600           13,163
Wabash National Corp.                                        600            9,675
Werner Enterprises Inc.                                    1,650           28,669
XTRA Corp.                                                   600           24,900
Yellow Corp.                                                 900           11,756
                                                                          -------
                                                                          373,824
                                                                          -------
TRAVEL & RECREATION--0.8%
Acxiom Corp.                                               1,100           43,038
Anchor Gaming*                                               800           39,800
Aztar Corp.*                                                 900            7,313
Bally Entertainment Corp.                                  2,000           60,250
Boyd Gaming Corp.*                                         2,100           15,488
Brunswick Corp.                                              500           11,750
Central Parking Corp.                                        600           20,775
Harrahs Entertainment Inc.*                                  700           11,725
Hilton Hotels Corp.                                        3,200           97,200
ITT Corp. (New)*                                             800           33,600
K2 Inc.                                                      400            9,200
Marcus Corp.                                                 500           11,125
Marriott International Inc.                                  900           51,188
National Auto Credit Inc.                                    660            7,095
Players International Inc.                                   700            4,791
Primadonna Resorts Inc.*                                     900           14,456
Prime Hospitality Corp.*                                   1,500           22,875
Rio Hotel & Casino Inc.*                                     500            7,250
Showboat, Inc.                                               500            9,500
Sodak Gaming, Inc.                                           800           14,400
Sports Authority Inc.                                        750           18,188
Station Casinos Inc.*                                      1,000           11,125

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Stratosphere Corp.*                                        1,900         $  2,702
Walt Disney Co.                                            5,473          360,534
                                                                          -------
                                                                          885,368
                                                                          -------
UTILITIES--2.1%
American Electric Power Co., Inc.                            900           37,350
Aquila Gas Pipeline Corp.                                    700           10,150
Atmos Energy Corp.                                           500           11,875
Baltimore Gas & Electric Co.                                 500           13,625
Bay State Gas Co.                                            300            8,475
Black Hills Corp.                                            400           10,200
Carolina Power & Light Co.                                 1,000           36,125
Central & South West Corp.                                 1,000           26,500
Central Hudson Gas & Electric Corp.                          500           15,000
Central Louisiana Electric Co. (New)                       1,100           29,838
Central Maine Power Co.                                      900           10,575
Cilcorp Inc.                                                 900           32,850
Cinergy Corp.                                              1,100           36,438
Coastal Corp.                                                700           30,100
Columbia Gas System, Inc.                                    400           24,300
Commonwealth Energy System
  (Shares of Beneficial Interest)                            600           14,400
Consolidated Edison Co.                                    1,500           43,875
Consolidated Natural Gas Co.                                 600           31,875
DTE Energy Co.                                             1,000           30,125
Destec Energy, Inc.*                                       2,000           30,000
Dominion Resources Inc.                                      800           30,200
Duke Power Co.                                             1,400           68,425
ENSERCH Corp.                                                300            6,450
Eastern Enterprises                                        1,100           42,350
Eastern Utilities Association                              1,000           16,125
Edison International                                       2,800           55,300
Empire District Electric Co.                                 400            7,500
Enron Corp.                                                1,800           83,700
Entergy Corp.                                              1,200           33,600
FPL Group, Inc.                                              900           41,400
GPU Inc.                                                     800           26,300
Global Industrial Technologies Inc.*                         700           13,038
Houston Industries Inc.                                    1,400           32,025
IES Industries Inc.                                        1,300           39,975
Indiana Energy Inc.                                          600           14,700
Interstate Power Co.                                         300            9,113
Laclede Gas Co.                                              400            9,350
MDU Resources Group, Inc.                                  1,200           26,850
Madison Gas & Electric Co.                                   450            9,281
Minnesota Power & Light Co.                                1,100           31,075
NICOR Inc.                                                   200            6,975

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
New Jersey Resources Corp.                                   500          $13,813
Niagara Mohawk Power Corp.                                   700            5,950
NorAm Energy Co.                                             600            9,225
Northern States Power Co.                                    500           23,500
Northwest Natural Gas Co.                                    600           15,113
Ohio Edison Co.                                              600           12,525
Oneok Inc.                                                   900           24,188
Orange & Rockland Utilities, Inc.                            400           14,050
Otter Tail Power Co.                                         300            9,713
P P & L Resources Inc.                                       800           18,700
Pacific Enterprises                                          400           12,300
Pacific Gas & Electric Co.                                 2,600           61,100
Pacificorp                                                 1,600           33,800
Panhandle Eastern Corp.                                    1,100           42,350
Peco Energy Co.                                            1,100           27,775
Peoples Energy Corp.                                         100            3,525
Philadelphia Suburban Corp.                                  600           10,200
Piedmont Natural Gas Inc.                                  1,200           29,400
Primark Corp.*                                             1,100           27,363
Public Service Co. of New Mexico                           1,200           22,500
Public Service Co. of North Carolina Inc.                    400            7,200
Public Service Enterprise Group                            1,800           48,375
Rochester Gas & Electric Corp.                             1,300           24,213
Seagull Energy Corp.*                                      2,016           43,596
Sierra Pacific Resources                                   1,300           36,238
SIGCORP, Inc.                                                900           30,600
Sonat Inc.                                                   600           29,550
Southern Co.                                               4,500           99,563
Southern Union Co. (New)                                     400            9,950
Southwest Gas Corp.                                          700           13,388
Southwestern Energy Co.                                      600            8,925
Tejas Gas Corp.                                            1,200           48,750
Texas Utilities Co.                                        1,300           52,650
TNP Enterprises Inc.                                         400           10,350
Triarc Cos., Inc. Class A*                                   700            8,225
Tucson Electric Power Co.*                                   860           16,985
UGI Corp. (New)                                            1,300           30,713
Unicom Corp.                                               1,100           28,600
Union Electric Co.                                           700           27,038
United Illuminating Co.                                      400           13,300
United Water Resources Inc.                                  900           14,063
WPS Resources Corp.                                        1,100           32,725
Washington Energy Co.                                        600           11,550
Western Gas Resources Inc.                                   600            9,525

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Wicor Inc.                                                   900       $   32,063
Williams Cos. Inc.                                           700           36,575
                                                                       ----------
                                                                        2,229,208
                                                                       ----------
                                                                       59,785,373
                                                                       ----------
INTERNATIONAL--19.9%
AUSTRALIA--0.5%
Australia & New Zealand Banking Group                      7,295           42,616
Broken Hill Proprietary Co., Ltd.                          9,593          127,364
Coca Cola Amatil                                           2,473           34,010
Commonwealth Bank Group                                    4,999           46,955
Commonwealth Bank Group
  (Installment Receipts)                                   1,007            6,074
National Australia Bank                                    7,275           79,866
News Corp., Ltd.                                           9,738           55,421
Western Mining Corp.                                       5,402           33,955
Westpac Banking Corp.                                      9,225           52,647
                                                                       ----------
                                                                          478,908
                                                                       ----------
BELGIUM--0.2%
Electrabel                                                   261           60,585
Electrabel, VVPR Strip                                        44               45
Fortis AG                                                    180           25,277
Generale de Banque                                            65           22,716
Petrofina SA                                                  95           29,210
Societe Generale de Belgique                                 322           24,055
Tractebel                                                     32               15
Tractebel Investor International                              88           41,898
                                                                       ----------
                                                                          203,801
                                                                       ----------
CANADA--0.6%
Alcan Aluminum Ltd.                                        1,166           38,281
BCE Inc.                                                   1,527           70,129
Bank of Montreal                                           1,274           38,547
Bank of Nova Scotia, Halifax                               1,134           35,750
Barrick Gold Corp.                                         2,344           61,390
Canadian Imperial Bank of Commerce                         1,049           43,597
Canadian Pacific Ltd                                       1,663           42,065
Imperial Oil Ltd. (New)                                      914           40,271
Noranda Inc.                                               1,178           25,974
Northern Telecom Ltd.                                      1,235           80,447
Placer Dome Inc.                                           1,161           27,851
Royal Bank of Canada, Montreal Quebec                      1,525           50,409
Seagram Co. Ltd.                                           1,818           68,504
Thomson Corp.                                              2,880           57,914
                                                                       ----------
                                                                          681,129
                                                                       ----------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
DENMARK--0.1%
D/S 1912 Class B                                               1        $  25,119
D/S Svendborg Class B                                          1           35,958
Novo Nordisk A/S Series B                                    182           30,311
Tele Danmark A/S Series B                                    636           32,061
                                                                        ---------
                                                                          123,449
                                                                        ---------
FRANCE--1.3%
AXA Groupe SA                                                936           58,146
Alcatel Alsthom CGE SA                                       760           64,814
Banque Nationale de Paris                                    975           36,483
Canal Plus                                                   117           28,950
Carrefour                                                    187          103,769
Compagnie Financiere de Paribas (Bearer)                     584           37,582
Compagnie Generale de Eaux                                   586           70,033
Compagnie de Saint-Gobain SA                                 414           55,875
Danone Groupe                                                352           48,196
Elf Aquitaine                                              1,319          105,468
L'Air Liquide                                                354           54,632
L'Oreal SA                                                   327          110,716
LVMH Moet Hennessy Louis Vuitton                             424           97,199
Lafarge Coppee SA                                            459           27,544
Lyonnaise des Eaux-Dumez                                     287           25,374
Michelin (CGDE) Class B (Reg.)                               564           27,193
PSA Peugeot Citroen                                          243           25,334
Pinault Printemps Redoute SA                                 109           41,106
Renault (Reg.)                                             1,184           25,243
Rhone-Poulenc SA A Shares                                  1,591           47,147
Roussel Uclaf                                                132           34,933
Sanofi                                                       505           45,744
Schneider SA                                                 656           32,078
Societe Generale                                             434           46,774
Suez Group                                                   802           34,527
TOTAL Class B                                              1,165           91,126
Union des Assurances de Paris                              1,593           33,091
                                                                        ---------
                                                                        1,409,077
                                                                        ---------
GERMANY--1.5%
BASF AG                                                    2,960           94,601
Bayer AG                                                   3,315          125,254
Bayerische Hypotheken & Wechsel Bank AG                    1,052           30,808
Bayerische Motoren Werk AG                                    80           46,804
Bayerische Vereinsbank AG                                    984           37,004
Commerzbank AG                                             1,680           37,640
Daimler Benz AG                                            2,490          146,171
Deutsche Bank AG                                           2,271          105,182
Dresdner Bank AG                                           2,153           57,578

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Hoechst AG                                                 2,560        $  96,270
Linde AG                                                      31           19,191
Lufthansa AG                                               2,280           29,810
Mannesmann AG                                                153           59,406
Metro AG                                                     426           34,937
Muenchener Rueckversicherung (Reg.)                           34           81,273
RWE AG                                                     3,571          147,000
RWE AG (Non Voting)                                        1,501           50,945
Sap AG                                                       248           33,571
Siemens AG                                                 2,718          140,441
Thyssen AG                                                   128           22,905
Veba AG                                                    2,360          125,870
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                    82           27,290
Viag AG                                                       99           36,609
Viag AG*                                                      20            7,277
Volkswagen AG                                                110           43,309
                                                                        ---------
                                                                        1,637,146
                                                                        ---------
HONG KONG--0.8%
CITIC Pacific                                             11,000           53,491
Cathay Pacific Airways                                    13,000           20,343
Cheung Kong Holdings                                       8,000           64,147
China Light & Power                                       11,000           51,072
Hang Seng Bank Ltd.                                        8,400           99,674
Henderson China                                               24               54
Henderson Land Development Co.                             6,000           53,348
Hong Kong Electric Holdings Ltd.                          26,000           83,223
Hong Kong Telecommunications Ltd.                         43,966           77,615
Hutchison Whampoa Ltd.                                    13,000           90,789
New World Development Co.                                 10,190           59,304
Sun Hung Kai Properties                                    9,000          102,429
Swire Pacific Ltd. Class A                                 7,000           61,787
Wharf Holdings                                            12,000           49,507
                                                                        ---------
                                                                          866,783
                                                                        ---------
ITALY--0.4%
Assicurazioni Generali                                     4,018           77,605
Fiat SpA                                                  14,966           40,005
Fiat SpA, di Risp (Non-Convertible)                        6,565            9,521
INA                                                       14,965           20,667
Istituto Bancario San Paolo di Torino                      3,834           22,746
STET                                                      17,472           60,352
STET di Risp (Non-Convertible)                             5,004           13,326
Telecom Italia                                            30,252           67,404
Telecom Italia di Risp (Non-Convertible)                   9,137           17,407

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Telecom Italia Mob                                        30,252         $ 62,518
Telecom Italia Mob di Risp                                11,325           12,915
                                                                          -------
                                                                          404,466
                                                                          -------
JAPAN--6.4%
Ajinomoto Co., Inc.                                        2,000           21,255
All Nippon Airways Co., Ltd.                               4,000           33,341
Asahi Bank                                                 7,000           71,934
Asahi Chemical Industry Co.                                4,000           24,944
Asahi Glass Co., Ltd.                                      4,000           42,159
Bank of Tokyo-Mitsubishi, Ltd.                            15,400          313,803
Bank of Yokohama                                           3,000           22,239
Bridgestone Corp.                                          3,000           50,591
Canon Inc.                                                 3,000           57,441
Chiba Bank                                                 2,000           15,037
Chubu Electric Power Co.                                   3,000           61,921
Chugoku Electric Power Co., Inc.                           1,000           20,113
DDI Corp.                                                      6           45,057
Dai Nippon Printing Co.                                    2,000           33,727
Dai-Ichi Kangyo Bank, Ltd.                                10,000          162,487
Daiei Inc.                                                 2,000           17,742
Daiwa Bank                                                 4,000           22,660
Daiwa House Industries Co.                                 1,000           13,877
Daiwa Securities Co.                                       4,000           43,213
Denso Corp.                                                3,000           62,184
East Japan Railway Co.                                        12           55,123
Fanuc                                                      1,000           32,058
Fuji Bank, Ltd.                                           10,000          180,054
Fuji Photo Film Co.                                        2,000           57,441
Fujitsu Ltd.                                               6,000           52,699
Gunma Bank                                                 1,000            8,871
Hachijuni Bank                                             3,000           30,038
Hitachi Ltd.                                              11,000           97,580
Honda Motor Co., Ltd.                                      3,000           71,670
Industrial Bank of Japan, Ltd.                             9,560          190,604
Ishikawajima-Harima Heavy Industries                       3,000           13,833
Isuzu Motors Ltd.                                          4,000           19,780
Ito-Yokado Co., Ltd.                                       1,000           49,888
Itochu Corp.                                               4,000           24,136
Japan Air Lines Co., Ltd.                                  6,000           34,254
Japan Telecom Co.                                              1           24,066
Japan Tobacco Inc.                                             6           42,370
Joyo Bank                                                  3,000           19,815
Joyo Bank (Rights expire 11/20/96)*                          100              309
Jusco Co.                                                  1,000           29,687
Kajima Corp.                                               3,000           25,796
Kansai Electric Power Co.                                  3,600           75,570

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kao Corp.                                                  2,000         $ 23,539
Kawasaki Heavy Industries                                  4,000           18,304
Kawasaki Steel Co.                                         8,000           24,663
Kinki Nippon Railway Co.                                   4,120           27,321
Kirin Brewery Co., Ltd.                                    3,000           30,829
Kobe Steel                                                 9,000           21,343
Kokusai Denki                                              1,000           86,514
Komatsu Ltd.                                               3,000           24,558
Kubota Corp.                                               4,000           22,625
Kyocera Corp.                                              1,000           65,961
Kyushu Electric Power Co.                                  2,000           40,929
Long-Term Credit Bank of Japan                             7,000           46,419
Marubeni Corp.                                             4,000           18,515
Marui Co.                                                  1,000           18,532
Matsushita Electric Industrial Co., Ltd.                   7,000          111,897
Matsushita Electric Works                                  2,000           19,323
Mazda Motor Corp.                                          5,000           22,177
Mitsubishi Chemical Corp.                                  5,000           20,421
Mitsubishi Corp.                                           5,000           55,773
Mitsubishi Electric Corp.                                  7,000           40,516
Mitsubishi Estate Co.                                      4,000           49,888
Mitsubishi Heavy Industries                               11,000           84,537
Mitsubishi Materials Co.                                   7,000           31,110
Mitsubishi Motors                                          2,000           16,547
Mitsubishi Trust & Banking Corp.                           4,000           59,022
Mitsui & Co.                                               5,000           40,402
Mitsui Fudosan Co.                                         2,000           24,768
Mitsui Trust & Banking Co.                                 4,000           38,646
Murata Manufacturing Co.                                   1,000           32,146
NEC Corp.                                                  5,000           54,455
NKK Corp.                                                  8,000           20,096
NTT Data Corp.                                                 1           29,599
Nikko Securities Co.                                       4,000           38,294
Nintendo Co., Ltd.                                         1,000           63,941
Nippon Credit Bank                                         9,000           27,113
Nippon Express Co.                                         3,000           24,373
Nippon Oil Co.                                             3,000           17,127
Nippon Paper Industries Co.                                2,000           11,278
Nippon Steel Corp.                                        23,000           67,068
Nippon Telegraph & Telephone Corp.                            54          377,059
Nippon Yusen Kabushiki Kaisha                              6,000           30,038
Nissan Motor Co., Ltd.                                     8,000           60,498
Nomura Securities Co., Ltd.                                7,000          115,586
Obayashi Corp.                                             2,000           15,423
Odakyu Electric Railway Co.                                   60              370
Oji Paper Co. (New)*                                       1,000            7,308

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Osaka Gas Co.                                              7,000         $ 21,642
Ricoh Co., Ltd.                                            2,000           19,850
Rohm Co.                                                   1,000           59,286
Sakura Bank                                               12,000          113,829
Sankyo Co.                                                 2,000           49,537
Sanwa Bank                                                10,000          170,392
Sanyo Electric Co., Ltd.                                   5,000           24,241
Secom Co.                                                  1,000           59,549
Seibu Railway Co.                                          2,000           95,736
Sekisui Chemical Co.                                       1,000           11,155
Sekisui House                                              2,000           21,079
Seven-Eleven Japan Co.                                     1,100           63,959
Sharp Corp.                                                4,000           60,779
Shikoku Electric Power Co.                                 1,000           20,201
Shimizu Corp.                                              2,000           18,093
Shin-Etsu Chemical Co.                                     1,050           17,983
Shizuoka Bank                                              2,000           22,836
Sony Corp.                                                 1,000           59,989
Sumitomo Bank                                             11,000          193,228
Sumitomo Chemical Co.                                      6,000           25,612
Sumitomo Corp.                                             3,000           24,215
Sumitomo Electric Industries                               2,000           26,349
Sumitomo Marine & Fire Insurance Co.                       2,000           14,334
Sumitomo Metal Industries                                  7,000           19,244
Sumitomo Trust & Banking Co.                               4,000           44,267
Suzuki Motor Corp.                                         1,000           10,188
TDK                                                        1,000           58,671
Taisei Corp.                                               2,000           12,296
Taisho Pharmaceutical Co.                                  1,000           19,850
Takeda Chemical Industries                                 3,000           51,381
Tobu Railway Co.                                           2,000           11,260
Tohoku Electric Power Co.                                  1,500           30,433
Tokai Bank                                                 7,000           81,156
Tokio Marine & Fire Insurance Co.                          5,000           54,894
Tokyo Electric Power Co., Inc.                             4,600          105,450
Tokyo Gas Co.                                              7,000           21,826
Tokyu Corp.                                                3,000           20,157
Tonen Corp.                                                2,000           25,647
Toppan Printing Co.                                        2,000           24,417
Toray Industries Inc.                                      4,000           24,136
Toshiba Corp.                                             10,000           62,536
Tostem Corp.                                               1,000           28,721
Toyo Seikan Kaisha                                         1,000           31,619
Toyo Trust & Banking Co.                                   2,000           17,074
Toyoda Automatic Loom                                      1,000           18,532
Toyota Motor Corp.                                        13,000          307,145

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Yamaichi Securities Co.                                    3,000        $  16,705
Yamanouchi Pharmaceutical Co.                              1,000           20,289
Yasuda Fire & Marine Insurance Co.                         2,000           12,700
Yasuda Trust & Banking Co.                                 6,000           29,248
                                                                        ---------
                                                                        6,701,934
                                                                        ---------
NETHERLANDS--1.2%
ABN-Amro Holdings NV                                       1,584           89,530
Aegon NV                                                   1,298           66,021
Akzo Nobel NV                                                345           43,473
Dordtsche Petrol                                             173           30,079
Elsevier NV                                                3,213           53,402
Fortis Amev NV, CVA                                          249            7,441
Heineken NV                                                  244           46,091
ING Groep NV                                               3,643          113,582
Koninklijke Ahold NV                                         788           45,979
Koninklijke PTT Nederland                                  2,341           84,716
Philips Electronics NV                                     1,675           59,035
PolyGram NV                                                  874           41,055
Royal Dutch Petroleum Co. (Bearer)                         2,603          429,870
SGS-Thomson Microelectronics NV*                             391           20,718
Unilever NV, CVA                                             777          118,151
Wolters Kluwer NV, CVA                                       328           42,162
                                                                        ---------
                                                                        1,291,305
                                                                        ---------
SINGAPORE--0.3%
City Developments                                          3,000           23,642
Hong Kong Land Holdings                                   11,396           25,413
Jardine Matheson Holdings Ltd.                               265            1,497
Overseas Chinese Bank (alien market)                       4,418           50,500
Singapore Airlines Ltd. (alien market)                     5,000           44,018
Singapore Telecommunications                              66,000          153,695
United Overseas Bank (alien market)                        4,000           38,907
                                                                        ---------
                                                                          337,672
                                                                        ---------
SPAIN--0.4%
Argentaria Corp.                                             609           23,865
Banco Bilbao-Vizcaya SA (Reg.)                             1,091           53,013
Banco de Santander SA (Reg.)                                 775           39,784
Empresa Nacional de Electricidad                           1,262           77,246
Gas Natural SDG SA                                           181           31,662
Iberdrola SA                                               4,508           47,873
Repsol, SA                                                 1,457           47,560
Telefonica Internacional de Espana, SA                     4,561           91,510
                                                                        ---------
                                                                          412,513
                                                                        ---------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
SWEDEN--0.4%
ABB Series A                                                 273        $  30,930
ABB Series B                                                 106           11,816
Astra AB Series A                                          2,285          104,942
Astra AB Series B                                            557           25,412
L.M. Ericsson Telephone Series B                           4,649          125,845
Sandvik AB Series A                                        1,016           23,949
Sandvik AB Series B                                          929           21,898
Swedish Match Company*                                     1,833            5,464
Volvo AB Series A                                            518           10,713
Volvo AB Series B                                          1,315           27,297
                                                                        ---------
                                                                          388,266
                                                                        ---------
SWITZERLAND--1.3%
ABB AG (Bearer)                                               39           48,195
ABB AG (Reg.)                                                 45           10,965
CS Holding (Reg.)                                            805           80,404
Ciba-Geigy Ltd. (Bearer)                                      12           14,715
Ciba-Geigy Ltd. (Reg.)                                       123          151,512
Cie Financiere Richemont Series A (Bearer)                    28           42,642
Nestle Ltd. (Reg.)                                           190          206,384
Roche Group Holding AG                                        34          257,152
Roche Group Holding AG (Bearer)                                7           85,839
Sandoz Ltd. (Bearer)                                          12           13,899
Sandoz Ltd. (Reg.)                                           170          196,495
Schweizerische Bankgesellschaft (Bearer)                      97           92,396
Schweizerische Bankgesellschaft (Reg.)                        61           11,775
Schweizerischer Bankverein (Reg.)                            554          106,724
Winterthur (Reg.)                                             43           25,616
Zurich Versicherung (Reg.)                                   207           56,663
                                                                        ---------
                                                                        1,401,376
                                                                        ---------
UNITED KINGDOM--4.5%
Abbey National PLC                                         6,411           66,573
Allied Domecq PLC                                          5,111           39,431
Associated British Foods PLC                               5,339           36,671
BAA PLC                                                    5,080           40,928
BAT Industries                                            14,986          103,907
BOC Group                                                  2,336           32,356
BTR PLC                                                   19,375           81,202
Barclays PLC                                               7,892          123,891
Bass PLC                                                   4,265           54,701
Boots Co.                                                  4,622           46,867
British Aerospace PLC                                      2,038           38,710
British Airways PLC                                        4,777           42,996
British Gas                                               21,063           65,479
British Petroleum Co.                                     27,586          296,446

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
British Sky Broadcast                                      8,327         $ 78,201
British Steel                                              8,787           24,420
British Telecom                                           30,272          185,997
Cable & Wireless                                          10,862           86,274
Cadbury Schweppes                                          4,878           40,650
Commercial Union Assurance Co.                             3,334           35,272
GKN                                                        3,000           56,396
General Electric Co.                                      13,345           82,537
Glaxo Wellcome                                            16,832          264,370
Granada Group                                              2,853           41,095
Grand Metropolitan, Inc.                                  10,356           78,125
Great University Stores                                    4,883           48,798
Guinness                                                   9,327           66,795
HSBC Holdings                                              4,285           90,038
HSBC Holdings (Hong Kong)                                  8,905          182,477
Hanson Industries                                         26,627           34,887
Imperial Chemical Industries                               3,515           45,139
Imperial Tobacco*                                          2,662           15,598
J. Sainsbury PLC                                           8,966           53,119
Kingfisher                                                 3,303           35,213
Legal & General Group                                      5,345           28,187
Lloyds Abbey Life                                          3,041           31,058
Lloyds TSB Group                                          36,634          232,242
Marks & Spencer PLC                                       13,601          114,227
National Power Development                                 5,482           36,136
National Westminster Bancorp                               8,793          100,395
Pearson, Inc.                                              2,688           33,163
Powergen                                                   3,259           27,052
Prudential Corp.                                           9,445           71,483
RTZ Corp. PLC                                              5,226           83,613
Rank Group                                                11,442           76,075
Reed International                                         2,744           51,093
Rentokil Group                                             4,749           31,884
Reuters Holdings PLC                                       8,143          101,390
Royal Bank of Scotland                                     3,944           32,289
Safeway PLC                                                5,641           33,466
Scot & Newcastle                                           2,969           30,855
Scottish Power                                            10,000           51,107
Shell Transport & Trading Co.                             16,092          263,747
Siebe                                                      2,102           32,981
SmithKline Beecham PLC (New)                              12,072          149,132
Standard Chartered PLC                                     4,782           51,603
Tesco                                                     10,239           55,495
Thorn EMI                                                  2,127           41,785
Unilever                                                   3,941           82,810
Vendome Lux Group SA (units)                               3,387           31,974

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Vodafone Group                                            14,919       $   57,670
Whitbread                                                  2,092           24,516
Zeneca Group                                               4,593          123,824
                                                                       ----------
                                                                        4,696,811
                                                                       ----------
                                                                       21,034,636
                                                                       ----------
TOTAL COMMON STOCK
  (Cost $71,823,293)                                                   80,820,009
                                                                       ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. (Limited Voting Shares)                         5,399           23,751
                                                                       ----------
GERMANY--0.0%
Sap AG (Non-Voting)                                          175           23,551
Volkswagen AG (Non-Voting)                                    42           12,744
                                                                       ----------
                                                                           36,295
                                                                       ----------
ITALY--0.0%
Fiat SpA                                                   5,589            7,921
                                                                       ----------
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                             74            5,189
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        700               91
                                                                       ----------
                                                                            5,280
                                                                       ----------
TOTAL PREFERRED STOCK (Cost $74,132)                                       73,247
                                                                       ----------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerischer Bankverein (expire 6/30/00)*                  30               77
                                                                       ----------
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                 600            1,256
                                                                       ----------
TOTAL WARRANTS
  (Cost $13,512)                                                            1,333
                                                                       ----------

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Par            Value
                                                      ----------     ------------
U.S. TREASURY OBLIGATIONS--17.6%(a)
U.S. Treasury Bonds
  7.25%, 05/15/16                                     $9,650,000     $ 10,223,114
  7.50%, 11/15/16                                        500,000          542,575
  8.13%, 08/15/19                                      5,100,000        5,909,166
  7.25%, 08/15/22                                      1,900,000        2,015,045
                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $17,908,627)                                                         18,689,900
                                                                      -----------
CASH EQUIVALENTS--10.1%
Federal Home Loan Bank
  Consolidated Discount Notes(b)
  5.30%, 01/30/97                                      4,950,000        4,886,243
Federal Home Loan Mortgage Corp. Discount
  Notes(b)
  5.30%, 11/01/96                                      3,140,000        3,140,000

                                                        Shares
                                                      ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                      2,722,089        2,722,089
                                                                      -----------
TOTAL CASH EQUIVALENTS
  (Cost $10,747,615)                                                   10,748,332
                                                                      -----------
TOTAL INVESTMENTS--104.1%
  (Cost $100,567,179)                                                 110,332,821
                                                                      -----------
OTHER ASSETS AND LIABILITIES--(4.1%)
  Other Assets                                                            859,882
  Liabilities                                                          (5,238,765)
                                                                      -----------
                                                                       (4,378,883)
                                                                      -----------
NET ASSETS--100.0% (Note 7)
Applicable to 9,375,074 outstanding
shares,
$0.00001 par value (unlimited shares
authorized)                                                          $105,953,938
                                                                     ============
NET ASSET VALUE PER SHARE                                                  $11.30
                                                                           ======

See accompanying Notes to Statements of Net Assets.

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
COMMON STOCK--57.1%
DOMESTIC--42.4%
AEROSPACE/DEFENSE--0.9%
AAR Corp.                                                    200         $  5,700
Alliant Techsystems Inc.*                                    500           24,483
BFGoodrich Co.                                               200            8,475
Boeing Co.                                                 1,900          181,213
Coltec Industries Inc.*                                    1,000           17,250
Curtiss-Wright Corp.                                         100            5,413
Gencorp Inc.                                                 400            6,600
General Dynamics Corp.                                       200           13,725
Lockheed Martin Corp.                                        900           80,663
McDonnell Douglas Corp.                                    1,000           54,500
Northrop Grumman Corp.                                       200           16,150
OEA, Inc.                                                    300           11,325
Orbital Sciences Corp. Class A*                              300            6,338
Raytheon Co.                                               1,000           49,250
Rockwell International Corp.                               1,000           55,000
Rohr Industries Inc.*                                        500            9,250
Textron Inc.                                                 700           62,125
Thiokol Corp.                                                300           12,563
Trimble Navigation Ltd.*                                     300            4,256
United Technologies Corp.                                    500           64,375
                                                                          -------
                                                                          688,654
                                                                          -------
AIR TRANSPORTATION--0.2%
AMR Corp.*                                                   500           42,000
Alaska Air Group Inc.*                                       200            4,400
Atlantic Southeast Airlines Inc.                             600           12,600
Continental Airlines Inc. Class B                            700           17,588
Delta Airlines Inc.                                          400           28,350
Mesa Air Group Inc.*                                         400            3,750
Offshore Logistics, Inc.*                                    200            3,363
Southwest Airlines Co.                                       600           13,500
Trans World Airlines Inc. (New)*                             800            6,400
USAir Group, Inc.*                                         1,800           31,275
Valujet Inc.                                               1,100           10,794
                                                                          -------
                                                                          174,020
                                                                          -------
ALCOHOLIC BEVERAGES -- 0.2%
Adolph Coors Co. Class B                                     900           17,494
Anheuser-Busch Companies, Inc.                             2,000           77,000
Brown Forman Corp. Class B                                   300           12,975
Canandaigua Wine Co., Inc. Class A*                          300            6,863
Seagram Company Ltd.                                       1,200           45,450
                                                                          -------
                                                                          159,782
                                                                          -------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
APPAREL--0.3%
Brown Group Inc.                                             300         $  6,188
Burlington Industries Inc.*                                1,100           12,513
Cone Mills Corp.*                                            300            2,363
Donnkenny Inc.                                               300            3,750
Fabri-Centers of America, Inc. Class A                       400            5,200
Guilford Mills, Inc.                                         200            4,750
Justin Industries Inc.                                       300            3,075
Kellwood Co.                                                 300            5,400
Liz Claiborne Inc.                                           200            8,450
Men's Wearhouse, Inc.                                        400            8,225
NIKE, Inc. Class B                                         1,400           82,425
Nautica Enterprises Inc.                                     600           18,375
Phillips-Van Heusen Corp.                                    300            3,300
Reebok International Ltd.                                    200            7,150
Russell Corp.                                                100            2,838
Springs Industries Inc.                                      700           31,588
St. John's Knits, Inc.                                       400           18,300
Stride Rite Corp.                                            700            5,775
Unitog Co.                                                   200            5,475
V.F. Corp.                                                   200           13,075
Wolverine World Wide Inc.                                    750           18,563
                                                                          -------
                                                                          266,778
                                                                          -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp. Class A*                                   200            4,150
Armor-All Products Corp.                                     300            4,988
Carlisle Cos. Inc.                                           500           28,438
Cooper Tire & Rubber                                         200            3,925
Discount Auto Parts Inc.*                                    500           10,875
Goodyear Tire & Rubber                                       600           27,525
O'Reilly Automotive, Inc.*                                   100            3,525
                                                                          -------
                                                                           83,426
                                                                          -------
BANKS--3.3%
ALBANK Financial Corp.                                       240            6,690
Associated Banc-Corp.                                        500           19,938
Banc One Corp.                                             1,588           67,292
Bancorp South, Inc.                                          500           12,594
Bank of Boston Corp.                                         500           32,000
Bank of New York Co., Inc.                                 1,600           53,000
BankAmerica Corp.                                          2,000          183,000
Bankers Trust New York Corp.                                 300           25,350
Barnett Banks, Inc.                                          600           22,875
Boatmens Bancshares Inc.                                     600           36,488
CCB Financial Corp.                                          500           28,500
CNB Bancshares Inc.                                          210            6,248

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Centura Banks Inc.                                           600         $ 23,325
Chase Manhattan Corp. (New)                                1,932          165,669
Chemical Financial Corp.                                     400           14,950
Citicorp                                                   2,500          247,500
Citizens Bancorp                                             200           10,200
Citizens Banking Corp.                                       200            5,800
City National Corp.                                          600           10,500
Cole Taylor Financial Group Inc.                             200            6,025
Colonial BancGroup Inc.                                      200            7,575
Comerica Inc.                                                600           31,875
Corestates Financial Corp.                                   900           43,763
Corus Bankshares Inc.                                        200            6,225
Cullen/Frost Bankers Inc.                                    400           12,075
Dauphin Deposit Bank & Trust Co.                             600           19,575
Deposit Guaranty Corp.                                       700           35,088
F & M National Corp.                                         200            3,700
Fifth Third Bancorp                                          400           25,100
First Bank System Inc.                                       764           50,424
First Chicago NBD Corp.                                    1,343           68,493
First Citizens BancShares Inc.                               200           13,450
First Commercial Bancshares Inc.                             200            5,575
First Commercial Corp.                                       674           22,835
First Commonwealth Financial Corp.                           300            5,400
First Financial Bancorp                                      220            6,848
First Hawaiian, Inc.                                         600           18,600
First Michigan Bank Corp.                                    420           10,500
First Midwest Bancorp Inc.                                   200            6,375
First Union Corp.                                          1,305           94,939
Firstbank Illinois Co.                                       100            3,256
Fleet Financial Group Inc. (New)                             756           37,706
Fort Wayne National Corp.                                    200            6,925
Fulton Financial Corp.                                       440            8,745
HUBCO, Inc.                                                  309            6,663
Hancock Holding Co.                                          400           15,950
Imperial Bancorp                                             324            6,217
J.P. Morgan & Co. Inc.                                       900           77,738
Jefferson Bankshares, Inc.                                   200            5,513
Keycorp (New)                                                900           41,963
Keystone Financial Inc.                                      900           23,288
Liberty Bancorp, Inc.                                        100            3,838
Long Island Bancorp Inc.                                     400           11,925
MBNA Corp.                                                   800           30,200
Magna Group Inc.                                             400           11,150
Mark Twain Bancshares Inc.                                   500           22,938
Mellon Bank Corp.                                            500           32,563
Mid-Am, Inc.                                                 220            3,878

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
National Bancorp of Alaska, Inc.                             400        $  25,900
National City Corp.                                          600           26,025
National Commerce Bancorp                                    600           21,150
NationsBank Corp.                                          1,600          150,800
New York Bancorp Inc.                                        200            6,775
North Fork Bancorporation                                    600           18,975
Norwest Corp.                                              1,210           53,089
ONBANCorp, Inc.                                              200            7,288
Old National Bancorp                                         515           18,733
One Valley Bancorp of West Virginia Inc.                     625           20,195
PNC Bank Corp.                                             1,400           50,750
Park National Corp.                                          100            4,825
People's Bank Bridgeport Conn.                               800           20,500
Provident Bancorp Inc.                                       750           33,234
Provident Bankshares Corp.                                   200            7,175
Queens County Bancorp, Inc.                                  266           11,538
Republic New York Corp.                                      200           15,250
Riggs National Corp. Washington D.C.                         400            6,800
S & T Bancorp, Inc.                                          200            6,275
Security Capital Corp.                                       200           13,250
Sumitomo Bank                                                200            5,075
Suntrust Banks, Inc.                                         600           27,975
Susquehanna Bancshares, Inc.                                 200            5,875
Toronto-Dominion Bank                                        738           17,251
Toronto-Dominion Bank (Ontario)*                             184            4,301
Trust Company of New Jersey                                  200            2,763
TrustCo Bank Corp. NY                                        230            5,031
Trustmark Corp.                                              800           19,800
U S Trust Corp. (New)                                        200           12,500
U.S. Bancorp                                                 290           11,582
UMB Financial Corp.                                          330           12,911
UST Corp.                                                    200            3,575
Union Planters Corp.                                         305           10,599
United Bankshares, Inc.                                      200            6,000
United Carolina Bancshares Corp.                             300            7,725
Valley National Bancorp                                      840           20,790
Wachovia Corp. (New)                                         600           32,250
Wells Fargo & Co.                                            300           80,138
Westamerica Bancorp                                          200           10,175
Whitney Holding Corp.                                        200            6,375
                                                                        ---------
                                                                        2,638,033
                                                                        ---------
BUSINESS MACHINES & SOFTWARE--3.2%
3COM Corp.                                                   600           40,613
AST Research Inc.*                                           600            2,738
Amati Communications Corp.*                                  400            6,975
Amdahl Corporation*                                          300            3,075

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Analogic Corp.                                               300         $  8,175
Apple Computer, Inc.                                         400            9,250
Applied Magnetics Corp.*                                     500           10,688
Auspex Systems, Inc.*                                        300            3,056
Autodesk, Inc.                                               100            2,288
BBN Corp.*                                                   300            6,413
BancTec, Inc.*                                               400            8,150
Bay Networks, Inc.                                           700           14,175
Black Box Corp.*                                             200            6,800
Borland International Inc.*                                  400            2,038
Broderbund Software Inc.*                                    700           19,600
Cabletron Systems Inc.*                                      300           18,713
Ceridian Corp.*                                              214           10,620
Cheyenne Software Inc.*                                      800           24,300
Cisco Systems Inc.                                         3,100          191,619
Compaq Computer Corp.*                                     1,100           76,588
Computer Assoc. International Inc.                         1,550           91,644
Computer Horizons Corp.                                      300            9,338
Computer Products, Inc.*                                     400            7,875
Computer Sciences Corp.*                                     595           44,179
Compuware Corp.*                                             800           42,400
Comshare, Inc.                                               200            2,788
Comverse Technology Inc. (New)*                              300           10,463
Control Data Systems, Inc.*                                  300            7,031
Data General Corp.*                                        1,000           14,875
Dell Computer Corp.                                          500           40,750
Digi International Inc.*                                     200            2,938
Digital Equipment Corp.*                                     600           17,700
EMC Corp.*                                                   800           21,000
Exabyte Corp.*                                               200            2,613
FileNet Corp.*                                               300            8,475
Geoworks*                                                    300            6,056
HCIA Inc.*                                                   400           11,200
HNC Software Inc.                                            200            6,275
Hewlett Packard Co.                                        4,300          189,738
Honeywell Inc.                                               500           31,063
INSO Corp.                                                   200            9,825
Intergraph Corp.*                                          1,000            9,438
International Business Machines                            2,200          283,800
Iomega Corp.                                               1,800           38,813
JTS Corp.*                                                 1,300            4,875
Learning Co. Inc.*                                           600           12,413
Legato Systems Inc.                                          400           14,250
McAfee Associates, Inc.                                      900           41,006
Microchip Technology Inc.*                                   700           25,288
Microsoft Corp.*                                           2,500          343,281

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mylex Corp.*                                                 400        $   5,075
National Computer Systems, Inc.                              200            4,275
National Instruments Corp.*                                  300            8,700
Network General Corp.                                      1,200           28,725
Novell Inc.*                                               1,200           11,175
Novellus Systems, Inc.*                                      400           16,500
Oak Technology                                               600            6,000
Optical Data Systems, Inc.                                   200            2,900
Oracle Systems Corp.                                       2,400          101,550
Pitney Bowes Inc.                                            700           39,113
Platinum Technology Inc.*                                  1,100           15,950
Project Software & Development Inc.                          200            6,675
Pure Atria Corp.*                                            308            8,374
Quantum Corp.*                                             1,000           20,188
Rational Software Corp. (New)                              1,200           45,825
Read-Rite Corp.*                                             900           15,863
Safeguard Scientifics Inc.                                 1,000           39,750
Santa Cruz Operations, Inc.*                                 800            5,550
Seagate Technology, Inc.                                     842           56,204
Security Dynamics Technology                                 200           16,150
Sequent Computer Systems, Inc.*                              400            5,925
Shiva Corp.                                                  400           16,475
Silicon Graphics Inc.*                                       654           12,099
Stac Inc.*                                                   500            3,656
Stratus Computer Inc.*                                       600           13,425
Structural Dynamics Research Corp.*                          700           12,381
Sun Microsystems Inc.                                        700           42,656
System Software Associates, Inc.                             800            9,350
Tandem Computers Inc.*                                       300            3,788
Tech Data Corp.*                                             800           20,550
Transaction Systems Architects Inc. Class A                  400           16,400
Unisys Corp.*                                                400            2,500
Veritas Software Co.                                         300           15,225
Videoserver Inc.*                                            200            9,413
Wang Laboratories Inc. (New)*                                700           16,319
Wind River Systems Inc.                                      300           12,638
Xerox Corp.                                                1,400           64,925
Xircom, Inc.*                                                400            8,125
                                                                        ---------
                                                                        2,557,656
                                                                        ---------
BUSINESS SERVICES--2.3%
ABM Industries, Inc.                                         400            7,050
ABR Information Services Inc.                                500           34,438
Access Health Inc.                                           450           14,738
Ackerley Inc.                                                600            7,350
Addington Resources, Inc.*                                   300            8,325
Affiliated Computer Services Inc. Class A                    600           32,550

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Allegiance Corp.*                                            220          $ 4,125
Alternative Resources Corp.                                  200            3,988
American Business Information, Inc.                          300            5,700
American Business Products, Inc.                             200            4,450
American Homepatient Inc.                                    150            3,544
American Management Systems, Inc.                            600           19,050
American Medical Response, Inc.*                             300            9,000
Amresco Inc.                                                 300            6,281
Analysts International Corp.                                 400            9,800
Apollo Group, Inc. Class A                                 1,350           36,788
Applix Inc.                                                  200            4,800
Apria Healthcare Group Inc.*                                 900           17,213
Aspen Technology Inc.*                                       200           13,400
Automatic Data Processing, Inc.                            1,100           45,788
BISYS Group, Inc.*                                           600           22,388
Bell & Howell Co. (New)*                                     300            8,025
Billing Information Concepts Corp.*                          300            7,763
Bowne & Co. Inc.                                             200            4,675
Browning Ferris Industries Inc.                              800           21,000
CDI Corp.*                                                   500           13,750
Cambridge Technology Partners                                600           19,725
Camco International Inc.                                     600           23,250
Catalina Marketing Corp.                                     700           35,613
Cellular Technical Services Inc.                             200            3,238
Cerner Corp.                                                 500            5,969
Checkfree Corp.*                                             600           10,875
Clintrials Research Inc.                                     200            7,463
Compucom Systems Inc.*                                       900            8,831
Computer Task Group Inc.                                     200            7,550
Computervision Corp. (New)*                                1,200           10,800
Continental Waste Industries Inc.*                           300            7,463
Corrections Corp. of America                               1,400           36,400
Coventry Corp.*                                              700            7,000
Culligan Water Technologies Inc.*                            400           15,000
Dames & Moore Inc.                                           300            4,013
Data Broadcasting*                                           600            4,388
DeVRY Inc.                                                   500           24,938
Deluxe Corp.                                                 400           13,050
Dionex Corp.                                                 200            7,750
Dun & Bradstreet Corp.                                       800           46,300
Dynatech Corp.*                                              400           19,825
Ecolab Inc.                                                  300           10,950
Electro Rental                                               200            4,700
Employee Solutions Inc.                                      600           13,200
Envoy Corp. (New)*                                           300           11,100
Epic Design Technology Inc.                                  200            4,950

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Express Scripts Inc. Class A*                                500          $14,063
Fair Issac & Co. Inc.                                        500           18,813
First Data Corp.                                           1,000           79,750
Franklin Quest Co.*                                          300            6,075
G&K Services, Inc. Class A                                   300            8,700
GRC International, Inc.*                                     200            2,825
H & R Block Inc.                                             300            7,425
HA-LO Industries Inc.                                        200            6,300
Health Management Systems, Inc.                              300            7,013
Healthplan Services Corp.*                                   200            3,625
Heritage Media Corp. Class A (New)                         1,000           15,250
Hon Industries Inc.                                          500           17,688
Horizon Healthcare Corp.*                                  1,000           10,375
ITT Educational Services Inc.                                300           10,913
Information Resources, Inc.*                                 300            3,806
Inphynet Medical Management Inc.*                            200            3,175
Integrated Health Services Inc.                              300            7,388
Integrated Systems Inc. Class A                              700           18,638
Interim Services Inc.*                                       200            8,000
Interpublic Group of Companies, Inc.                         300           14,550
Jack Henry & Associates Inc.                                 200            8,125
Jacobs Engineering Group Inc.*                               600           13,275
Jenny Craig, Inc.*                                           500            4,500
John H. Harland Co.                                          800           24,900
Keane, Inc.                                                  200            9,275
Kinder Care Learning Centers Inc.*                           200            3,963
Kirby Corp.*                                                 400            7,800
Kronos, Inc.                                                 200            5,825
Laidlaw Inc. Class B (Non Voting)                            800            9,400
Mariner Health Group Inc.*                                   600            5,025
Maxicare Health Plans Inc. (New)*                            500            9,344
Metromedia International Group, Inc.*                        700            6,913
Micro Warehouse, Inc.*                                       700           16,188
Molten Metal Technology, Inc.*                               600            8,025
Moore Corp. Ltd.                                             200            4,050
Morrison Health Care Inc.                                    200            2,425
National Data Corp.                                          800           32,900
National Education Corp.*                                    600            9,750
National Media Corp.*                                        400            4,800
National Service Industries, Inc.                            100            3,450
Netcom Online Communications*                                200            3,025
Netmanage Inc.*                                              800            5,475
Network Equipment Technologies*                              300            4,013
New England Business Service, Inc.                           200            3,600
Norrell Corp. Georgia                                        400           10,000
Occusystems Inc.*                                            300            8,269

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Oceaneering International, Inc.*                             500        $   9,000
Ogden Corp.                                                2,300           41,688
Orthodontic Centers of America Inc.                          800           11,400
PAXAR Corp.                                                  500            8,063
PHH Corp.                                                    600           17,850
PSINet Inc.*                                                 700            6,694
Payment Services Inc.                                        450            9,000
Pharmaceutical Product Development Inc.*                     243            4,678
Physician Corp. of America*                                  800            8,900
Physician Reliance Network                                 1,200            7,013
Physicians Computer Network*                                 800            7,150
Pre-Paid Legal Services, Inc.*                               400            4,700
Quarterdeck Corp.*                                           600            3,094
R.R. Donnelley & Sons Co.                                    500           15,188
Republic Industries Inc.                                   2,200           68,338
Rollins, Inc.                                                500            9,563
Rykoff-Sexton, Inc.                                          600            8,550
SEI Corp.                                                    300            6,038
SPS Transaction Services, Inc.*                              400            6,400
SUPERVALU Inc.                                               300            8,925
Safety-Kleen Corp.                                           100            1,563
Scientific Games Holdings Corp.*                             200            4,525
Seacor Holdings Inc.*                                        200           10,800
Service Corp. International                                  800           22,800
Shared Medical Systems Corp.                                 100            4,813
Sitel Corp.                                                  800           15,750
Standard Register Co.                                        400           10,400
Steris Corp.                                                 484           18,211
Sun Healthcare Group Inc.*                                   900           11,475
Symantec Corp.*                                            1,100           11,894
Synetic Inc.*                                                500           18,406
TCSI Corp.                                                   400            3,150
Technology Solutions Co.                                     300           11,625
True North Communications                                    300            7,125
U.S.A. Waste Services Inc.*                                1,910           61,120
United Waste Systems, Inc.                                 1,000           34,250
Universal Health Services Inc. Class B                       400           10,000
Valassis Communications Inc.*                                600           10,800
Viad Corp.                                                   400            5,800
Viasoft Inc.                                                 400           19,800
Volt Information Sciences Inc.                               200            7,850
WMX Technologies Inc.                                      1,700           58,438
Zebra Technologies Corp. Class A                             400           11,500
                                                                        ---------
                                                                        1,853,334
                                                                        ---------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
CHEMICAL--1.3%
Air Products & Chemicals Inc.                                400        $  24,000
Arcadian Corp.                                               700           17,238
Calgon Carbon Corp.                                          500            5,000
Cambrex Corp.                                                150            4,688
Chemed Corp.                                                 200            7,800
Crompton & Knowles Corp.                                   1,187           21,366
Dexter Corp.                                                 600           18,600
Dow Chemical Co.                                           1,400          108,850
E.I. Du Pont de Nemours & Co.                              2,800          259,700
Eastman Chemical Co.                                         300           15,825
Ferro Corp.                                                  700           18,900
First Mississippi Corp.                                      300            8,700
Geon Co.                                                     600           11,775
Great Lakes Chemical Corp.                                   200           10,425
H.B. Fuller Co.                                              200            8,325
Hercules Inc.                                                600           28,575
Lawter International Inc.                                    600            7,050
Lilly Industrial Inc. Class A                                300            5,400
Millennium Chemicals Inc.*                                   198            4,010
Minnesota Mining & Manufacturing Co.                       1,800          137,925
Monsanto Co.                                               2,100           83,213
Morton International Inc.                                    500           19,688
NCH Corp.                                                    400           22,300
NL Industries Inc. (New)                                   1,000            8,500
Nalco Chemical Co.                                           300           10,913
OM Group Inc.                                                200            8,100
PPG Industries Inc.                                          700           39,900
Petrolite Corp.                                              500           16,125
Praxair Inc.                                                 600           26,550
Rohm & Haas Co.                                              200           14,275
Scotts Co. Class A*                                          200            3,725
Sequa Corp. Class A*                                         100            4,175
Sigma-Aldrich Corp.                                          200           11,725
Techne Corp.*                                                200            4,800
Tredegar Industries Inc.                                     300           11,475
Union Carbide Corp.                                          500           21,313
W R Grace & Co. (Delaware)*                                  400           21,200
WD-40 Co.                                                    100            5,013
Wellman Inc.                                                 600           10,650
                                                                        ---------
                                                                        1,067,792
                                                                        ---------
CONSTRUCTION--0.3%
Amre Inc.                                                    400            3,700
Apogee Enterprises, Inc.                                     300           11,513
Armstrong World Industries, Inc.                             100            6,675
Blount International Inc. Class A                            300           10,800

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Calmat Co.                                                   300         $  5,588
Centex Construction Products Inc.                            300            4,688
Centex Corp.                                                 800           24,100
Crane Co.                                                    100            4,650
D.R. Horton Inc.                                             700            6,388
Del Webb Corp.                                               200            3,200
Fluor Corp.                                                  300           19,650
Global Industries Inc.                                       800           14,200
Granite Construction Inc.                                    300            5,888
Kaufman & Broad Home Corp.                                   500            6,000
Lone Star Industries, Inc. (New)                             200            7,350
Mafco Consolidated Group Inc.*                               300            8,363
Mastec Inc.*                                                 400           19,425
Medusa Corp.                                                 200            6,575
Morrison Knudsen Corp. (New)*                                600            5,400
Owens Corning                                                300           11,625
Pulte Corp.                                                  800           21,200
Regal Beloit Corp.                                           300            5,325
Sherwin Williams Co.                                         300           15,038
Southdown Inc.                                               200            5,475
Stanley Works                                                400           11,300
Stone & Webster, Inc.                                        200            6,600
TJ International Inc.                                        200            3,875
Toll Brothers, Inc.*                                         700           11,988
Triangle Pacific Corp. Delaware*                             300            6,319
U.S. Home Corp. (New)*                                       200            4,325
                                                                          -------
                                                                          277,223
                                                                          -------
CONSUMER-DURABLE--0.3%
Bassett Furniture Industries Inc.                            200            4,475
Black & Decker Corp.                                         300           11,213
Champion Enterprises Inc.                                    772           15,247
Chicago Miniature Lamp Inc.                                  300            9,038
Ethan Allen Interiors Inc.                                   200            7,150
Furniture Brands International Inc.*                       1,600           21,400
Harman International Industries Inc. (New)                   500           25,688
Interface Inc. Class A                                       200            3,350
Kimball International Inc. Class B                           300           10,800
La-Z-Boy Chair Co.                                           300            9,338
Masco Corp.                                                  300            9,413
Maytag Corp.                                                 300            5,963
National Presto Industries, Inc.                             100            3,750
Newell Co.                                                   600           17,025
Snap-on Tools Corp.                                          150            4,819
Sturm, Ruger & Co., Inc.                                   1,000           18,750
Toro Co.                                                     200            6,275

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Whirlpool Corp.                                              300         $ 14,175
Zenith Electronics Corp.*                                  1,200           15,750
                                                                          -------
                                                                          213,619
                                                                          -------
CONSUMER-NONDURABLE--0.6%
3DO Co.*                                                     300            1,706
A.T. Cross Co. Class A                                       200            2,275
Acclaim Entertainment Inc.*                                  900            4,444
American Greetings Corp. Class A                             200            5,863
Applebee's International, Inc.                               700           17,019
Buffets Inc.*                                                400            4,425
CKE Restaurants Inc.                                         400           11,900
Corning Inc.                                                 600           23,250
Darden Restaurants Inc.                                      400            3,350
Department 56 Inc.*                                          300            6,600
Foodmaker, Inc.*                                             800            7,800
Galoob Lewis Toys Inc.*                                      300            8,063
Hasbro Inc.                                                  300           11,663
IHOP Corp. (New)*                                            100            2,231
International Dairy Queen Inc. Class A*                      300            5,775
Jostens, Inc.                                              1,000           21,500
Landry's Seafood Restaurants, Inc.                           200            4,025
Luby's Cafeterias, Inc.                                      700           14,700
Mattel Inc.                                                1,125           32,484
McDonald's Corp.                                           2,800          124,250
Mohawk Industries Inc.*                                      700           16,888
Morrison Fresh Cooking Inc.                                  150              788
Papa John's International, Inc.                              300           14,981
Premark International, Inc.                                  200            4,175
Rexall Sundown, Inc.                                         600           16,238
Rubbermaid Inc.                                              600           13,950
Ruby Tuesday Inc.                                            300            4,875
Russ Berrie & Co. Inc.                                       300            5,400
Ryan's Family Steak Houses Inc.*                           1,700           12,325
Samsonite Corp. (New)                                        300           10,125
Sbarro, Inc.                                                 300            7,913
Shoney's Inc.*                                             1,700           12,538
Showbiz Pizza Time Inc. (New)                                400            7,400
Sonic Corp.                                                  300            6,750
Toy Biz Inc. Class A*                                        200            3,550
Wendy's International, Inc.                                  300            6,188
Williams-Sonoma Inc.*                                        600           16,575
                                                                          -------
                                                                          473,982
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                        600           10,650
Ball Corp.                                                 1,600           38,600

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bemis Co., Inc.                                              100         $  3,500
Crown Cork & Seal Inc.                                       500           24,000
Gaylord Container Corp. Class A*                             700            5,250
Greif Brothers Corp. Class A                                 600           16,875
Stone Container Corp.                                        200            3,050
                                                                          -------
                                                                          101,925
                                                                          -------
ELECTRONICS--1.6%
ADAC Laboratories                                            400            8,150
AMETEK, Inc.                                                 700           13,913
AMP Inc.                                                     600           20,325
Actel Corp.*                                                 400            7,075
Advanced Micro Devices Inc.                                  520            9,230
Allen Group Inc.                                             500            7,938
Alliance Semiconductor Corp.                                 700            4,375
Altron Inc.                                                  150            2,250
Ampex Corp. (Delaware) Class A*                              700            4,725
Anixter International Inc.                                 1,000           14,875
Applied Materials, Inc.                                      600           15,863
Augat Inc.                                                   200            5,500
Belden Inc.                                                  400           11,500
Broadband Technologies Inc.*                                 300            5,363
Burr Brown                                                   200            4,300
Cable Design Technologies Corp.                              300            7,725
Checkpoint Systems Inc.                                      400            8,950
CopyTele Inc.                                              1,100            7,906
Cyrix Corp.*                                                 300            5,288
DSP Communications Inc.                                      400           15,250
Dallas Semiconductor Corp.                                   400            8,000
EG&G, Inc.                                                   100            1,763
Echostar Communications Corp. Class A*                       200            5,938
Exide Corp.                                                  400           10,400
FSI International Inc.                                       500            5,219
Fluke Corp.                                                  100            4,000
General Instrument Corp.*                                    500           10,063
General Signal Corp.                                         100            4,075
Genrad Inc.*                                                 400            8,100
Gerber Scientific Inc.                                       300            4,050
Harris Corp.                                                 100            6,263
ITI Technologies Inc.*                                       200            5,700
Identix Inc.*                                                500            4,063
Imation Corp.*                                               160            4,380
Integrated Device Technology Inc.                          1,500           12,281
Integrated Process Equipment Corp.*                          300            3,300
Intel Corp.                                                3,900          428,269
International Rectifier Corp.                              1,000           12,375
Itron, Inc.*                                                 200            3,263

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kemet Corp.                                                  800        $  15,350
Kent Electronics Corp.                                       400            9,150
Kulicke & Soffa Industries Inc.                              300            3,956
LSI Logic Corp.                                              500           13,250
Lam Research Corp.*                                          600           14,588
Lattice Semiconductor Corp.*                                 600           20,475
Littlefuse, Inc.*                                            400           16,550
Logicon, Inc.                                                200            8,275
Lucent Technologies, Inc.                                  2,865          134,655
Macromedia Inc.                                              700           11,681
Marshall Industries*                                         300            9,038
Methode Electronics Inc. Class A                             500            9,688
Micron Technology Inc.                                       500           12,688
Motorola Inc.                                              2,500          115,000
National Semiconductor Corp.*                                300            5,775
Ortel Corp.*                                                 300            6,281
Osmonics, Inc.*                                              300            6,375
Palomar Medical Technologies*                                500            3,594
Perkin-Elmer Corp.                                           100            5,363
Pioneer Standard Electronics Inc.                            300            3,225
Pittway Corp. Class A                                        300           14,625
Rexel Inc.*                                                  300            4,350
S3 Inc.                                                      800           15,000
Sanmina Corp.                                                200            9,225
Scientific-Atlanta, Inc.                                     200            2,900
Sierra Semiconductor Corp.                                   600            7,800
Silicon Valley Group Inc.*                                   400            6,675
Stanford Telecommunications*                                 200            5,775
Technitrol Inc.                                              200            6,625
Tektronix, Inc.                                              100            3,913
Texas Instruments Inc.                                       900           43,313
Thomas & Betts Corp.                                         200            8,475
VLSI Technology, Inc.*                                       700           12,075
VeriFone, Inc.*                                              600           20,175
Vitesse Semiconductor Corp.*                                 400           12,700
Wyle Electronics                                             200            5,975
Zilog Inc.*                                                  300            5,925
                                                                        ---------
                                                                        1,332,486
                                                                        ---------
ENERGY-DEVELOPMENT--1.0%
Amcol International Corp.                                    200            3,013
Ashland Coal, Inc.                                           200            4,725
Atwood Oceanics Inc.*                                        200           11,050
Baker Hughes Inc.                                            500           17,813
Barrett Resources Corp.*                                     600           23,025
Benton Oil & Gas Co.*                                        500           12,219
Burlington Resources Inc.                                    200           10,075

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cabot Oil & Gas Corp. Class A                                300         $  4,650
Chesapeake Energy Corp.                                      450           26,213
Devon Energy Corp.                                           300           10,463
Dresser Industries Inc.                                      700           23,013
Energy Ventures, Inc.*                                       300           13,200
Forest Oil Corp. (New)*                                      500            7,469
Halliburton Co.                                              787           44,564
Helmerich & Payne Inc.                                       600           32,475
Louis Dreyfus Natural Gas Corp.*                             300            5,063
Louisiana Land & Exploration Co.                             100            5,688
MAXXAM Inc.*                                                 100            4,200
Marine Drilling Company, Inc.*                               900           12,375
McDermott International Inc.                                 100            1,775
Nabors Industries Inc.*                                    1,400           23,275
Newfield Exploration Co.*                                    500           23,625
Newpark Resources, Inc.                                      300           11,250
Noble Drilling Corp.*                                      1,500           27,938
Nuevo Energy Co.*                                            400           19,950
Occidental Petroleum Corp.                                 1,200           29,400
Parker & Parsley Petroleum Co.                               800           23,000
Parker Drilling Co.*                                         700            5,950
Pride Petroleum Services Inc.*                               500            8,719
Production Operators Corp.                                   100            3,950
Reading & Bates Corp. (New)*                               1,100           31,625
Rochester & Pittsburgh Coal Co.                              400           13,000
Rowan Cos. Inc.*                                           1,900           42,513
Schlumberger Ltd.                                          1,100          109,038
Seitel, Inc. (New)*                                          100            3,975
Solv-Ex Corp.*                                               300            3,881
Tom Brown Inc. (New)*                                        300            5,681
Tremont Corp.*                                               200            6,850
Tuboscope Vetco International Corp.*                         700           10,588
Union Pacific Resources Group                              1,062           29,205
United Meridian Corp.*                                       400           18,850
Varco International Inc.*                                    600           11,850
Vintage Petroleum Inc.                                       300            8,850
Weatherford Enterra Inc.*                                  1,000           29,000
Zeigler Coal Holding Co.                                     300            5,438
                                                                          -------
                                                                          780,469
                                                                          -------
FOOD-AGRICULTURE--2.2%
Archer-Daniels-Midland Co.                                 1,910           41,543
Bob Evans Farms, Inc.                                        800           10,100
CPC International Inc.                                       700           55,213
Campbell Soup Co.                                          1,100           88,000
Chiquita Brands International Inc.                         1,000           12,500
Coca-Cola Bottling Co.                                       100            4,025

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Coca-Cola Co.                                             10,400        $ 525,200
ConAgra, Inc.                                              1,000           49,875
Dekalb Genetics Corp. Class B                                400           15,750
Delta & Pine Land Co.                                        799           28,764
Dimon Inc.                                                   800           15,200
Dreyers Grand Ice Cream Inc.                                 200            5,100
Earthgrains Co.                                              244           12,932
Farmer Brothers Co.                                          100           15,150
Fleming Companies, Inc.                                    2,000           34,750
General Mills Inc.                                           600           34,275
H.J. Heinz Co.                                             1,400           49,700
Hershey Foods Corp.                                          600           29,025
Hudson Foods Inc. Class A                                    400            6,650
International Multifoods Corp.                               200            3,050
Interstate Bakeries Corp. (New)                              800           33,900
J.M. Smucker Co. Class A                                     700           11,550
J.M. Smucker Co. Class B (Non Voting)                        300            4,613
JP Foodservice, Inc.*                                        300            6,750
Kellogg Co.                                                  900           57,150
Lance Inc.                                                   400            7,075
Mississippi Chemical Corp. (New)                             600           15,075
Mycogen Corp.*                                               400            6,300
Pepsico Inc.                                               6,500          192,563
Pioneer Hi-Bred International Inc.                           300           20,138
Quaker Oats Co.                                              200            7,100
Ralcorp Holdings, Inc.*                                      500           10,500
Ralston Purina Co.                                           400           26,450
Richfood Holdings Inc.                                     1,050           25,528
Sara Lee Corp.                                             1,900           67,450
Savannah Foods & Industries Inc.                             300            4,800
Seaboard Corp.                                               100           21,125
Smithfield Foods Inc.*                                       500           14,375
Sysco Corp.                                                  700           23,800
Tootsie Roll Industries, Inc.                                500           18,375
Unilever                                                     800          122,300
Whitman Corp.                                                300            7,275
Wm Wrigley Junior Co.                                        400           24,100
                                                                        ---------
                                                                        1,765,094
                                                                        ---------
GOLD--0.2%
Amax Gold Inc.*                                            1,900           10,450
Barrick Gold Corp.                                         1,500           39,188
Battle Mountain Gold Co.                                   6,000           45,750
Getchell Gold Corp.*                                         500           22,250
Homestake Mining Co.                                         600            8,550
Meridian Gold Inc.*                                          900            3,938
Newmont Mining Corp.                                         500           23,125

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Placer Dome, Inc.                                          1,000         $ 24,000
Santa Fe Pacific Gold Corp.                                  300            3,563
                                                                          -------
                                                                          180,814
                                                                          -------
HEALTHCARE--4.0%
ALZA Corp.*                                                  200            5,175
Abbott Laboratories                                        3,300          167,063
Acuson*                                                      300            6,338
Advanced Technology Laboratories, Inc.*                      200            6,075
Advanced Tissue Sciences Inc.*                               400            6,500
Agouron Pharmaceuticals Inc.*                                200           11,425
Allergan Inc.                                                300            9,150
Alliance Pharmaceutical Corp.*                               400            5,550
Alpharma, Inc. Class A                                       300            3,750
American Home Products Corp.                               2,700          165,375
Amgen Inc.                                                 1,200           73,575
Amylin Pharmaceuticals Inc.*                                 600            6,675
Arrow International Inc.                                     500           14,250
Ballard Medical Products                                     600           10,575
Barr Laboratories, Inc.                                      300            8,288
Bausch & Lomb Inc.                                           200            6,750
Baxter International Inc.                                  1,100           45,788
Becton Dickinson & Co.                                       400           17,400
Beverly Enterprises, Inc.*                                   200            2,475
Bio Rad Laboratories Inc. Class A                            150            3,638
Bio Technology General Corp.*                                900            7,341
Biomet Inc.                                                  300            4,838
Block Drug Inc. Class A                                      609           27,557
Boston Scientific Corp.*                                     637           34,637
Bristol Myers Squibb Co.                                   2,500          264,375
C.R. Bard Inc.                                               200            5,650
CNS, Inc.                                                    300            5,063
Carter Wallace Inc.                                          900           13,950
Cephalon Inc.*                                               500           11,156
Cognex Corp.                                                 800           10,200
Columbia Laboratories Inc.                                   600            7,200
Columbia/HCA Healthcare Corp.                              3,300          117,975
Community Psychiatric Centers*                               700            6,213
Conmed Corp.                                                 200            3,475
Cygnus Therapeutic Systems, Inc.*                            300            4,313
Cytogen Corp.*                                               900            4,781
Datascope Corp.*                                             200            3,375
Diagnostic Products Corp.                                    200            5,950
Eli Lilly & Co.                                            2,700          190,350
Enzo Biochem Inc.                                            315            5,749
Fresenius Medical Care AG (Sponsored
  American Depository Receipts)*                             752           22,372

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Gilead Sciences Inc.*                                        600         $ 13,913
GranCare, Inc.*                                              400            7,200
Gulf South Medical Supply Inc.                               200            4,350
Haemonetics Corp.*                                           400            7,150
HealthSouth Rehabilitation Corp.*                            938           35,175
Herbalife International Inc.                                 300            6,000
Hologic Inc.                                                 300            6,881
Human Genome Sciences Inc.*                                  500           18,125
Humana Inc.*                                                 300            5,475
ICN Pharmaceuticals, Inc.                                    604           11,476
Icos Corp.*                                                  800            5,950
Idec Pharmaceuticals Corp.*                                  300            6,469
Imatron Inc.*                                              1,300            5,220
Immunex Corp. (New)*                                         800           10,850
Immunomedics Inc.*                                           700            4,944
Incyte Pharmaceuticals Inc.*                                 200            8,075
Interneuron Pharmaceuticals*                                 700           17,150
Invacare Corp.                                               700           19,425
Isis Pharmaceuticals*                                        300            4,819
Isolyser Inc.                                                600            4,200
Johnson & Johnson                                          5,600          275,800
Jones Medical Industries Inc.                                500           21,625
Kinetic Concepts Inc.                                        600            7,875
Life Technologies, Inc. (New)                                300            6,825
Ligand Pharmaceuticals Inc. Class B                          500            6,250
Lincare Holdings Inc.*                                       400           14,900
Liposome Inc.*                                               700           11,944
Living Centers of America*                                   300            7,013
Lunar Corp.                                                  200            6,188
Magellan Health Services Inc.*                               700           12,863
Mallinckrodt Inc.                                            200            8,700
Manor Care, Inc.                                             200            7,850
Marquette Medical System Inc.*                               800           12,500
Martek Biosciences Corp.*                                    300            6,413
Matrix Pharmaceuticals*                                      400            3,000
Medimmune Inc.*                                              400            6,225
Medtronic Inc.                                             1,000           64,375
Mentor Corp.                                                 600           13,275
Merck & Co. Inc.                                           5,600          415,100
Mid Atlantic Medical Services Inc.*                          900            9,675
Multicare Cos. Inc.                                          750           13,500
Nabi Inc.*                                                   700            6,475
Natures Sunshine Products Inc.                               300            6,600
Neopath Inc.*                                                300            4,894
Neoprobe Corp.*                                              300            4,275
Neurex Corp.*                                                400            6,225

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Neurogen Corp.*                                              200        $   4,275
Nexstar Pharmaceuticals Inc.*                                400            6,225
North American Vaccine Inc.*                                 500           11,125
Novacare Inc.*                                               800            6,600
Noven Pharmaceuticals, Inc.*                                 400            5,500
Organogenesis Inc.                                           300            5,363
Owens & Minor Inc. (New)                                     400            3,750
PDT Inc.                                                     200            4,925
PHP Healthcare Corp.                                         200            4,575
PLC Systems Inc.*                                            300            6,713
Patterson Dental Co.*                                        500           14,063
Perrigo Co.*                                               1,500           14,063
Pfizer Inc.                                                3,100          256,525
Pharmacia & Upjohn Inc.                                    1,800           64,800
Physician Sales & Service Inc.                               700           14,788
Protein Design Labs, Inc.*                                   300            7,238
Quintiles Transnational Corp.                                400           26,250
Regeneron Pharmaceuticals Inc.*                              400            7,575
Renal Treatment Centers Inc.                                 400           10,700
Respironics Inc.*                                            200            3,013
RoTech Medical Corp.                                         400            6,325
Roberts Pharmaceutical Corp.*                                200            3,075
Salick Health Care, Inc.*                                    200            7,925
Schering Plough Corp.                                      1,500           96,000
Sepracor Inc.*                                               300            4,838
Sequus Pharmaceuticals Inc.*                                 500            7,000
Sofamor/Danek Group Inc.*                                    600           16,500
Sola International Inc.*                                     400           14,450
Somatogen Inc.*                                              500            5,375
St. Jude Medical, Inc.                                        30            1,183
Summit Technology Inc.                                       600            3,338
Sunrise Medical Inc.*                                        200            2,975
Target Therapeutics Inc.                                     200            7,388
Tecnol Medical Products Inc.*                                300            3,788
Tenet Healthcare Corp.*                                      800           16,700
Thermedics Inc.*                                             900           18,675
U.S. Bioscience Inc.*                                        500            5,750
United Healthcare Corp.                                      400           15,150
United States Surgical Corp.                                 100            4,188
Ventritex Inc.*                                              300            6,844
Vertex Pharmaceuticals Inc.*                                 500           16,594
Vivra Inc.                                                   900           28,688
Vivus*                                                       200            6,650
Warner Lambert Co.                                         1,200           76,350
West Company Inc.                                            200            5,375
                                                                        ---------
                                                                        3,354,737
                                                                        ---------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
HOUSEHOLD PRODUCTS--0.9%
Alberto Culver Co. Class B                                   100         $  4,575
Avon Products, Inc.                                          600           32,550
Bush Boake Allen Inc.*                                       300            7,725
Church & Dwight Inc.                                         300            6,450
Clorox Co.                                                   200           21,825
Colgate-Palmolive Co.                                      1,000           92,000
Dial Corp. (New)                                             400            5,500
Gillette Co.                                               2,200          164,450
International Flavors & Fragrances Inc.                      400           16,550
Libbey Inc.                                                  200            4,800
Playtex Products Inc.*                                       600            5,100
Procter & Gamble Co.                                       3,300          326,700
Tupperware Corp.                                             200           10,275
                                                                          -------
                                                                          698,500
                                                                          -------
IMAGING & PHOTO--0.2%
Avid Technology, Inc.*                                       300            4,106
BMC Industries, Inc.                                         600           17,775
Chyron Corp.*                                              1,800            9,225
Eastman Kodak Co.                                          1,800          143,550
Optical Imaging Systems Inc.*                              1,700            4,781
Photronic, Inc.*                                             200            5,375
Polaroid Corp.                                               100            4,063
Robotic Vision Systems Inc.*                                 300            3,038
Ultratech Stepper Inc.                                       300            5,063
                                                                          -------
                                                                          196,976
                                                                          -------
INSURANCE--2.0%
20th Century Industries*                                   1,000           16,000
Acordia, Inc.                                                200            5,700
Aetna Inc.                                                   734           49,086
Alexander & Alexander Services                             2,400           36,600
Alfa Corp.                                                   800            8,900
Allied Group Inc.                                            600           25,125
Allstate Corp.                                             1,800          101,025
American Annuity Group, Inc.                                 500            6,813
American Bankers Insurance Group, Inc.                       600           28,725
American General Corp.                                       800           29,800
American Heritage Life Investment Corp.                      200            4,425
American International Group, Inc.                         2,400          260,700
American Travellers Corp.                                    300           10,294
Aon Corp.                                                    500           28,875
Argonaut Group, Inc.                                         500           14,500
Arthur J. Gallagher & Co.                                    500           14,688
CMAC Investment Corp.                                        500           34,563
Capital Re Corp.                                             200            7,750

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Capitol American Financial Corp.                             200         $  7,250
Capsure Holdings Corp.                                       300            2,700
Chubb Corp.                                                  800           40,000
Cigna Corp.                                                  300           39,150
Citizens Corp.                                               800           16,100
Commerce Group Inc.                                          800           19,200
Compdent Corp.*                                              500           17,094
Conseco, Inc.                                                349           18,672
Crawford & Co. Class A                                       200            3,975
Crawford & Co. Class B                                       500            9,875
Delphi Financial Group, Inc. Class A                         240            6,750
Enhance Financial Services Group Inc.                        500           16,688
Executive Risk Inc.                                          200            8,250
Financial Security Assured Holdings Ltd.                     600           16,800
Foremost Corp. of America                                    200           11,025
Fremont General Corp.                                        750           22,031
Frontier Insurance Group, Inc.                               220            8,745
General Re Corp.                                             685          100,866
HCC Insurance Holdings, Inc.                                 500           12,750
Harleysville Group Inc.                                      200            5,550
Home Beneficial Corp. Class B                                500           12,594
Horace Mann Educators Corp. (New)                            600           20,550
ITT Hartford Group Inc.                                      400           25,200
Integon Corp.                                                200            3,775
Jefferson-Pilot Corp.                                        300           17,063
John Alden Financial Corp.                                   600           11,175
Kansas City Life Insurance Co.                               100            5,475
Liberty Corp.                                                300           10,350
Life Re Corp.                                                200            7,325
Lincoln National Corp. Inc.                                  400           19,400
MAIC Holdings Inc.                                           106            3,445
MGIC Investment Corp.                                        200           13,725
MMI Companies, Inc.                                          200            5,750
Markel Corp.*                                                100            8,700
Marsh & McLennan Companies                                   300           31,238
NAC Re Corp.                                                 300           10,538
Orion Capital Corp.                                          500           27,188
Penncorp Financial Group Inc.                                600           20,775
Presidential Life Corp.                                      400            4,550
Providian Corp.                                              300           14,100
Reinsurance Group of America Inc.                            500           22,688
Reliance Group Holdings Inc.                               2,200           18,150
Safeco Corp.                                                 400           15,150
Selective Insurance Group, Inc.                              200            6,800
Sierra Health Services Inc.*                                 500           14,313
St. Paul Companies, Inc.                                     300           16,313

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
State Auto Financial Corp.                                   300        $   4,088
Torchmark Corp.                                              200            9,675
Transamerica Corp.                                           300           22,763
Trenwick Group Inc.                                          400           19,775
UNUM Corp.                                                   300           18,863
USF&G Corp.                                                  300            5,700
USLIFE Corp.                                                 100            3,125
United Companies Financial Corp.                             700           20,913
United Dental Care Inc.*                                     100            3,025
United Fire & Casualty Co.                                   300            9,750
United Insurance Companies, Inc.*                            800           20,250
United Wisconsin Services, Inc.                              200            5,175
Vesta Insurance Group Inc.                                   300            7,688
W.R. Berkley Corp.                                           600           30,975
Washington National Corp.                                    200            5,725
Zenith National Insurance Corp.                              200            5,450
Zurich Reinsurance Centre Holdings, Inc.                     500           15,000
                                                                        ---------
                                                                        1,641,310
                                                                        ---------
MEDIA--1.0%
AMC Entertainment Inc.*                                      200            3,450
BET Holdings, Inc. Class A*                                  200            5,850
Banta Corp.                                                  600           12,638
Cablevision Systems Corp. Class A*                           500           15,563
Carmike Cinemas Inc.*                                        100            2,375
Central Newspapers Inc. Class A                              600           24,150
Century Communications Corp. Class A*                      1,300            8,775
Comcast Corp. Class A                                        700           10,281
Dow Jones & Co. Inc.                                         400           13,200
Evergreen Media                                              900           24,188
GC Companies Inc.*                                           100            3,388
Gannett Inc.                                                 700           53,113
Harte Hanks Communications (New)                             450           11,644
Heartland Wireless Communications, Inc.*                     200            4,300
Hollinger International Inc.                               1,400           17,500
Houghton Mifflin Co.                                         500           24,813
International Family Entertainment Inc.
  Class B                                                    875           15,641
John Wiley & Son, Inc. Class A                               500           15,313
Jones Intercable Inc. Class A*                               600            6,600
King World Productions, Inc.*                                100            3,600
Knight-Ridder, Inc.                                          400           14,950
McClatchy Newspapers Inc. Class A                            700           19,513
McGraw-Hill, Inc.                                            400           18,750
Media General, Inc. Class A                                  400           11,900
Meredith Corp.                                               100            5,025
New World Communications Class A*                            400            9,875
New York Times Co. Class A                                   400           14,450

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Oak Industries Inc.*                                         200         $  5,075
Paxson Communications Corp.*                                 300            2,663
Pulitzer Publishing Co.                                      500           31,750
Regal Cinemas, Inc.                                          450           11,616
SBC Communications Inc.                                    2,500          121,563
Spelling Entertainment Group, Inc.*                        1,800           13,050
TCA Cable TV Inc.                                            600           15,975
TSX Corp.                                                    300            3,113
Tele Communications Inc. (New)--TCI Group
  Series A                                                 2,700           33,581
Time Warner Inc.                                           1,600           59,600
Times Mirror Co. (New) Series A                              400           18,500
Tribune Co. (New)                                            600           49,050
United International Holdings Inc. Class A*                  200            2,500
Viacom Inc. Class B*                                       1,400           45,675
Westwood One Inc.*                                           400            6,200
                                                                          -------
                                                                          790,756
                                                                          -------
MISCELLANEOUS FINANCE--1.5%
1st Source Corp.                                             210            4,817
AMCORE Financial, Inc.                                       200            4,188
Aames Financial Corp.                                        300           13,388
Alex Brown Inc.                                              500           28,375
American Express Co.                                       1,900           89,300
Americredit Corp.*                                           400            7,600
Astoria Financial Corp.                                      400           14,175
Beneficial Corp.                                             200           11,700
Bok Financial Corp. (New)                                    300            7,950
Cal-Federal Bancorp Inc.*                                  1,600           37,200
Coast Savings Financial Inc.*                                300            9,863
Collective Bancorp Inc.                                      300            9,038
Commercial Federal Corp.                                     200            8,375
Dean Witter Discover & Co.                                   800           47,100
Downey Financial Corp.                                       210            5,460
Eaton Vance Corp. (Non Voting)                               100            4,375
Federal Home Loan Mortgage Corp.                           1,100          111,100
Federal National Mortgage Assoc.                           4,200          164,325
First American Financial Corp.                               200            7,525
First Financial Corp.                                        700           19,075
Fund American Enterprises Holdings, Inc.                     400           35,850
Glendale Federal Bank (FSB) (New)*                           800           14,700
Golden West Financial Corp.                                  200           12,975
Great Financial Corp.                                        200            5,825
Great Western Financial Corp.                                400           11,200
Green Tree Financial Corp.                                   500           19,813
H.F. Ahmanson & Co.                                          300            9,413
Home Financial Corp.                                         300            4,856

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Household International Inc.                                 400        $  35,400
Inter-Regional Financial Group, Inc.                         150            4,856
Interpool Inc.                                               200            4,350
JSB Financial, Inc.                                          200            7,325
Jefferies Group, Inc.                                        300           10,725
John Nuveen Co. Class A                                      700           19,425
Legg Mason, Inc.                                             200            6,450
Merrill Lynch & Co. Inc.                                     700           49,175
Morgan Keegan, Inc.                                          400            5,850
Morgan Stanley Group Inc.                                    600           30,150
Olympic Financial Ltd.*                                      600            9,525
Peoples Heritage Financial Group, Inc.                       500           11,500
Phoenix Duff & Phelp Corp.                                   900            5,513
Pioneer Group Inc.                                           600           14,250
Quick & Reilly Group, Inc.                                   600           15,825
RCSB Financial Inc.                                          200            5,813
Raymond James Financial Inc.                                 300            7,313
Roosevelt Financial Group Inc.                               800           13,850
Salomon Inc.                                                 400           18,050
Sovereign Bancorp Inc.                                       630            7,442
St. Paul Bancorp Inc.                                        300            7,950
Standard Financial Inc.                                      200            3,575
Student Loan Corp.                                           600           20,400
Travelers Inc.                                             1,950          105,788
Value Line, Inc.                                             200            7,575
WFS Financial Inc.                                           440            9,185
Washington Federal, Inc.                                     900           21,656
Westcorp Inc.                                                315            7,481
White River Corp.*                                           200           12,000
                                                                        ---------
                                                                        1,197,958
                                                                        ---------
MOTOR VEHICLE--0.9%
A.O. Smith Corp. Class B                                     400           10,500
Arctic Cat Inc.                                              400            3,775
Arvin Industries, Inc.                                       700           16,013
Borg Warner Automotive Inc.                                  600           23,025
Breed Technologies Inc.                                      700           16,100
Chrysler Corp.                                             3,000          100,875
Cummins Engine Inc.                                          100            4,163
Dana Corp.                                                   400           11,850
Detroit Diesel Corp.*                                        600           11,100
Eaton Corp.                                                  300           17,925
Echlin Inc.                                                  200            6,525
Federal Mogul Corp.                                          800           17,900
Fleetwood Enterprises, Inc.                                  100            3,375
Ford Motor Co.                                             4,900          153,125
General Motors Corp.                                       3,200          172,400

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Gentex Corp.                                                 700         $ 16,450
Genuine Parts Co.                                            400           17,500
Hays Wheels International Inc.*                               50            1,675
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      138            5,555
Mascotech Inc.                                             1,000           15,750
Modine Manufacturing Co.                                     600           15,000
Navistar International Corp.*                              4,300           39,775
PACCAR Inc.                                                  100            5,575
Standard Products Co.                                        200            4,850
Superior Industries International, Inc.                      400            9,750
TRW Inc.                                                     300           27,150
Titan Wheel International Inc.                               300            3,825
                                                                          -------
                                                                          731,506
                                                                          -------
NON-FERROUS--0.4%
A.M. Castle & Co.                                            250            4,625
Alcan Aluminum Ltd.                                          900           29,588
Aluminum Company of America                                1,100           64,488
Asarco Inc.                                                  100            2,625
Brush Wellman Inc.                                           200            3,775
Coeur d'Alene Mines Corp.                                    500            7,313
Commercial Metals Co.                                        200            6,200
Cyprus Amax Minerals Co.                                     400            9,050
Echo Bay Mines Ltd                                           300            2,344
Engelhard Corp.                                              400            7,300
Freeport-McMoRan Copper & Gold Inc. Class B                  500           15,188
Hecla Mining Co.*                                            600            3,375
Inco Ltd.                                                    500           15,875
Kaiser Aluminum Corp.*                                     1,400           15,575
Minerals Technologies Inc.                                   500           19,625
Mueller Industries Inc.                                      500           20,125
Oregon Metallurgical Corp.                                   300            9,375
Phelps Dodge Corp.                                           300           18,863
RMI Titanium Co.*                                            400            9,650
Reliance Steel & Aluminum Co.                                200            7,325
Reynolds Metals Co.                                          200           11,250
Stillwater Mining Co.*                                       500            8,438
Wolverine Tube Inc.*                                         200            7,975
                                                                          -------
                                                                          299,947
                                                                          -------
OIL-DOMESTIC--0.5%
Amerada Hess Corp.                                           300           16,613
Ashland Inc.                                                 200            8,500
Atlantic Richfield Co.                                       800          106,000
Cross Timbers Oil Co.                                        200            4,725
Diamond Shamrock Inc.                                        700           20,563

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
KCS Energy, Inc.                                             300        $  12,938
Kerr-McGee Corp.                                             200           12,550
Oryx Energy Co.*                                             200            3,850
Pennzoil Co.                                                 100            5,100
Phillips Petroleum Co.                                     1,000           41,000
Pogo Producing Co.                                           700           31,063
Quaker State Corp.                                           400            6,700
Santa Fe Energy Resources, Inc.*                             200            2,850
Smith International Inc.*                                    800           30,400
Snyder Oil Corp.                                             400            6,100
Sun Inc.                                                     200            4,475
Tesoro Petroleum Corp.*                                      500            7,375
Total Petroleum (North America) Ltd.                         800            7,700
TransTexas Gas Corp.*                                      1,400           19,250
USX Corp. (Marathon Group) (New)                           1,100           24,063
Unocal Corp.                                               1,000           36,625
                                                                        ---------
                                                                          408,440
                                                                        ---------
OIL-INTERNATIONAL--1.9%
Amoco Corp.                                                2,400          181,800
Chevron Corp.                                              2,800          184,100
Exxon Corp.                                                5,700          505,163
Mobil Corp.                                                1,600          186,800
Royal Dutch Petroleum Co.                                  2,100          347,288
Texaco, Inc.                                               1,500          152,438
Western Atlas, Inc.*                                         200           13,875
                                                                        ---------
                                                                        1,571,464
                                                                        ---------
PAPER--0.6%
Alco Standard Corp.                                          500           23,188
Boise Cascade Corp.                                          100            3,100
Buckeye Cellulose Corp.*                                     500           13,063
Caraustar Industries Inc.                                    600           17,438
Champion International Corp.                                 300           13,050
Chesapeake Corp.                                             600           16,950
Georgia Pacific Corp.                                        500           37,500
International Paper Co.                                    1,300           55,575
James River Corp.                                            200            6,300
Kimberly Clark Corp.                                       1,590          148,268
Longview Fibre Co.                                         1,000           17,375
Louisiana Pacific Corp.                                      300            6,263
Mead Corp.                                                   200           11,350
Mosinee Paper Corp.                                          200            5,675
P.H. Glatfelter Co.                                          600           11,400
Potlatch Corp.                                               100            4,275
Rock Tennessee Co. Class A                                   440            8,030
Shorewood Packaging Corp.*                                   200            3,800

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Temple-Inland Inc.                                           200         $ 10,250
Union Camp Corp.                                             200            9,750
Wausau Paper Mills Co.                                       875           16,734
Westvaco Corp.                                               400           11,400
Weyerhaeuser Co.                                             600           27,525
Willamette Industries, Inc.                                  200           13,450
                                                                          -------
                                                                          491,709
                                                                          -------
PRODUCER GOODS-MANUFACTURING--2.6%
Albany International Corp. Class A (New)                     700           15,750
Allied Signal Inc.                                         1,600          104,800
American Financial Enterprises Inc.                          200            5,200
Applied Power Inc. Class A                                   200            7,200
AptarGroup, Inc.                                             300            9,675
Avery Dennison Corp.                                         200           13,175
BT Office Products International Inc.*                       600            4,950
BW/IP Holding, Inc. Class A                                  300            4,050
Baldor Electric Co.                                          400            8,050
Barnes Group Inc.                                            400           22,500
Bearings Inc. (New)                                          150            3,900
Blyth Industries Inc.                                        400           15,550
Boise Cascade Office Products Corp.                        1,400           26,600
Briggs & Stratton Corp.                                      100            4,000
Case Corp.                                                   300           13,950
Caterpillar Inc.                                             900           61,763
Cincinnati Milacron Inc.                                     100            1,913
Clarcor Inc.                                                 200            4,350
Collins & Aikman Corp.*                                    1,400            8,400
Commercial Intertech Corp.                                   200            2,225
Cooper Industries Inc.                                       400           16,100
Credence Systems Corp.                                       300            4,106
Cuno Inc.*                                                   200            3,175
Deere & Co.                                                1,000           41,750
Donaldson Inc.                                               400           11,700
Dover Corp.                                                  400           20,550
Duriron Inc.                                                 600           16,125
Emerson Electric Co.                                       1,300          115,700
FMC Corp. (New)*                                             100            7,363
Fedders USA Inc.                                             800            4,700
Figgie International Holdings Inc. Class A*                  400            4,250
Fisher Scientific International, Inc.                        500           22,438
Foster Wheeler Corp.                                         100            4,100
General Binding Corp.                                        200            4,950
General Electric Co.                                       6,900          667,575
Giddings & Lewis Inc.                                        800            9,300
Goulds Pumps Inc.                                            300            6,919
Graco Inc.                                                   300            6,863

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Greenfield Industries Inc.                                   500          $13,063
Harnischfeger Industries Corp.                               100            4,000
Helix Technology Corp.                                       100            2,669
Herman Miller, Inc.                                          400           17,350
Hexcel Corp. (New)*                                          700           12,775
Hughes Supply Inc.                                           200            7,600
IDEX Corp.                                                   600           22,575
ITT Industries Inc.                                          400            9,300
Illinois Tool Works Inc.                                     600           42,150
Ingersoll Rand Co.                                           400           16,650
Insilco Corp.*                                               100            3,950
Ionics Inc.*                                                 500           23,000
Johnson Controls, Inc.                                       200           14,600
Juno Lighting Inc.                                           200            3,113
Kaydon Corp.                                                 500           20,375
Kennametal Inc.                                              400           13,600
Keystone International Inc.                                  800           14,400
Lawson Products, Inc.                                        200            4,300
Lincoln Electric Co.                                         100            2,813
Lincoln Electric Co. Class A (Non Voting)                    400           11,150
Lydall Inc.                                                  200            4,425
Manitowoc Inc.                                               300           10,050
Measurex Corp.                                               200            5,150
Millipore Corp.                                              100            3,500
Myers Industry Inc.                                          200            3,100
NN Ball & Roller, Inc.                                       300            4,050
Nu-Kote Holding Inc. Class A                                 300            2,869
Pall Corp.                                                   300            7,688
Parker Hannifin Corp.                                        200            7,575
Precision Castparts Corp.                                    600           28,050
Quanex Corp.                                                 200            5,700
Raychem Corp.                                                200           15,625
Roper Industries                                             500           21,281
SPS Technologies, Inc.*                                      100            6,000
SPX Corp.                                                    300            8,513
Standex International Corp.                                  200            6,150
Stewart & Stevenson Services, Inc.                           500           10,594
TRINOVA Corp.                                              1,600           52,600
Teleflex Inc.                                                600           28,875
Tencor Instruments                                           400            7,600
Tenneco, Inc.                                                800           39,600
Texas Industries Inc.                                        200           11,350
Thermo Ecotek Corp.                                          450            6,806
Timken Co.                                                   100            4,463
TriMas Corp.                                                 700           16,100
Tyco Labs Inc.                                               600           29,775

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
U.S. Filter Corp. (New)                                      900        $  31,050
UNR Industries, Inc.                                         700            4,681
Valhi, Inc. (New)                                          1,600            9,400
Valmont Industries, Inc.                                     200            6,850
Visx Inc. (Delaware)*                                        300            7,500
W.H. Brady Co. Class A                                       500           11,688
W.W. Grainger, Inc.                                          200           14,825
WMS Industries Inc.*                                         300            7,350
Watts Industries Inc. Class A                                700           14,613
Westinghouse Electric Corp.                                1,500           25,688
Westpoint Stevens Inc. Class A                               700           18,638
Wyman Gordon Co.*                                            700           15,313
X-Rite, Inc.                                                 300            5,569
Zero Corp.                                                   200            3,675
                                                                        ---------
                                                                        2,089,427
                                                                        ---------
RAILROAD--0.4%
Burlington Northern Santa Fe                                 700           57,663
CSX Corp.                                                    800           34,500
Conrail Inc.                                                 700           66,588
Florida East Coast Industry Inc.                             200           17,475
Norfolk Southern Corp.                                       900           80,213
Overseas Shipholding Group                                   800           13,600
Union Pacific Corp.                                          900           50,513
Westinghouse Air Brake Co. (New)                             800            8,700
                                                                        ---------
                                                                          329,252
                                                                        ---------
REAL PROPERTY--0.2%
Avatar Holdings, Inc.*                                       100            3,050
Castle & Cooke, Inc.*                                        400            6,150
Catellus Development Corp.*                                1,500           14,813
Doubletree Corp.*                                            600           24,375
Forest City Enterprises, Inc. Class A                        100            4,950
HFS, Inc.                                                    500           36,625
Insignia Financial Group Class A (New)                       800           17,300
Lennar Corp.                                                 800           17,800
Price Enterprises Inc.                                       300            5,025
                                                                        ---------
                                                                          130,088
                                                                        ---------
RETAIL--1.9%
Albertson's, Inc.                                            700           24,063
American Stores Co. (New)                                    600           24,825
AnnTaylor Stores Corp.*                                      300            5,438
Arbor Drugs, Inc.                                            600           13,650
Authentic Fitness Corp.                                      300            3,338
Burlington Coat Factory Warehouse*                           500            6,125
CDW Computer Centers Inc.                                    300           18,825

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
CUC International Inc.                                     1,433         $ 35,096
Carson Pirie Scott & Co.*                                    200            4,975
Casey's General Stores Inc.                                  400            7,175
Cato Corp. (New)                                             300            1,444
Charming Shoppes Inc.                                      1,500            6,891
Circuit City Stores Inc.                                     400           13,100
Claire's Stores Inc.                                       1,125           19,125
CompUSA Inc.                                                 800           37,000
Dayton Hudson Corp.                                          900           31,163
Dillard Department Stores Inc. Class A                       400           12,700
Dollar Tree Stores Inc.                                      750           28,500
Duty Free International Inc.                                 600            9,600
Eagle Hardware & Garden, Inc.*                               500           14,219
Federated Department Stores Inc.*                            500           16,500
Fingerhut Companies, Inc.                                    600            8,925
Footstar Inc.*                                               115            2,530
Fred Meyer Inc.*                                             400           14,050
Fruit of the Loom Inc. Class A*                              200            7,275
Gap Inc.                                                   1,200           34,800
Giant Food Inc. Class A                                      300           10,125
Great Atlantic & Pacific Tea Co., Inc.                       100            3,000
Gymboree Corp.*                                              600           18,825
Harcourt General Inc.                                        200            9,950
Hollywood Entertainment Corp.                                500           10,344
Home Depot Inc.                                            2,000          109,500
J.C. Penney Inc.                                           1,000           52,500
Just for Feet Inc.                                           750           19,547
K Mart Corp.                                               1,800           17,550
Kroger Co.*                                                  500           22,313
Lands' End, Inc.*                                            700           15,050
Limited Inc.                                                 744           13,671
Longs Drug Stores Corp.                                      600           26,925
Lowes Cos Inc.                                               700           28,263
MacFrugals Bargains-Close-Outs, Inc.*                        300            7,313
May Department Stores Co.                                  1,100           52,113
Melville Corp.                                               400           14,900
Mercantile Stores Co., Inc.                                  100            4,963
Michaels Stores Inc.*                                        300            3,000
Nordstrom Inc.                                               400           14,425
Payless Shoesource Inc.*                                     144            4,878
Pep Boys--Manny, Moe & Jack                                  200            7,000
Petco Animal Supplies Inc.                                   300            7,013
Pier 1 Imports Inc.                                          900           12,600
Price Costco Inc.*                                           700           13,869
Proffitt's, Inc.*                                            700           28,175
Quality Food Centers, Inc.                                   200            7,350

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Regis Corp.                                                  300        $   7,275
Rite Aid Corp.                                               200            6,800
Ross Stores Inc.                                             600           24,863
Ruddick Corp.                                                600            7,800
Sears Roebuck & Co.                                        1,700           82,238
Service Merchandise Co. Inc.*                              1,300            7,638
Shopko Stores Inc.                                           400            6,450
Smart & Final Inc.                                           300            7,050
Smith's Food & Drug Centers, Inc. Class B                    597           15,597
Sotheby's Holdings, Inc. Class A                             800           13,600
Stanhome Inc.                                                300            7,950
Stein Mart Inc.*                                             400            7,150
TJX Companies, Inc.                                          200            8,000
Tandy Corp.                                                  300           11,288
Toys "R" Us, Inc.*                                         1,000           33,875
Unifirst Corp.                                               500           10,063
United Stationers Inc.                                       200            4,425
Urban Outfitters Inc.                                        400            6,200
Value City Department Stores Inc.*                           600            7,650
Vitalink Pharmacy Services, Inc.*                            200            4,600
Waban Inc.*                                                  700           18,288
Wal-Mart Stores, Inc.                                      9,600          255,600
Walgreen Co.                                                 700           26,425
Wet Seal Inc.*                                               300            9,394
Whole Foods Market, Inc.*                                    300            7,706
Winn Dixie Stores Inc.                                       600           20,025
Woolworth Corp.*                                             200            4,200
Zale Corp. (New)*                                            500            9,688
                                                                        ---------
                                                                        1,568,332
                                                                        ---------
STEEL--0.1%
Allegheny Teldyne Inc.                                       385            8,229
Armco Inc.*                                                1,700            6,375
Bethlehem Steel Corp.*                                       300            2,438
Birmingham Steel Corp.                                       400            6,400
Carpenter Technology Corp.                                   500           16,313
Chaparral Steel Co.                                          600            7,950
Cleveland Cliffs Inc.                                        200            8,200
Inland Steel Industries, Inc.                                100            1,613
Intermet Corp.                                               300            3,506
J & L Specialty Steel Inc.                                   800            9,400
Lukens Inc.                                                  200            2,750
National Steel Corp. Class B*                                600            5,175
Nucor Corp.                                                  300           14,213
Oregon Steel Mills Inc.                                      200            3,175
Rouge Steel Co. Class A                                      200            4,075

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
USX Corp. (U.S. Steel Group)                                 200         $  5,450
Worthington Industries Inc.                                  200            4,138
                                                                          -------
                                                                          109,400
                                                                          -------
TELEPHONE--2.1%
ACC Corp.                                                    300           12,600
AT&T Corp.                                                 7,300          254,588
Airtouch Communications Inc.*                              1,900           49,638
Aliant Communications Inc.                                   800           12,800
Alltel Corp.                                                 700           21,350
American Mobile Satellite Corp.*                             600            6,300
Ameritech Corp. (New)                                      2,300          125,925
Andrew Corp.                                                 150            7,313
Antec Corp.*                                                 400            4,275
Arch Communications Group, Inc.*                             500            5,781
Aspect Telecommunications Corp.                              300           17,775
Associated Group Inc. Class A*                               200            5,750
Bell Atlantic Corp.                                        1,800          108,450
BellSouth Corp.                                            3,700          150,775
Boston Technology Inc. (New)*                                300            4,969
C-TEC Corp.*                                                 400            9,675
CFW Communications Co.                                       300            6,600
Cellular Communications International*                       200            6,300
Centennial Cellular Corp. Class A*                           400            5,150
Cidco Inc.*                                                  200            3,825
Coherent Communications Systems Corp.                        600           11,738
Coherent Inc.*                                               200            7,825
Comnet Cellular Inc.*                                        200            5,550
DSC Communications Corp.*                                    100            1,394
Emmis Broadcasting Corp. Class A*                            200            7,213
GTE Corp.                                                  3,700          155,863
General Datacom Industries Inc.*                             300            2,888
Geotek Communications Inc.*                                1,100            8,113
InterVoice, Inc.*                                            200            2,588
Interdigital Commerce Corp.*                                 500            3,219
Intermedia Communications Inc.*                              300            9,525
Intermediate Telephone Inc.*                                 300            4,575
International Cabletel Inc.                                  700           16,538
Jacor Communications Inc.*                                   700           19,381
MCI Communications Corp.                                   2,700           67,669
Mobile Telecommunications Technologies
  Corp.*                                                   1,100           14,506
Mobilemedia Corp. Class A*                                   900            1,786
Northern Telecom Ltd                                       1,100           71,638
Nynex Corp.                                                1,400           62,300
P-Com Inc.                                                   300            6,600
Pacific Telesis Group                                      1,800           61,200
Pairgain Technologies Inc.                                 1,000           68,750

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Plantronics, Inc. (New)*                                     200        $   7,525
Renaissance Communications Corp.                             700           24,763
Roseville Communications Co.                                 300            7,013
Sprint Corp.                                               1,500           58,875
Tellabs Inc.                                                 300           25,538
U S Long Distance Corp.                                      300            2,531
U S WEST, Inc. (Communications Group)                      2,000           60,750
U S WEST, Inc. (Media Group)*                              1,600           25,000
Vanguard Cellular Systems, Inc. Class A*                     800           13,250
Winstar Communications Inc.*                                 500           10,469
Worldcom, Inc.                                             1,300           31,769
                                                                        ---------
                                                                        1,698,181
                                                                        ---------
TOBACCO--0.6%
American Brands, Inc.                                        400           19,100
Loew's Corp.                                                 600           49,575
Philip Morris Companies, Inc.                              3,800          351,975
Schweitzer Mauduit International Inc.                        450           13,838
UST Inc.                                                     700           20,213
                                                                        ---------
                                                                          454,701
                                                                        ---------
TRANSPORTATION-MISCELLANEOUS--0.3%
APL Ltd.                                                     400            8,800
Air Express International Corp.                              300            9,038
Airbourne Freight Corp.                                      300            5,963
Amerco Inc.*                                                 800           28,300
American Freightways Corp.*                                  400            3,875
Arnold Industries Inc.                                       600            9,450
Caliber Systems Inc.                                         100            1,688
Consolidated Freightways Inc.                                100            2,400
Expeditores International of Washington Inc.                 200            8,400
Federal Express Corp.                                        600           48,300
Harper Group, Inc.                                           200            4,775
Heartland Express, Inc.                                      460           10,063
J.B. Hunt Transport Services Inc.                            800           11,850
Landstar Systems, Inc.*                                      200            4,750
M.S. Carriers, Inc.*                                         200            3,800
NACCO Industries, Inc. Class A                               300           13,875
Pittston Brinks Group                                        100            2,850
Pittston Co. (Burlington Group)                              450            8,381
Roadway Express Inc.                                         450            7,200
Rollins Truck Leasing Corp.                                  600            6,825
Ryder System, Inc.                                           200            5,950
Swift Transportation Inc.*                                   300            6,788
U.S. Freightways Corp.                                       300            6,581
Wabash National Corp.                                        300            4,838
Werner Enterprises Inc.                                      900           15,638

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
XTRA Corp.                                                   600         $ 24,900
Yellow Corp.                                                 400            5,225
                                                                          -------
                                                                          270,503
                                                                          -------
TRAVEL & RECREATION--0.6%
Acxiom Corp.                                                 600           23,475
Anchor Gaming*                                               300           14,925
Aztar Corp.*                                                 500            4,063
Bally Entertainment Corp.                                  1,200           36,150
Boyd Gaming Corp.*                                         1,000            7,375
Brunswick Corp.                                              200            4,700
Casino America Inc.                                           25              119
Central Parking Corp.                                        400           13,850
Harrahs Entertainment Inc.*                                  400            6,700
Hilton Hotels Corp.                                          800           24,300
ITT Corp. (New)*                                             200            8,400
K2 Inc.                                                      200            4,600
Marcus Corp.                                                 300            6,675
Marriott International Inc.                                  600           34,125
National Auto Credit Inc.                                    330            3,548
Players International Inc.                                   400            2,738
Polaris Industries Inc.                                      700           13,738
Primadonna Resorts Inc.*                                     400            6,425
Prime Hospitality Corp.*                                     900           13,725
Rio Hotel & Casino Inc.*                                     200            2,900
Showboat, Inc.                                               200            3,800
Sodak Gaming, Inc.                                           600           10,800
Sports Authority Inc.                                        450           10,913
Station Casinos Inc.*                                        700            7,788
Stratosphere Corp.*                                        1,100            1,564
Walt Disney Co.                                            3,239          213,369
                                                                          -------
                                                                          480,765
                                                                          -------
UTILITIES--1.6%
American Electric Power Co., Inc.                            700           29,050
Aquila Gas Pipeline Corp.                                    400            5,800
Atmos Energy Corp.                                           200            4,750
Baltimore Gas & Electric Co.                                 300            8,175
Bay Saint Gas Co. (Rights Callable
  Through 11/30/99)                                          200            5,650
Black Hills Corp.                                            200            5,100
Carolina Power & Light Co.                                   300           10,838
Central & South West Corp.                                   800           21,200
Central Hudson Gas & Electric Corp.                          500           15,000
Central Louisiana Electric Co. (New)                         600           16,275
Central Maine Power Co.                                      700            8,225
Cilcorp Inc.                                                 500           18,250

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cinergy Corp.                                                600          $19,875
Coastal Corp.                                                100            4,300
Columbia Gas System, Inc.                                    300           18,225
Commonwealth Energy System
  (Shares of Beneficial Interest)                            400            9,600
Consolidated Edison Co.                                      600           17,550
Consolidated Natural Gas Co.                                 300           15,938
DTE Energy Co.                                               600           18,075
Destec Energy, Inc.*                                       1,100           16,500
Dominion Resources Inc.                                      700           26,425
Duke Power Co.                                               900           43,988
ENSERCH Corp.                                                100            2,150
Eastern Enterprises                                          400           15,400
Eastern Utilities Association                                300            4,838
Edison International                                       1,500           29,625
Empire District Electric Co.                                 200            3,750
Enron Corp.                                                  700           32,550
Entergy Corp.                                                900           25,200
FPL Group, Inc.                                              700           32,200
GPU Inc.                                                     500           16,438
Global Industrial Technologies Inc.*                         300            5,588
Houston Industries Inc.                                    1,000           22,875
IES Industries Inc.                                          700           21,525
Indiana Energy Inc.                                          600           14,700
Interstate Power Co.                                         100            3,038
K N Energy Inc.                                              700           26,163
Laclede Gas Co.                                              200            4,675
MDU Resources Group, Inc.                                    400            8,950
Madison Gas & Electric Co.                                   300            6,188
Minnesota Power & Light Co.                                  600           16,950
NICOR Inc.                                                   100            3,488
New Jersey Resources Corp.                                   500           13,813
Niagara Mohawk Power Corp.                                   400            3,400
NorAm Energy Co.                                             300            4,613
Northern States Power Co.                                    200            9,400
Northwest Natural Gas Co.                                    300            7,556
Ohio Edison Co.                                              300            6,263
Oneok Inc.                                                   500           13,438
Orange & Rockland Utilities, Inc.                            200            7,025
Otter Tail Power Co.                                         200            6,475
P P & L Resources Inc.                                       500           11,688
Pacific Enterprises                                          200            6,150
Pacific Gas & Electric Co.                                 1,700           39,950
Pacificorp                                                 1,100           23,238
Panhandle Eastern Corp.                                      600           23,100
Peco Energy Co.                                              900           22,725

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Peoples Energy Corp.                                         100       $    3,525
Philadelphia Suburban Corp.                                  300            5,100
Piedmont Natural Gas Inc.                                    700           17,150
Primark Corp.*                                               600           14,925
Public Service Co. of New Mexico                             900           16,875
Public Service Co. of North Carolina Inc.                    200            3,600
Public Service Enterprise Group                              900           24,188
Rochester Gas & Electric Corp.                               800           14,900
Seagull Energy Corp.*                                      1,328           28,718
Sierra Pacific Resources                                     700           19,513
SIGCORP, Inc.                                                500           17,000
Sonat Inc.                                                   300           14,775
South Jersey Industries Inc.                                 100            2,350
Southern Co.                                               2,800           61,950
Southern Union Co. (New)                                     300            7,463
Southwest Gas Corp.                                          300            5,738
Southwestern Energy Co.                                      300            4,463
Tejas Gas Corp.                                              300           12,188
Texas Utilities Co.                                          600           24,300
TNP Enterprises Inc.                                         300            7,763
Triarc Cos., Inc. Class A*                                   400            4,700
Tucson Electric Power Co.*                                   400            7,900
UGI Corp. (New)                                              700           16,538
Unicom Corp.                                                 800           20,800
Union Electric Co.                                           100            3,863
United Illuminating Co.                                      200            6,650
United Water Resources Inc.                                  400            6,250
WPS Resources Corp.                                          600           17,850
Washington Energy Co.                                        300            5,775
Western Gas Resources Inc.                                   300            4,763
Wicor Inc.                                                   500           17,813
Williams Cos. Inc.                                           400           20,900
                                                                       ----------
                                                                        1,274,200
                                                                       ----------
                                                                       34,363,616
                                                                       ----------
INTERNATIONAL -- 14.7%
AUSTRALIA -- 0.3%
Australia & New Zealand Banking Group                      3,979           23,244
Broken Hill Proprietary Co., Ltd.                          5,127           68,070
Coca Cola Amatil                                           1,466           20,161
Commonwealth Bank Group                                    2,675           25,126
National Australia Bank                                    3,902           42,837
News Corp., Ltd.                                           5,204           29,617
Western Mining Corp.                                       2,887           18,147
Westpac Banking Corp.                                      4,930           28,136
                                                                       ----------
                                                                          255,338
                                                                       ----------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
BELGIUM--0.2%
Electrabel                                                   186         $ 43,175
Electrabel, VVPR Strip                                        25               26
Fortis AG                                                    104           14,605
Generale de Banque                                            68           23,764
Petrofina SA                                                  57           17,526
Societe Generale de Belgique                                 173           12,924
Tractebel                                                     15                7
Tractebel Investor International                              33           15,712
                                                                          -------
                                                                          127,739
                                                                          -------
CANADA--0.5%
Alcan Aluminum Ltd.                                          551           18,090
BCE Inc.                                                     816           37,476
Bank of Montreal                                             651           19,697
Bank of Nova Scotia, Halifax                                 565           17,812
Barrick Gold Corp.                                         1,453           38,054
Canadian Imperial Bank of Commerce                           643           26,724
Canadian Pacific Ltd                                         866           21,905
Imperial Oil Ltd. (New)                                      472           20,797
Inco Ltd                                                     450           14,220
Noranda Inc.                                                 686           15,126
Northern Telecom Ltd.                                        660           42,992
Placer Dome Inc.                                             585           14,034
Royal Bank of Canada, Montreal Quebec                        769           25,419
Seagram Co. Ltd.                                             972           36,626
Thomson Corp.                                              1,539           30,948
                                                                          -------
                                                                          379,920
                                                                          -------
DENMARK--0.1%
D/S 1912 Class B                                               1           25,119
Novo Nordisk A/S Series B                                     97           16,155
Tele Danmark A/S Series B                                    340           17,140
                                                                          -------
                                                                           58,414
                                                                          -------
FRANCE--0.9%
AXA Groupe SA                                                500           31,061
Alcatel Alsthom CGE SA                                       397           33,857
Banque Nationale de Paris                                    508           19,008
Canal Plus                                                    67           16,578
Carrefour                                                     99           54,937
Compagnie Financiere de Paribas (Bearer)                     312           20,078
Compagnie Generale de Eaux                                   313           37,407
Compagnie de Saint-Gobain SA                                 221           29,827
Danone Groupe                                                188           25,741
Elf Aquitaine                                                705           56,372
L'Air Liquide                                                189           29,168

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
L'Oreal SA                                                   174         $ 58,913
LVMH Moet Hennessy Louis Vuitton                             226           51,809
Lafarge Coppee SA                                            245           14,702
Lyonnaise des Eaux-Dumez                                     154           13,615
Michelin (CGDE) Class B (Reg.)                               302           14,561
PSA Peugeot Citroen                                          130           13,553
Pinault Printemps Redoute SA                                  58           21,873
Renault (Reg.)                                               633           13,496
Rhone-Poulenc SA A Shares                                    850           25,188
Roussel Uclaf                                                 71           18,790
Sanofi                                                       270           24,457
Schneider SA                                                 350           17,115
Societe Generale                                             232           25,004
Suez Group                                                   429           18,469
TOTAL Class B                                                622           48,653
Union des Assurances de Paris                                821           17,054
                                                                          -------
                                                                          751,286
                                                                          -------
GERMANY--1.1%
BASF AG                                                    1,490           47,620
Bayer AG                                                   1,964           74,208
Bayerische Hypotheken & Wechsel Bank AG                      629           18,421
Bayerische Motoren Werk AG                                    61           35,688
Bayerische Vereinsbank AG                                    572           21,510
Commerzbank AG                                             1,000           22,405
Daimler Benz AG                                            1,442           84,650
Deutsche Bank AG                                           1,293           59,886
Dresdner Bank AG                                           1,151           30,782
Hoechst AG                                                 1,600           60,169
Linde AG                                                      22           13,619
Lufthansa AG                                               1,360           17,781
Mannesmann AG                                                 92           35,721
Metro AG                                                     245           20,093
Muenchener Rueckversicherung                                  10           19,480
Muenchener Rueckversicherung (Reg.)                           23           54,979
RWE AG                                                       846           34,825
RWE AG (Non Voting)                                          500           16,970
Sap AG                                                       132           17,868
Siemens AG                                                 1,560           80,606
Thyssen AG                                                    77           13,779
Veba AG                                                    1,378           73,495
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                    43           14,311
Viag AG                                                       71           26,255
Viag AG*                                                      12            4,366
Volkswagen AG                                                 86           33,860
                                                                          -------
                                                                          933,347
                                                                          -------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
HONG KONG--0.7%
CITIC Pacific                                              9,000         $ 43,765
Cathay Pacific Airways                                     7,000           10,954
Cheung Kong Holdings                                       5,000           40,092
China Light & Power                                        9,000           41,786
Hang Seng Bank Ltd.                                        3,400           40,344
Henderson China                                               12               27
Henderson Land Development Co.                             5,000           44,457
Hong Kong Electric Holdings Ltd.                          12,500           40,011
Hong Kong Telecommunications Ltd.                         23,010           40,621
Hutchison Whampoa Ltd.                                     8,000           55,870
New World Development Co.                                  7,158           41,658
Sun Hung Kai Properties                                    5,000           56,905
Swire Pacific Ltd. Class A                                 6,000           52,960
Wharf Holdings                                             9,000           37,130
                                                                          -------
                                                                          546,580
                                                                          -------
ITALY--0.3%
Assicurazioni Generali                                     2,159           41,700
Fiat SpA                                                   8,042           21,497
Fiat SpA, di Risp (Non-Convertible)                        5,394            7,823
INA                                                       10,028           13,849
Istituto Bancario San Paolo di Torino                      2,207           13,094
STET                                                       9,950           34,369
STET di Risp (Non-Convertible)                             2,791            7,433
Telecom Italia                                            16,255           36,217
Telecom Italia di Risp (Non-Convertible)                   5,096            9,708
Telecom Italia Mob                                        17,228           35,603
Telecom Italia Mob di Risp                                16,046           18,299
                                                                          -------
                                                                          239,592
                                                                          -------
JAPAN--4.8%
Ajinomoto Co., Inc.                                        1,000           10,628
All Nippon Airways Co., Ltd.                               2,000           16,670
Asahi Bank                                                 5,000           51,381
Asahi Chemical Industry Co.                                2,000           12,472
Asahi Glass Co., Ltd.                                      2,000           21,079
Bank of Tokyo-Mitsubishi, Ltd.                             8,800          179,316
Bank of Yokohama                                           2,000           14,826
Bridgestone Corp.                                          2,000           33,727
Canon Inc.                                                 2,000           38,294
Chiba Bank                                                 1,000            7,518
Chubu Electric Power Co.                                   1,000           20,640
Chugoku Electric Power Co., Inc.                           1,000           20,113
DDI Corp.                                                      2           15,019
Dai Nippon Printing Co.                                    1,000           16,864
Dai-Ichi Kangyo Bank, Ltd.                                 6,000           97,492

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Daiei Inc.                                                 1,000         $  8,871
Daiwa Bank                                                 4,000           22,660
Daiwa House Industries Co.                                 1,000           13,877
Daiwa Securities Co.                                       3,000           32,410
Denso Corp.                                                2,000           41,456
East Japan Railway Co.                                         4           18,374
Fuji Bank, Ltd.                                            6,000          108,032
Fuji Photo Film Co.                                        1,000           28,721
Fujitsu Ltd.                                               3,000           26,349
Gunma Bank                                                 1,000            8,871
Hachijuni Bank                                             1,000           10,013
Hitachi Ltd.                                               7,000           62,097
Honda Motor Co., Ltd.                                      2,000           47,780
Industrial Bank of Japan, Ltd.                             5,320          106,068
Ishikawajima-Harima Heavy Industries                       3,000           13,833
Isuzu Motors Ltd.                                          2,000            9,890
Ito-Yokado Co., Ltd.                                       1,000           49,888
Itochu Corp.                                               2,000           12,068
Japan Air Lines Co., Ltd.                                  3,000           17,127
Japan Tobacco Inc.                                             2           14,123
Joyo Bank                                                  1,000            6,605
Joyo Bank (Rights expire 11/20/96)*                          100              309
Jusco Co.                                                  1,000           29,687
Kajima Corp.                                               2,000           17,197
Kansai Electric Power Co.                                  2,000           41,983
Kao Corp.                                                  1,000           11,769
Kawasaki Heavy Industries                                  2,000            9,152
Kawasaki Steel Co.                                         5,000           15,414
Kinki Nippon Railway Co.                                   4,060           26,923
Kirin Brewery Co., Ltd.                                    2,000           20,552
Kobe Steel                                                 7,000           16,600
Kokusai Denki                                              1,000           86,514
Komatsu Ltd.                                               2,000           16,372
Kubota Corp.                                               2,000           11,313
Kyocera Corp.                                              1,000           65,961
Kyushu Electric Power Co.                                  2,000           40,929
Long-Term Credit Bank of Japan                             4,000           26,525
Marubeni Corp.                                             2,000            9,257
Marui Co.                                                  1,000           18,532
Matsushita Electric Industrial Co., Ltd.                   4,000           63,941
Matsushita Electric Works                                  1,000            9,661
Mazda Motor Corp.                                          3,000           13,306
Mitsubishi Chemical Corp.                                  4,000           16,337
Mitsubishi Corp.                                           3,000           33,464
Mitsubishi Electric Corp.                                  5,000           28,940
Mitsubishi Estate Co.                                      3,000           37,416

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mitsubishi Heavy Industries                                7,000         $ 53,796
Mitsubishi Materials Co.                                   4,000           17,777
Mitsubishi Motors                                          1,000            8,274
Mitsubishi Trust & Banking Corp.                           3,000           44,267
Mitsui & Co.                                               4,000           32,322
Mitsui Fudosan Co.                                         2,000           24,768
Mitsui Trust & Banking Co.                                 2,000           19,323
NEC Corp.                                                  3,000           32,673
NKK Corp.                                                  6,000           15,072
Nikko Securities Co.                                       3,000           28,721
Nippon Credit Bank                                         2,000            6,025
Nippon Express Co.                                         2,000           16,249
Nippon Oil Co.                                             2,000           11,418
Nippon Paper Industries Co.                                3,000           16,916
Nippon Steel Corp.                                        15,000           43,740
Nippon Telegraph & Telephone Corp.                            22          153,616
Nippon Yusen Kabushiki Kaisha                              2,000           10,013
Nissan Motor Co., Ltd.                                     4,000           30,249
Nomura Securities Co., Ltd.                                4,000           66,049
Obayashi Corp.                                             1,000            7,712
Odakyu Electric Railway Co.                                   30              185
Oji Paper Co. (New)*                                       1,000            7,308
Osaka Gas Co.                                              4,000           12,367
Ricoh Co., Ltd.                                            1,000            9,925
Rohm Co.                                                   1,000           59,286
Sakura Bank                                                6,000           56,914
Sankyo Co.                                                 1,000           24,768
Sanwa Bank                                                 6,000          102,235
Sanyo Electric Co., Ltd.                                   3,000           14,545
Seibu Railway Co.                                          1,000           47,868
Sekisui Chemical Co.                                       1,000           11,155
Sekisui House                                              1,000           10,540
Seven-Eleven Japan Co.                                     1,100           63,959
Sharp Corp.                                                2,000           30,390
Shikoku Electric Power Co.                                 1,000           20,201
Shimizu Corp.                                              1,000            9,047
Shin-Etsu Chemical Co.                                     1,000           17,127
Shizuoka Bank                                              2,000           22,836
Sony Corp.                                                 1,000           59,989
Sumitomo Bank                                              6,000          105,397
Sumitomo Chemical Co.                                      2,000            8,537
Sumitomo Corp.                                             2,000           16,143
Sumitomo Electric Industries                               1,000           13,175
Sumitomo Marine & Fire Insurance Co.                       1,000            7,167
Sumitomo Metal Industries                                  5,000           13,746
Sumitomo Trust & Banking Co.                               2,000           22,133

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Suzuki Motor Corp.                                         1,000        $  10,188
Taisei Corp.                                               1,000            6,148
Taisho Pharmaceutical Co.                                  1,000           19,850
Takeda Chemical Industries                                 2,000           34,254
Tobu Railway Co.                                           3,000           16,890
Tohoku Electric Power Co.                                  1,000           20,289
Tokai Bank                                                 4,000           46,375
Tokio Marine & Fire Insurance Co.                          3,000           32,937
Tokyo Electric Power Co., Inc.                             3,000           68,772
Tokyo Gas Co.                                              5,000           15,590
Tokyu Corp.                                                2,000           13,438
Tonen Corp.                                                1,000           12,823
Toppan Printing Co.                                        1,000           12,209
Toray Industries Inc.                                      2,000           12,068
Toshiba Corp.                                              7,000           43,775
Toyo Seikan Kaisha                                         1,000           31,619
Toyo Trust & Banking Co.                                   1,000            8,537
Toyoda Automatic Loom                                      1,000           18,532
Toyota Motor Corp.                                         7,000          165,386
Yamaichi Securities Co.                                    2,000           11,137
Yamanouchi Pharmaceutical Co.                              1,000           20,289
Yasuda Fire & Marine Insurance Co.                         1,000            6,350
Yasuda Trust & Banking Co.                                 4,000           19,498
                                                                        ---------
                                                                        3,936,083
                                                                        ---------
NETHERLANDS--0.9%
ABN-Amro Holdings NV                                         846           47,817
Aegon NV                                                     693           35,248
Akzo Nobel NV                                                184           23,186
Dordtsche Petrol                                              92           15,996
Elsevier NV                                                1,717           28,537
Fortis Amev NV, CVA                                          490           14,642
Heineken NV                                                  130           24,556
ING Groep NV                                               1,976           61,608
Koninklijke Ahold NV                                         504           29,408
Koninklijke PTT Nederland                                  1,249           45,199
Philips Electronics NV                                       895           31,544
PolyGram NV                                                  467           21,937
Royal Dutch Petroleum Co. (Bearer)                         1,453          239,954
SGS-Thomson Microelectronics NV*                             374           19,817
Unilever NV, CVA                                             415           63,105
Wolters Kluwer NV, CVA                                       175           22,495
                                                                        ---------
                                                                          725,049
                                                                        ---------
SINGAPORE--0.2%
City Developments                                          2,000           15,761
Hong Kong Land Holdings                                    7,180           16,011

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Jardine Matheson Holdings Ltd.                                35          $   198
Overseas Chinese Bank (alien market)                       2,209           25,250
Singapore Airlines Ltd. (alien market)                     3,000           26,411
Singapore Telecommunications                              40,000           93,149
United Overseas Bank (alien market)                        2,000           19,453
                                                                          -------
                                                                          196,233
                                                                          -------
SPAIN--0.3%
Argentaria Corp.                                             326           12,775
Banco Bilbao-Vizcaya SA (Reg.)                               583           28,329
Banco de Santander SA (Reg.)                                 414           21,252
Empresa Nacional de Electricidad                             675           41,316
Gas Natural SDG SA                                            97           16,968
Iberdrola SA                                               2,409           25,582
Repsol, SA                                                   778           25,396
Telefonica Internacional de Espana, SA                     2,438           48,915
                                                                          -------
                                                                          220,533
                                                                          -------
SWEDEN--0.3%
ABB AB Series A                                              164           18,581
ABB Series B                                                  59            6,577
Astra AB Series A                                          1,228           56,398
Astra AB Series B                                            298           13,596
L.M. Ericsson Telephone Series B                           2,720           73,629
Sandvik AB Series A                                          813           19,164
Sandvik AB Series B                                          338            7,967
Volvo AB Series A                                            858           17,745
Volvo AB Series B                                            787           16,337
                                                                          -------
                                                                          229,994
                                                                          -------
SWITZERLAND--1.0%
ABB AG (Bearer)                                               20           24,715
ABB AG (Reg.)                                                 25            6,092
CS Holding (Reg.)                                            453           45,246
Ciba-Geigy Ltd. (Bearer)                                       7            8,584
Ciba-Geigy Ltd. (Reg.)                                        66           81,299
Cie Financiere Richemont Series A (Bearer)                    15           22,844
Holderbank Financiere Glaris (Bearer)                         17           11,768
Holderbank Financiere Glaris (Regd)                           82           11,466
Nestle Ltd. (Reg.)                                           109          118,400
Roche Group Holding AG                                        20          151,266
Roche Group Holding AG (Bearer)                                4           49,051
Sandoz Ltd. (Bearer)                                           7            8,108
Sandoz Ltd. (Reg.)                                            95          109,806
Schweizerische Bankgesellschaft (Bearer)                      62           59,057
Schweizerische Bankgesellschaft (Reg.)                        34            6,563
Schweizerischer Bankverein (Reg.)                            298           57,407

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Winterthur (Reg.)                                             20         $ 11,915
Zurich Versicherung (Reg.)                                   108           29,563
                                                                          -------
                                                                          813,150
                                                                          -------
UNITED KINGDOM--3.1%
Abbey National                                             4,273           44,371
Allied Domecq PLC                                          2,602           20,074
Asda Group                                                 7,862           14,972
Associated British Foods                                   2,656           18,243
BAA                                                        2,573           20,730
BAT Industries                                             8,009           55,531
BOC Group                                                  1,201           16,635
BTR                                                       10,369           43,457
Barclays                                                   4,223           66,294
Bass                                                       2,160           27,703
Boots Co.                                                  2,323           23,555
British Aerospace                                          1,067           20,267
British Airways                                            2,412           21,710
British Gas                                               11,258           34,998
British Petroleum Co.                                     15,677          168,469
British Sky Broadcast                                      4,306           40,439
British Steel                                              4,942           13,734
British Telecom                                           16,179           99,407
Cable & Wireless                                           5,805           46,107
Cadbury Schweppes                                          2,464           20,533
Commercial Union Assurance Co.                             1,687           17,847
GKN                                                          946           17,784
General Electric Co.                                       7,132           44,111
Glaxo Wellcome                                             9,642          151,441
Granada Group                                              2,300           33,130
Grand Metropolitan, Inc.                                   5,535           41,756
Great University Stores                                    2,463           24,614
Guinness                                                   4,948           35,435
HSBC Holdings                                              2,164           45,471
HSBC Holdings (Hong Kong)                                  4,765           97,642
Hanson Industries                                         23,040           30,187
Imperial Chemical Industries                               1,772           22,756
Imperial Tobacco*                                          1,387            8,127
J. Sainsbury PLC                                           4,531           26,844
Kingfisher                                                 1,668           17,782
Legal & General Group                                      3,077           16,226
Lloyds Abbey Life                                          1,751           17,883
Lloyds TSB Group                                          13,782           87,371
Marks & Spencer PLC                                        7,269           61,048
National Power Development                                 2,904           19,143
National Westminster Bancorp                               4,374           49,941
Pearson, Inc.                                              1,355           16,717

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Powergen                                                   1,831       $   15,199
Prudential Corp.                                           4,770           36,101
RTZ Corp. PLC                                              2,634           42,142
Rank Group                                                 4,283           28,477
Reed International                                         1,374           25,584
Rentokil Group                                             3,980           26,721
Reuters Holdings PLC                                       4,937           61,471
Royal Bank of Scotland                                     2,000           16,374
Safeway PLC                                                2,871           17,033
Scot & Newcastle                                           1,495           15,536
Scottish Power                                             3,124           15,966
Shell Transport & Trading Co.                              9,223          151,165
Siebe                                                      1,085           17,024
SmithKline Beecham PLC (New)                               7,540           93,146
Standard Chartered PLC                                     2,413           26,039
Tesco                                                      5,173           28,037
Thorn EMI                                                  1,070           21,020
Unilever                                                   1,987           41,752
United News & Media PLC                                    1,280           14,042
Vendome Lux Group SA (units)                               1,749           16,511
Vodafone Group                                             7,977           30,836
Whitbread                                                  1,204           14,109
Zeneca Group                                               2,455           66,889
                                                                       ----------
                                                                        2,521,659
                                                                       ----------
                                                                       11,974,540
                                                                       ----------
TOTAL COMMON STOCK
  (Cost $41,293,555)                                                   46,338,156
                                                                       ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. Ltd. (Limited Voting Shares)                    2,555           11,240
                                                                       ----------
GERMANY--0.0%
Metro AG (Non-Voting)*                                       186           11,238
Sap AG (Non-Voting)                                           99           13,323
Volkswagen AG (Non-Voting)                                    24            7,282
                                                                       ----------
                                                                           20,605
                                                                       ----------
ITALY--0.0%
Fiat SpA                                                  11,680           16,554
                                                                       ----------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                             44          $ 3,086
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        400               52
Teledyne, Inc. Series E                                        1               16
                                                                           ------
                                                                            3,154
                                                                           ------
TOTAL PREFERRED STOCK
  (Cost $64,327)                                                           62,791
                                                                           ------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                   20               51
                                                                           ------
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                 300              628
                                                                           ------
TOTAL WARRANTS
  (Cost $6,756)                                                               679
                                                                           ------

------------------------------------------------------------------------------

                                                          Par            Value
                                                       ----------     -----------
U.S. TREASURY OBLIGATIONS--34.1%(a)
U.S. Treasury Bonds
 10.00%, 05/15/10                                       $ 475,000      $  585,072
 10.38%, 11/15/12                                         500,000         648,610
  7.25%, 05/15/16                                       5,000,000       5,296,950
  7.50%, 11/15/16                                         500,000         542,575
  8.13%, 08/15/19                                       3,925,000       4,547,741
  7.25%, 08/15/22                                         750,000         795,413
  7.13%, 02/15/23                                       1,200,000       1,256,364
  6.25%, 08/15/23                                         725,000         681,123
U.S. Treasury Notes
  5.88%, 08/15/98                                       1,775,000       1,779,722
  6.13%, 08/31/98                                       3,200,000       3,222,496
  5.00%, 02/15/99                                         500,000         491,600
  7.00%, 04/15/99                                         600,000         616,098
  7.50%, 10/31/99                                       1,900,000       1,980,351
  5.75%, 10/31/00                                       1,500,000       1,485,780
  6.25%, 04/30/01                                         500,000         503,685
  6.38%, 08/15/02                                         900,000         910,935
  5.88%, 02/15/04                                       1,150,000       1,124,930
  6.50%, 05/15/05                                         400,000         404,416
  6.50%, 08/15/05                                         200,000         202,240
  6.88%, 05/15/06                                         500,000         518,185
                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $27,154,668)                                                         27,594,286
                                                                      -----------
AGENCY OBLIGATIONS-COUPON NOTES--2.2%(a)
Federal National Mortgage Assoc.
  8.50%, 02/01/05                                       1,050,000       1,110,774
  7.25%, 06/01/05                                         650,000         656,032
                                                                      -----------
TOTAL AGENCY OBLIGATIONS--COUPON NOTES
  (Cost $1,757,834)                                                     1,766,806
                                                                      -----------
CASH EQUIVALENTS--10.8%
Federal Home Loan Bank Consolidated
  Discount Notes(b)
  5.30%, 01/30/97                                       3,950,000       3,899,123

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Par            Value
                                                       ----------     -----------
Federal Home Loan Mortgage Corp. Discount
  Notes(b)
  5.30%, 11/01/96                                      $3,240,000     $ 3,240,000

                                                         Shares
                                                       ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                       1,594,120       1,594,120
                                                                       ----------
TOTAL CASH EQUIVALENTS
  (Cost $8,732,671)                                                     8,733,243
                                                                       ----------
TOTAL INVESTMENTS--104.3%
  (Cost $79,009,811)                                                   84,495,961
                                                                       ----------
OTHER ASSETS AND LIABILITIES--(4.3%)
  Other Assets                                                            871,473
  Liabilities                                                          (4,386,970)
                                                                       ----------
                                                                       (3,515,497)
                                                                       ----------
NET ASSETS--100% (Note 7)
Applicable to 7,331,569 outstanding shares,
$0.00001 par value (unlimited shares
authorized)                                                           $80,980,464
                                                                      ===========
NET ASSET VALUE PER SHARE                                                  $11.05
                                                                           ======

See accompanying Notes to Statements of Net Assets.

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
COMMON STOCK--38.1%
DOMESTIC--28.1%
AEROSPACE/DEFENSE--0.5%
Alliant Techsystems Inc.*                                     100        $  4,632
BFGoodrich Co.                                                100           4,238
Boeing Co.                                                    100           9,538
Coltec Industries Inc.*                                       200           3,450
Gencorp Inc.                                                  100           1,650
General Dynamics Corp.                                        100           6,863
Lockheed Martin Corp.                                         200          17,925
McDonnell Douglas Corp.                                       200          10,900
Northrop Grumman Corp.                                        100           8,075
OEA, Inc.                                                     100           3,775
Orbital Sciences Corp. Class A*                               100           2,113
Raytheon Co.                                                  200           9,850
Rockwell International Corp.                                  200          11,000
Rohr Industries Inc.*                                         100           1,850
Textron Inc.                                                  100           8,875
Thiokol Corp.                                                 100           4,188
Trimble Navigation Ltd.*                                      100           1,419
United Technologies Corp.                                     100          12,875
                                                                          -------
                                                                          123,216
                                                                          -------
AIR TRANSPORTATION--0.2%
AMR Corp.*                                                    100           8,400
America West Airlines, Inc. Class B*                          100           1,150
Atlantic Southeast Airlines Inc.                              100           2,100
Atlas Air Inc.*                                               100           3,688
Comair Holdings Inc.                                          150           3,000
Delta Airlines Inc.                                           100           7,088
Mesa Air Group Inc.*                                          100             938
Offshore Logistics, Inc.*                                     100           1,681
Southwest Airlines Co.                                        100           2,250
Trans World Airlines Inc. (New)*                              200           1,600
USAir Group, Inc.*                                            600          10,425
                                                                          -------
                                                                           42,320
                                                                          -------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                      500           9,719
Anheuser-Busch Companies, Inc.                                200           7,700
Brown Forman Corp. Class B                                    100           4,325
Canandaigua Wine Co., Inc. Class A*                           100           2,288
Seagram Ltd                                                   300          11,363
                                                                          -------
                                                                           35,395
                                                                          -------

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
APPAREL--0.3%
Brown Group Inc.                                              100         $ 2,063
Burlington Industries Inc.*                                   300           3,413
Cone Mills Corp.*                                             100             788
Justin Industries Inc.                                        100           1,025
Kellwood Co.                                                  100           1,800
Liz Claiborne Inc.                                            100           4,225
Men's Wearhouse, Inc.                                         100           2,056
NIKE, Inc. Class B                                            200          11,775
Phillips-Van Heusen Corp.                                     100           1,100
Reebok International Ltd.                                     100           3,575
Springs Industries Inc.                                       200           9,025
St. John's Knits, Inc.                                        200           9,150
Stride Rite Corp.                                             200           1,650
V.F. Corp.                                                    100           6,538
Wolverine World Wide Inc.                                     150           3,713
                                                                           ------
                                                                           61,896
                                                                           ------
AUTOMOTIVE PRODUCTS--0.1%
Armor-All Products Corp.                                      100           1,663
Carlisle Cos. Inc.                                            100           5,688
Cooper Tire & Rubber                                          100           1,963
Discount Auto Parts Inc.*                                     100           2,175
Goodyear Tire & Rubber                                        100           4,588
                                                                           ------
                                                                           16,077
                                                                           ------
BANKS--2.1%
Associated Banc-Corp.                                         100           3,988
Banc One Corp.                                                307          13,009
Bancorp South, Inc.                                           100           2,519
Bank of Boston Corp.                                          100           6,400
Bank of New York Co., Inc.                                    200           6,625
BankAmerica Corp.                                             100           9,150
Bankers Trust New York Corp.                                  100           8,450
Barnett Banks, Inc.                                           200           7,625
Boatmens Bancshares Inc.                                      100           6,081
CCB Financial Corp.                                           100           5,700
Centura Banks Inc.                                            100           3,888
Chase Manhattan Corp. (New)                                   308          26,411
Chemical Financial Corp.                                      100           3,738
Citicorp                                                      200          19,800
Citizens Bancorp                                              100           5,100
City National Corp.                                           100           1,750
Comerica Inc.                                                 100           5,313
Corestates Financial Corp.                                    100           4,863
Cullen/Frost Bankers Inc.                                     200           6,038
Dauphin Deposit Bank & Trust Co.                              200           6,525

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Deposit Guaranty Corp.                                        100         $ 5,013
F & M National Corp.                                          100           1,850
Fifth Third Bancorp                                           100           6,275
First Bank System Inc.                                        188          12,408
First Chicago NBD Corp.                                        81           4,131
First Citizens Bancshares Inc.                                100           6,725
First Commercial Corp.                                        112           3,806
First Commonwealth Financial Corp.                            100           1,800
First Financial Bancorp                                       220           6,848
First Hawaiian, Inc.                                          200           6,200
First Michigan Bank Corp.                                     140           3,500
First Union Corp.                                             135           9,821
Fleet Financial Group Inc. (New)                              189           9,426
Fulton Financial Corp.                                        110           2,186
Hancock Holding Co.                                           100           3,988
Imperial Bancorp                                              162           3,108
J.P. Morgan & Co. Inc.                                        200          17,275
Keycorp (New)                                                 200           9,325
Keystone Financial Inc.                                       150           3,881
Long Island Bancorp Inc.                                      100           2,981
MBNA Corp.                                                    150           5,663
Magna Group Inc.                                              100           2,788
Mark Twain Bancshares Inc.                                    100           4,588
Mellon Bank Corp.                                             100           6,513
Mid-Am, Inc.                                                  110           1,939
National Bancorp of Alaska, Inc.                              100           6,475
National City Corp.                                           100           4,338
National Commerce Bancorp                                     100           3,525
NationsBank Corp.                                             200          18,850
North Fork Bancorporation                                     100           3,163
Norwest Corp.                                                 300          13,163
ONBANCorp, Inc.                                               100           3,644
Old National Bancorp                                          100           3,638
One Valley Bancorp of West Virginia Inc.                      125           4,039
PNC Bank Corp.                                                100           3,625
People's Bank Bridgeport Conn.                                100           2,563
Provident Bancorp Inc.                                        150           6,647
Regions Financial Corp.                                        76           3,791
Republic New York Corp.                                       100           7,625
Riggs National Corp. Washington D.C.                          100           1,700
Security Capital Corp.                                        100           6,625
Sumitomo Bank                                                 100           2,538
Summit Bancorp                                                 90           3,679
Suntrust Banks, Inc.                                          200           9,325
Toronto-Dominion Bank                                         176           4,114
TrustCo Bank Corp. NY                                         115           2,516

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Trustmark Corp.                                               100        $  2,475
U S Trust Corp. (New)                                         100           6,250
U.S. Bancorp                                                  100           3,994
UMB Financial Corp.                                           110           4,304
UST Corp.                                                     100           1,788
United Carolina Bancshares Corp.                              150           3,863
Wachovia Corp. (New)                                          100           5,375
Wells Fargo & Co.                                              66          17,630
Westamerica Bancorp                                           100           5,088
Whitney Holding Corp.                                         100           3,188
                                                                          -------
                                                                          464,549
                                                                          -------
BUSINESS MACHINES & SOFTWARE--2.2%
3COM Corp.                                                    200          13,538
AST Research Inc.*                                            100             456
Apple Computer, Inc.                                          100           2,313
Auspex Systems, Inc.*                                         100           1,019
Bay Networks, Inc.                                            200           4,050
Borland International Inc.*                                   100             509
Broderbund Software Inc.*                                     100           2,800
Cabletron Systems Inc.*                                       100           6,238
Ceridian Corp.*                                                57           2,829
Cheyenne Software Inc.*                                       200           6,075
Cisco Systems Inc.                                            400          24,725
Compaq Computer Corp.*                                        200          13,925
Computer Assoc. International Inc.                            300          17,738
Computer Horizons Corp.                                       100           3,113
Computer Sciences Corp.*                                      179          13,291
Compuware Corp.*                                              200          10,600
Comverse Technology Inc. (New)*                               100           3,488
Data General Corp.*                                           300           4,463
Dell Computer Corp.                                           100           8,150
Dialogic Corp.*                                               100           3,388
Digital Equipment Corp.*                                      100           2,950
EMC Corp.*                                                    200           5,250
Exabyte Corp.*                                                100           1,306
HCIA Inc.*                                                    100           2,800
HNC Software Inc.                                             100           3,138
Hewlett Packard Co.                                           600          26,475
Honeywell Inc.                                                100           6,213
INSO Corp.                                                    100           4,913
Intergraph Corp.*                                             500           4,719
International Business Machines                               400          51,600
Learning Co. Inc.*                                            100           2,092
McAfee Associates, Inc.                                       225          10,252
Medic Computer Systems, Inc.                                  200           5,600
Microchip Technology Inc.*                                    200           7,225

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Microsoft Corp.*                                              400        $ 54,925
National Instruments Corp.*                                   100           2,900
Network General Corp.                                         200           4,788
Novell Inc.*                                                  300           2,794
Novellus Systems, Inc.*                                       100           4,125
Oak Technology                                                200           2,000
Oracle Systems Corp.                                          300          12,694
Pitney Bowes Inc.                                             100           5,588
Platinum Technology Inc.*                                     300           4,350
Pure Atria Corp.*                                             154           4,187
Quantum Corp.*                                                300           6,056
Rational Software Corp. (New)                                 200           7,638
Read-Rite Corp.*                                              200           3,525
Safeguard Scientifics Inc.                                    200           7,950
Seagate Technology, Inc.                                      188          12,549
Security Dynamics Technology                                  100           8,075
Sequent Computer Systems, Inc.*                               100           1,481
Silicon Graphics Inc.*                                        122           2,257
Stratus Computer Inc.*                                        100           2,238
Structural Dynamics Research Corp.*                           200           3,538
Sun Microsystems Inc.                                         200          12,188
System Software Associates, Inc.                              200           2,338
Tandem Computers Inc.*                                        100           1,263
Tech Data Corp.*                                              200           5,138
Transaction Systems Architects Inc. Class A                   200           8,200
Unisys Corp.*                                                 200           1,250
Wang Laboratories Inc. (New)*                                 100           2,331
Xerox Corp.                                                   100           4,638
                                                                          -------
                                                                          468,245
                                                                          -------
BUSINESS SERVICES--1.6%
Access Health Inc.                                             50           1,638
Accustaff Inc.                                                300           7,988
Affiliated Computer Services Inc. Class A                     100           5,425
Allegiance Corp.*                                              40             750
Alternative Resources Corp.                                   100           1,994
American Business Information, Inc.                           100           1,900
American Business Products, Inc.                              100           2,225
American Management Systems, Inc.                             150           4,763
American Medical Response, Inc.*                              100           3,000
Amresco Inc.                                                  100           2,094
Analysts International Corp.                                  200           4,900
Apollo Group, Inc. Class A                                    225           6,131
Automatic Data Processing, Inc.                               200           8,325
BISYS Group, Inc.*                                            100           3,731
Bbn Corp.*                                                    100           2,138
Bell & Howell Co. (New)*                                      100           2,675

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Bowne & Co. Inc.                                              100         $ 2,338
Browning Ferris Industries Inc.                               100           2,625
CDI Corp.*                                                    100           2,750
Cambridge Technology Partners                                 300           9,863
Camco International Inc.                                      100           3,875
Catalina Marketing Corp.                                      200          10,175
Cerner Corp.                                                  100           1,194
Checkfree Corp.*                                              200           3,625
Coventry Corp.*                                               100           1,000
Culligan Water Technologies Inc.*                             100           3,750
Dames & Moore Inc.                                            100           1,338
DeVRY Inc.                                                    100           4,988
Deluxe Corp.                                                  100           3,263
Dionex Corp.                                                  100           3,875
Dun & Bradstreet Corp.                                        200          11,575
Dynatech Corp.*                                               100           4,956
Employee Solutions Inc.                                       200           4,400
Express Scripts Inc. Class A*                                 100           2,813
Fair Issac & Co. Inc.                                         100           3,763
Filenet Corp.*                                                100           2,825
First Data Corp.                                              200          15,950
Franklin Quest Co.*                                           100           2,025
G&K Services, Inc. Class A                                    100           2,900
H & R Block Inc.                                              100           2,475
Health Management Systems, Inc.                               150           3,506
Heritage Media Corp. Class A (New)                            200           3,050
Hon Industries Inc.                                           100           3,538
Horizon Healthcare Corp.*                                     200           2,075
Information Resources, Inc.*                                  100           1,269
Integrated Health Services Inc.                               100           2,463
Integrated Systems Inc. Class A                               100           2,663
Interim Services Inc.*                                        100           4,000
Interpublic Group of Companies, Inc.                          100           4,850
Jacobs Engineering Group Inc.*                                100           2,213
John H. Harland Co.                                           300           9,338
Keane, Inc.                                                   100           4,638
Kinder Care Learning Centers Inc.*                            100           1,981
Kirby Corp.*                                                  100           1,950
Laidlaw Inc. Class B (Non-Voting)                             200           2,350
Mariner Health Group Inc.*                                    100             838
Maxicare Health Plans Inc. (New)*                             100           1,869
Micro Warehouse, Inc.*                                        200           4,625
Molten Metal Technology, Inc.*                                100           1,338
Moore Corp. Ltd                                               100           2,025
National Data Corp.                                           200           8,225
National Education Corp.*                                     200           3,250

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Netcom Online Communications*                                 100        $  1,513
Network Equipment Technologies*                               100           1,338
Norrell Corp. Georgia                                         100           2,500
Ogden Corp.                                                   500           9,063
Orthodontic Centers of America Inc.                           200           2,850
PAXAR Corp.                                                   125           2,016
PHH Corp.                                                     200           5,950
Payment Services Inc.                                         200           4,000
Physician Corp. of America*                                   100           1,113
Physician Reliance Network                                    200           1,169
Physicians Computer Network*                                  200           1,788
Psinet Inc.*                                                  100             956
Quarterdeck Corp.*                                            100             516
R.R. Donnelley & Sons Co.                                     100           3,038
Rollins, Inc.                                                 200           3,825
SEI Corp.                                                     100           2,013
SPS Transaction Services, Inc.*                               100           1,600
Scientific Games Holdings Corp.*                              100           2,263
Service Corp. International                                   200           5,700
Standard Register Co.                                         100           2,600
Sun Healthcare Group Inc.*                                    100           1,275
Synetic Inc.*                                                 100           3,681
True North Communications                                     100           2,375
U.S.A. Waste Services Inc.*                                   320          10,240
United Waste Systems, Inc.                                    200           6,850
Universal Health Services Inc. Class B                        200           5,000
Valassis Communications Inc.*                                 100           1,800
Viad Corp.                                                    100           1,450
WMX Technologies Inc.                                         300          10,313
Zebra Technologies Corp. Class A                              200           5,750
                                                                          -------
                                                                          344,617
                                                                          -------
CHEMICAL--0.8%
A. Schulman Inc.                                              100           2,094
Air Products & Chemicals Inc.                                 100           6,000
Arcadian Corp.                                                200           4,925
Calgon Carbon Corp.                                           100           1,000
Chemed Corp.                                                  100           3,900
Crompton & Knowles Corp.                                      100           1,800
Dexter Corp.                                                  100           3,100
Dow Chemical Co.                                              200          15,550
E.I. Du Pont de Nemours & Co.                                 300          27,825
Eastman Chemical Co.                                          100           5,275
Ferro Corp.                                                   100           2,700
First Mississippi Corp.                                       100           2,900
Geon Co.                                                      100           1,963
Great Lakes Chemical Corp.                                    100           5,213

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
H.B. Fuller Co.                                               200        $  8,325
Hercules Inc.                                                 100           4,763
Lawter International Inc.                                     100           1,175
Lilly Industrial Inc. Class A                                 100           1,800
Millennium Chemicals Inc.*                                     30             608
Minnesota Mining & Manufacturing Co.                          200          15,325
Monsanto Co.                                                  300          11,888
Morton International Inc.                                     100           3,938
NCH Corp.                                                     100           5,575
NL Industries Inc. (New)                                      200           1,700
OM Group Inc.                                                 100           4,050
PPG Industries Inc.                                           200          11,400
Praxair Inc.                                                  100           4,425
Rohm & Haas Co.                                               100           7,138
Scotts Co. Class A*                                           100           1,863
Union Carbide Corp.                                           100           4,263
W R Grace & Co. (Delaware)*                                   100           5,300
Wellman Inc.                                                  100           1,775
                                                                          -------
                                                                          179,556
                                                                          -------
CONSTRUCTION--0.3%
Blount International Inc. Class A                             150           5,400
Calmat Co.                                                    100           1,863
Centex Construction Products Inc.                             100           1,563
Centex Corp.                                                  400          12,050
Del Webb Corp.                                                100           1,600
Fluor Corp.                                                   100           6,550
Global Industries Inc.                                        200           3,550
Kaufman & Broad Home Corp.                                    100           1,200
Mafco Consolidated Group Inc.*                                100           2,788
Pulte Corp.                                                   500          13,250
Regal Beloit Corp.                                            100           1,775
Sherwin Williams Co.                                          100           5,013
Southdown Inc.                                                100           2,738
Stone & Webster, Inc.                                         100           3,300
TJ International Inc.                                         100           1,938
Toll Brothers, Inc.*                                          100           1,713
                                                                          -------
                                                                           66,291
                                                                          -------
CONSUMER-DURABLE--0.2%
Bassett Furniture Industries Inc.                             100           2,238
Black & Decker Corp.                                          100           3,738
Champion Enterprises Inc.                                     200           3,950
Furniture Brands International Inc.*                          200           2,675
Harman International Industries Inc. (New)                    100           5,138
Interface Inc. Class A                                        100           1,675
Kimball International Inc. Class B                            100           3,600

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
La-Z-Boy Chair Co.                                            100        $  3,113
Masco Corp.                                                   100           3,138
Maytag Corp.                                                  100           1,988
National Presto Industries, Inc.                              100           3,750
Newell Co.                                                    100           2,838
Sturm, Ruger & Co., Inc.                                      200           3,750
Toro Co.                                                      200           6,275
Whirlpool Corp.                                               100           4,725
Zenith Electronics Corp.                                      100           1,313
                                                                          -------
                                                                           53,904
                                                                          -------
CONSUMER-NONDURABLE--0.5%
3DO Co.*                                                      100             569
A.T. Cross Co. Class A                                        100           1,138
Acclaim Entertainment Inc.*                                   200             988
American Greetings Corp. Class A                              100           2,931
Applebee's International, Inc.                                100           2,431
Buffets Inc.*                                                 100           1,106
Corning Inc.                                                  200           7,750
Darden Restaurants Inc.                                       100             838
Department 56 Inc.*                                           100           2,200
Harcourt General Inc.                                         100           4,975
Hasbro Inc.                                                   100           3,888
IHOP Corp. (New)*                                             100           2,231
International Dairy Queen Inc. Class A*                       100           1,925
Jostens, Inc.                                                 400           8,600
Landry's Seafood Restaurants, Inc.                            100           2,013
Luby's Cafeterias, Inc.                                       400           8,400
Mattel Inc.                                                   250           7,219
McDonald's Corp.                                              400          17,750
Mohawk Industries Inc.*                                       100           2,413
Papa John's International, Inc.                               150           7,491
Premark International, Inc.                                   100           2,088
Rexall Sundown, Inc.                                          200           5,413
Rubbermaid Inc.                                               100           2,325
Russ Berrie & Co. Inc.                                        100           1,800
Ryan's Family Steak Houses Inc.*                              200           1,450
Sbarro, Inc.                                                  100           2,638
Shoney's Inc.*                                                100             738
Toy Biz Inc. Class A*                                         100           1,775
Wendy's International, Inc.                                   100           2,063
Williams-Sonoma Inc.*                                         100           2,763
                                                                          -------
                                                                          109,909
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                         100           1,775
Ball Corp.                                                    200           4,825

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Crown Cork & Seal Inc.                                        100         $ 4,800
Gaylord Container Corp. Class A*                              200           1,500
Greif Brothers Corp. Class A                                  100           2,813
Stone Container Corp.                                         100           1,525
                                                                           ------
                                                                           17,238
                                                                           ------
ELECTRONICS--1.1%
AMETEK, Inc.                                                  100           1,988
AMP Inc.                                                      100           3,388
Advanced Micro Devices Inc.                                   180           3,195
Allen Group Inc.                                              100           1,588
Alliance Semiconductor Corp.                                  100             625
Anixter International Inc.                                    200           2,975
Applied Materials, Inc.                                       100           2,644
Augat Inc.                                                    100           2,750
Belden Inc.                                                   100           2,875
Burr Brown                                                    100           2,150
Cable Design Technologies Corp.                               100           2,575
Checkpoint Systems Inc.                                       100           2,238
Cyrix Corp.*                                                  100           1,763
Dallas Semiconductor Corp.                                    100           2,000
FORE Systems, Inc.                                            400          15,875
General Instrument Corp.*                                     100           2,013
Gerber Scientific Inc.                                        100           1,350
Harris Corp.                                                  100           6,263
Imation Corp.*                                                 20             548
Integrated Device Technology Inc.                             300           2,456
Intel Corp.                                                   500          54,906
International Rectifier Corp.                                 200           2,475
Itron, Inc.*                                                  100           1,631
Kemet Corp.                                                   200           3,838
Kent Electronics Corp.                                        200           4,575
Kulicke & Soffa Industries Inc.                               100           1,319
LSI Logic Corp.                                               100           2,650
Lam Research Corp.*                                           200           4,863
Lattice Semiconductor Corp.*                                  100           3,413
Lucent Technologies, Inc.                                     556          26,132
Macromedia Inc.                                               200           3,338
Marshall Industries*                                          100           3,013
Methode Electronics Inc. Class A                              100           1,938
Micron Technology Inc.                                        200           5,075
Motorola Inc.                                                 400          18,400
National Semiconductor Corp.*                                 100           1,925
Northern Telecom Ltd                                          200          13,025
Pioneer Standard Electronics Inc.                             100           1,075
Rexel Inc.*                                                   100           1,450
S3 Inc.                                                       200           3,750

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Silicon Valley Group Inc.*                                    100        $  1,669
Texas Instruments Inc.                                        200           9,625
VLSI Technology, Inc.*                                        200           3,450
VeriFone, Inc.*                                               100           3,363
Vicor Corp.                                                   200           3,625
Wyle Electronics                                              100           2,988
Zilog Inc.*                                                   100           1,975
                                                                          -------
                                                                          246,745
                                                                          -------
ENERGY-DEVELOPMENT--0.6%
Amcol International Corp.                                     100           1,506
Atwood Oceanics Inc.*                                         100           5,525
BJ Services Co.*                                              100           4,488
Baker Hughes Inc.                                             100           3,563
Barrett Resources Corp.*                                      100           3,838
Benton Oil & Gas Co.*                                         100           2,444
Burlington Resources Inc.                                     100           5,038
Cabot Oil & Gas Corp. Class A                                 100           1,550
Chesapeake Energy Corp.                                       225          13,106
Devon Energy Corp.                                            100           3,488
Dresser Industries Inc.                                       100           3,288
Energy Ventures, Inc.*                                        100           4,400
Falcon Drilling Inc.*                                         100           3,550
Halliburton Co.                                               157           8,890
Helmerich & Payne Inc.                                        200          10,825
Louis Dreyfus Natural Gas Corp.*                              100           1,688
Newfield Exploration Co.*                                     100           4,725
Nuevo Energy Co.*                                             100           4,988
Occidental Petroleum Corp.                                    200           4,900
Parker & Parsley Petroleum Co.                                100           2,875
Parker Drilling Co.*                                          200           1,700
Rowan Cos. Inc.*                                              500          11,188
Schlumberger Ltd                                              100           9,913
Union Pacific Resources Group                                 269           7,398
United Meridian Corp.*                                        100           4,713
Varco International Inc.*                                     100           1,975
Vintage Petroleum Inc.                                        100           2,950
Zeigler Coal Holding Co.                                      100           1,813
                                                                          -------
                                                                          136,325
                                                                          -------
FOOD-AGRICULTURE--1.5%
Archer-Daniels-Midland Co.                                    420           9,135
Bob Evans Farms, Inc.                                         200           2,525
CPC International Inc.                                        100           7,888
Campbell Soup Co.                                             200          16,000
Chiquita Brands International Inc.                            200           2,500
Coca-Cola Co.                                               1,800          90,900

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
ConAgra, Inc.                                                 200        $  9,975
Delta & Pine Land Co.                                         100           3,600
Dimon Inc.                                                    100           1,900
Earthgrains Co.                                                16             848
Fleming Companies, Inc.                                       400           6,950
Flowers Industries, Inc.                                      200           4,675
General Mills Inc.                                            100           5,713
H.J. Heinz Co.                                                300          10,650
Hershey Foods Corp.                                           200           9,675
Hudson Foods Inc. Class A                                     100           1,663
International Multifoods Corp.                                100           1,525
Interstate Bakeries Corp. (New)                               100           4,238
J.M. Smucker Co. Class A                                      100           1,650
JP Foodservice, Inc.*                                         100           2,250
Kellogg Co.                                                   200          12,700
Lance Inc.                                                    100           1,769
Mississippi Chemical Corp. (New)                              100           2,513
Pepsico Inc.                                                1,100          32,588
Pioneer Hi-Bred International Inc.                            100           6,713
Quaker Oats Co.                                               100           3,550
Ralcorp Holdings, Inc.*                                       100           2,100
Ralston Purina Co.                                            100           6,613
Richfood Holdings Inc.                                        150           3,647
Sara Lee Corp.                                                300          10,650
Savannah Foods & Industries Inc.                              100           1,600
Seaboard Corp.                                                100          21,125
Smithfield Foods Inc.*                                        100           2,875
Sysco Corp.                                                   100           3,400
Tootsie Roll Industries, Inc.                                 100           3,675
Unilever                                                      100          15,288
Whitman Corp.                                                 100           2,425
Wm Wrigley Junior Co.                                         100           6,025
                                                                          -------
                                                                          333,516
                                                                          -------
GOLD--0.1%
Barrick Gold Corp.                                            200           5,225
Battle Mountain Gold Co.                                    1,200           9,150
Getchell Gold Corp.*                                          100           4,450
Homestake Mining Co.                                          100           1,425
Meridian Gold Inc.*                                           200             875
Newmont Mining Corp.                                          100           4,625
Placer Dome Inc.                                              200           4,800
Santa Fe Pacific Gold Corp.                                   100           1,188
                                                                          -------
                                                                           31,738
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
HEALTHCARE--2.2%
ALZA Corp.*                                                   100         $ 2,588
Abbott Laboratories                                           500          25,313
Acuson*                                                       100           2,113
Advanced Tissue Sciences Inc.*                                100           1,625
Agouron Pharmaceuticals Inc.*                                 100           5,713
Alpharma, Inc. Class A                                        100           1,250
American Home Products Corp.                                  400          24,500
Amgen Inc.                                                    200          12,263
Arrow International Inc.                                      100           2,850
Ballard Medical Products                                      100           1,763
Baxter International Inc.                                     200           8,325
Becton Dickinson & Co.                                        200           8,700
Biomet Inc.                                                   100           1,613
Block Drug Inc. Class A                                       103           4,661
Boston Scientific Corp.*                                      167           9,081
Bristol Myers Squibb Co.                                      200          21,150
Cardinal Health Inc.                                           81           6,359
Carter Wallace Inc.                                           100           1,550
Cognex Corp.                                                  200           2,550
Columbia/HCA Healthcare Corp.                                 300          10,725
Community Psychiatric Centers*                                100             888
Cygnus Therapeutic Systems, Inc.*                             100           1,438
Datascope Corp.*                                              100           1,688
Diagnostic Products Corp.                                     100           2,975
Eli Lilly & Co.                                               400          28,200
Enzo Biochem Inc.                                             105           1,916
Fresenius Medical Care AG
  (Sponsored American Depository Receipts)*                   215           6,396
Genesis Health Ventures, Inc.                                 150           3,431
Gilead Sciences Inc.*                                         100           2,319
Gulf South Medical Supply Inc.                                100           2,175
Haemonetics Corp.*                                            100           1,788
HealthSouth Rehabilitation Corp.*                             117           4,388
Herbalife International Inc.                                  100           2,000
Hologic Inc.                                                  100           2,294
Human Genome Sciences Inc.*                                   100           3,625
Humana Inc.*                                                  200           3,650
ICN Pharmaceuticals, Inc.                                     101           1,919
Immunex Corp. (New)*                                          100           1,356
Interneuron Pharmaceuticals*                                  100           2,450
Invacare Corp.                                                100           2,775
Isis Pharmaceuticals*                                         100           1,606
Isolyser Inc.                                                 100             700
Johnson & Johnson                                             900          44,325
Jones Medical Industries Inc.                                 200           8,650

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Kinetic Concepts Inc.                                         100        $  1,313
Ligand Pharmaceuticals Inc. Class B                           100           1,250
Lincare Holdings Inc.*                                        100           3,725
Liposome Inc.*                                                100           1,706
Living Centers of America*                                    100           2,338
Magellan Health Services Inc.*                                100           1,838
Mallinckrodt Inc.                                             100           4,350
Marquette Medical System Inc.*                                200           3,125
Medimmune Inc.*                                               100           1,556
Medtronic Inc.                                                200          12,875
Mentor Corp.                                                  100           2,213
Merck & Co. Inc.                                              800          59,300
Mid Atlantic Medical Services Inc.*                           200           2,150
Multicare Cos. Inc.                                           150           2,700
Nexstar Pharmaceuticals Inc.*                                 100           1,556
North American Vaccine Inc.*                                  200           4,450
Novacare Inc.*                                                200           1,650
Owens & Minor Inc. (New)                                      100             938
PDT Inc.                                                      100           2,463
Patterson Dental Co.*                                         100           2,813
Perrigo Co.*                                                  300           2,813
Pfizer Inc.                                                   400          33,100
Pharmacia & Upjohn Inc.                                       200           7,200
Physician Sales & Service Inc.                                200           4,225
Renal Treatment Centers Inc.                                  100           2,675
Respironics Inc.*                                             100           1,506
RoTech Medical Corp.                                          200           3,163
Roberts Pharmaceutical Corp.*                                 100           1,538
Salick Health Care, Inc.*                                     100           3,963
Schering Plough Corp.                                         200          12,800
Sepracor Inc.*                                                100           1,613
Sofamor/Danek Group Inc.*                                     100           2,750
Sola International Inc.*                                      100           3,613
Somatogen Inc.*                                               100           1,075
St. Jude Medical, Inc.                                        100           3,944
Sunrise Medical Inc.*                                         100           1,488
Target Therapeutics Inc.                                      100           3,694
Tecnol Medical Products Inc.*                                 100           1,263
Tenet Healthcare Corp.*                                       100           2,088
Thermedics Inc.*                                              200           4,150
United Healthcare Corp.                                       100           3,788
Ventritex Inc.*                                               100           2,281
Vertex Pharmaceuticals Inc.*                                  100           3,319
Warner Lambert Co.                                            200          12,725
West Company Inc.                                             100           2,688
                                                                          -------
                                                                          525,415
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
HOUSEHOLD PRODUCTS--0.5%
Avon Products, Inc.                                           200        $ 10,850
Bush Boake Allen Inc.*                                        100           2,575
Church & Dwight Inc.                                          100           2,150
Clorox Co.                                                    100          10,913
Colgate-Palmolive Co.                                         100           9,200
Dial Corp. (New)                                              100           1,375
Gillette Co.                                                  300          22,425
International Flavors & Fragrances Inc.                       100           4,138
Playtex Products Inc.*                                        200           1,700
Procter & Gamble Co.                                          500          49,500
Tupperware Corp.                                              100           5,138
                                                                          -------
                                                                          119,964
                                                                          -------
IMAGING & PHOTO--0.1%
Avid Technology, Inc.*                                        100           1,369
BMC Industries, Inc.                                          100           2,963
Chyron Corp.*                                                 400           2,050
Eastman Kodak Co.                                             100           7,975
Ultratech Stepper Inc.                                        100           1,688
                                                                          -------
                                                                           16,045
                                                                          -------
INSURANCE--1.4%
20th Century Industries*                                      200           3,200
Aetna Inc.                                                    122           8,159
Alexander & Alexander Services                                300           4,575
Alfa Corp.                                                    100           1,113
Allstate Corp.                                                200          11,225
American Annuity Group, Inc.                                  100           1,363
American Bankers Insurance Group, Inc.                        100           4,788
American General Corp.                                        200           7,450
American International Group, Inc.                            300          32,588
Aon Corp.                                                     100           5,775
Argonaut Group, Inc.                                          100           2,900
Arthur J. Gallagher & Co.                                     100           2,938
CMAC Investment Corp.                                         100           6,913
Capital Re Corp.                                              100           3,875
Capitol American Financial Corp.                              100           3,625
Chubb Corp.                                                   200          10,000
Cigna Corp.                                                   100          13,050
Citizens Corp.                                                100           2,013
Commerce Group Inc.                                           100           2,400
Conseco, Inc.                                                  58           3,103
Crawford & Co. Class A                                        100           1,988
Crawford & Co. Class B                                        100           1,975
Enhance Financial Services Group Inc.                         100           3,338
Financial Security Assured Holdings Ltd.                      100           2,800

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Foremost Corp. of America                                     100        $  5,513
Fremont General Corp.                                         150           4,406
Frontier Insurance Group, Inc.                                100           3,975
General Re Corp.                                              137          20,173
HCC Insurance Holdings, Inc.                                  250           6,375
Harleysville Group Inc.                                       100           2,775
Highlands Insurance Group Inc.*                                10             198
Home Beneficial Corp. Class B                                 100           2,519
Horace Mann Educators Corp. (New)                             100           3,425
ITT Hartford Group Inc.                                       100           6,300
Jefferson-Pilot Corp.                                         100           5,688
John Alden Financial Corp.                                    100           1,863
Kansas City Life Insurance Co.                                100           5,475
Liberty Corp.                                                 100           3,450
Lincoln National Corp. Inc.                                   100           4,850
MGIC Investment Corp.                                         100           6,863
Marsh & McLennan Companies                                    100          10,413
NAC Re Corp.                                                  100           3,513
Orion Capital Corp.                                           100           5,438
Penncorp Financial Group Inc.                                 100           3,463
Presidential Life Corp.                                       100           1,138
Providian Corp.                                               100           4,700
Reinsurance Group of America Inc.                             100           4,538
Reliance Group Holdings Inc.                                  500           4,125
Safeco Corp.                                                  200           7,575
Selective Insurance Group, Inc.                               100           3,400
Sierra Health Services Inc.*                                  100           2,863
St. Paul Companies, Inc.                                      100           5,438
Torchmark Corp.                                               100           4,838
Transamerica Corp.                                            100           7,588
UNUM Corp.                                                    100           6,288
USF&G Corp.                                                   100           1,900
United Companies Financial Corp.                              100           2,988
United Insurance Companies, Inc.*                             100           2,531
Vesta Insurance Group Inc.                                    150           3,844
W.R. Berkley Corp.                                            100           5,163
Zenith National Insurance Corp.                               100           2,725
Zurich Reinsurance Centre Holdings, Inc.                      100           3,000
                                                                          -------
                                                                          322,471
                                                                          -------
MEDIA--0.7%
AMC Entertainment Inc.*                                       100           1,725
Banta Corp.                                                   200           4,213
Cablevision Systems Corp. Class A*                            100           3,113
Central Newspapers Inc. Class A                               100           4,025
Century Communications Corp. Class A*                         300           2,025
Comcast Corp. Class A                                         200           2,938

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Dow Jones & Co. Inc.                                          100        $  3,300
Evergreen Media                                               150           4,031
Gannett Inc.                                                  100           7,588
Harte Hanks Communications (New)                              150           3,881
Hollinger International Inc.                                  300           3,750
Houghton Mifflin Co.                                          100           4,963
International Family Entertainment Inc. Class
  B                                                           125           2,234
John Wiley & Son, Inc. Class A                                100           3,063
Knight-Ridder, Inc.                                           200           7,475
McClatchy Newspapers Inc. Class A                             100           2,788
McGraw-Hill, Inc.                                             100           4,688
Meredith Corp.                                                100           5,025
Metromedia International Group, Inc.*                         100             988
New World Communications Class A*                             100           2,469
New York Times Co. Class A                                    100           3,613
Oak Industries Inc.*                                          100           2,538
Paxson Communications Corp.*                                  100             888
Pulitzer Publishing Co.                                       100           6,350
Regal Cinemas, Inc.                                           225           5,808
SBC Communications Inc.                                       400          19,450
Spelling Entertainment Group, Inc.*                           400           2,900
TCA Cable TV Inc.                                             100           2,663
Tele Communications Inc. (New)--TCI Group
  Series A                                                    500           6,219
Time Warner Inc.                                              300          11,175
Times Mirror Co. (New) Series A                               100           4,625
Tribune Co. (New)                                             100           8,175
United International Holdings Inc. Class A*                   100           1,250
Viacom Inc. Class B*                                          300           9,788
Westwood One Inc.*                                            100           1,550
                                                                          -------
                                                                          161,274
                                                                          -------
MISCELLANEOUS FINANCE--1.0%
AMCORE Financial, Inc.                                        100           2,094
Alex Brown Inc.                                               100           5,675
American Express Co.                                          200           9,400
Americredit Corp.*                                            100           1,900
Astoria Financial Corp.                                       200           7,088
Beneficial Corp.                                              100           5,850
Bok Financial Corp. (New)                                     100           2,650
Cal-Federal Bancorp Inc.*                                     200           4,650
Coast Savings Financial Inc.*                                 100           3,288
Collective Bancorp Inc.                                       100           3,013
Commercial Federal Corp.                                      100           4,188
Dean Witter Discover & Co.                                    100           5,888
Eaton Vance Corp. (Non Voting)                                100           4,375
Federal Home Loan Mortgage Corp.                              200          20,200

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Federal National Mortgage Assoc.                              800        $ 31,300
First Financial Corp.                                         100           2,725
Fund American Enterprises Holdings, Inc.                      100           8,963
Glendale Federal Bank (FSB) (New)*                            100           1,838
Great Western Financial Corp.                                 100           2,800
Green Tree Financial Corp.                                    100           3,963
H.F. Ahmanson & Co.                                           100           3,138
Home Financial Corp.                                          100           1,619
Household International Inc.                                  100           8,850
Interpool Inc.                                                100           2,175
John Nuveen Co. Class A                                       200           5,550
Merrill Lynch & Co. Inc.                                      200          14,050
Money Store Inc.                                              250           6,500
Morgan Stanley Group Inc.                                     200          10,050
Olympic Financial Ltd.*                                       100           1,588
Peoples Heritage Financial Group, Inc.                        100           2,300
Pioneer Group Inc.                                            100           2,375
Quick & Reilly Group, Inc.                                    100           2,638
Raymond James Financial Inc.                                  100           2,438
Roosevelt Financial Group Inc.                                200           3,463
Salomon Inc.                                                  100           4,513
Sovereign Bancorp Inc.                                        105           1,240
St. Paul Bancorp Inc.                                         100           2,650
Standard Financial Inc.                                       100           1,788
Student Loan Corp.                                            100           3,400
Travelers Inc.                                                300          16,275
Washington Federal, Inc.                                      200           4,813
Westcorp Inc.                                                 105           2,494
                                                                          -------
                                                                          235,755
                                                                          -------
MOTOR VEHICLE--0.5%
Arctic Cat Inc.                                               100             944
Arvin Industries, Inc.                                        100           2,288
Borg Warner Automotive Inc.                                   100           3,838
Breed Technologies Inc.                                       100           2,300
Chrysler Corp.                                                400          13,450
Dana Corp.                                                    100           2,963
Detroit Diesel Corp.*                                         100           1,850
Eaton Corp.                                                   100           5,975
Echlin Inc.                                                   100           3,263
Federal Mogul Corp.                                           100           2,238
Ford Motor Co.                                                800          25,000
General Motors Corp.                                          400          21,550
Gentex Corp.                                                  200           4,700
Genuine Parts Co.                                             100           4,375
Hays Wheels International Inc.*                                10             335
Mascotech Inc.                                                200           3,150

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Modine Manufacturing Co.                                      100        $  2,500
Navistar International Corp.*                                 300           2,775
Standard Products Co.                                         100           2,425
Superior Industries International, Inc.                       100           2,438
TRW Inc.                                                      100           9,050
Titan Wheel International Inc.                                100           1,275
                                                                          -------
                                                                          118,682
                                                                          -------
NON-FERROUS--0.3%
Alcan Aluminum Ltd.                                           100           3,288
Aluminum Company of America                                   200          11,725
Cyprus Amax Minerals Co.                                      100           2,263
Echo Bay Mines Ltd                                            200           1,563
Engelhard Corp.                                               100           1,825
Freeport-McMoRan Copper & Gold Inc. Class B                   100           3,038
Hecla Mining Co.*                                             100             563
Inco Ltd                                                      100           3,175
Kaiser Aluminum Corp.*                                        300           3,338
Minerals Technologies Inc.                                    200           7,850
Mueller Industries Inc.                                       100           4,025
Phelps Dodge Corp.                                            100           6,288
Reynolds Metals Co.                                           100           5,625
Stillwater Mining Co.*                                        100           1,688
Wolverine Tube Inc.*                                          200           7,975
                                                                          -------
                                                                           64,229
                                                                          -------
OIL-DOMESTIC--0.3%
Amerada Hess Corp.                                            100           5,538
Atlantic Richfield Co.                                        100          13,250
Cross Timbers Oil Co.                                         100           2,363
Diamond Shamrock Inc.                                         100           2,938
Kerr-McGee Corp.                                              100           6,275
Phillips Petroleum Co.                                        200           8,200
Quaker State Corp.                                            100           1,675
Snyder Oil Corp.                                              100           1,525
Sun Inc.                                                      100           2,238
Tosco Corp.                                                    61           3,424
TransTexas Gas Corp.*                                         300           4,125
USX Corp. (Marathon Group) (New)                              200           4,375
Unocal Corp.                                                  200           7,325
                                                                          -------
                                                                           63,251
                                                                          -------
OIL-INTERNATIONAL--1.1%
Amoco Corp.                                                   300          22,725
Chevron Corp.                                                 500          32,875
Exxon Corp.                                                   800          70,900
Mobil Corp.                                                   300          35,025

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Royal Dutch Petroleum Co.                                     300        $ 49,613
Texaco, Inc.                                                  200          20,325
Western Atlas, Inc.*                                          100           6,938
                                                                          -------
                                                                          238,401
                                                                          -------
PAPER--0.4%
Alco Standard Corp.                                           100           4,638
Caraustar Industries Inc.                                     100           2,906
Champion International Corp.                                  100           4,350
Chesapeake Corp.                                              100           2,825
Georgia Pacific Corp.                                         100           7,500
International Paper Co.                                       200           8,550
James River Corp.                                             100           3,150
Kimberly Clark Corp.                                          178          16,599
Longview Fibre Co.                                            200           3,475
Louisiana Pacific Corp.                                       100           2,088
Mead Corp.                                                    100           5,675
P.H. Glatfelter Co.                                           200           3,800
Rock Tennessee Co. Class A                                    110           2,008
Shorewood Packaging Corp.*                                    100           1,900
Temple-Inland Inc.                                            100           5,125
Union Camp Corp.                                              100           4,875
Wausau Paper Mills Co.                                        125           2,391
Westvaco Corp.                                                100           2,850
Weyerhaeuser Co.                                              200           9,175
Willamette Industries, Inc.                                   100           6,725
                                                                          -------
                                                                          100,605
                                                                          -------
PRODUCER GOODS-MANUFACTURING--1.7%
Albany International Corp. Class A (New)                      100           2,250
Allied Signal Inc.                                            100           6,550
AptarGroup, Inc.                                              100           3,225
Avery Dennison Corp.                                          100           6,588
BT Office Products International Inc.*                        100             825
BW/IP Holding, Inc. Class A                                   100           1,350
Baldor Electric Co.                                           100           2,013
Case Corp.                                                    100           4,650
Caterpillar Inc.                                              200          13,725
Collins & Aikman Corp.*                                       200           1,200
Cooper Industries Inc.                                        100           4,025
Credence Systems Corp.                                        100           1,369
Deere & Co.                                                   100           4,175
Donaldson Inc.                                                100           2,925
Dover Corp.                                                   100           5,138
Duriron Inc.                                                  100           2,688
Emerson Electric Co.                                          200          17,800
FMC Corp. (New)*                                              100           7,363

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Fisher Scientific International, Inc.                         100        $  4,488
General Electric Co.                                        1,200         116,100
Giddings & Lewis Inc.                                         200           2,325
Goulds Pumps Inc.                                             100           2,306
Greenfield Industries Inc.                                    100           2,613
Helix Technology Corp.                                        100           2,669
Herman Miller, Inc.                                           100           4,338
Hexcel Corp. (New)*                                           200           3,650
IDEX Corp.                                                    100           3,763
ITT Industries Inc.                                           100           2,325
Illinois Tool Works Inc.                                      100           7,025
Ingersoll Rand Co.                                            100           4,163
Insilco Corp.*                                                100           3,950
Ionics Inc.*                                                  100           4,600
Johnson Controls, Inc.                                        100           7,300
Juno Lighting Inc.                                            100           1,556
Kaydon Corp.                                                  100           4,075
Kennametal Inc.                                               100           3,400
Keystone International Inc.                                   100           1,800
Lincoln Electric Co. Class A (Non Voting)                     100           2,788
Lydall Inc.                                                   100           2,213
Myers Industry Inc.                                           100           1,550
Nu-Kote Holding Inc. Class A                                  100             956
Pall Corp.                                                    100           2,563
Parker Hannifin Corp.                                         100           3,788
Precision Castparts Corp.                                     100           4,675
Raychem Corp.                                                 100           7,813
Roper Industries                                              100           4,256
Standex International Corp.                                   100           3,075
Stewart & Stevenson Services, Inc.                            100           2,119
TRINOVA Corp.                                                 200           6,575
Teleflex Inc.                                                 100           4,813
Tencor Instruments                                            100           1,900
Tenneco, Inc.                                                 200           9,900
Texas Industries Inc.                                         100           5,675
TriMas Corp.                                                  200           4,600
Tyco Labs Inc.                                                100           4,963
U.S. Filter Corp. (New)                                       150           5,175
UNR Industries, Inc.                                          200           1,338
Valhi, Inc. (New)                                             500           2,938
Visx Inc. (Delaware)*                                         100           2,500
W.W. Grainger, Inc.                                           100           7,413
WMS Industries Inc.*                                          100           2,450
Watts Industries Inc. Class A                                 100           2,088
Westinghouse Electric Corp.                                   300           5,138
Westpoint Stevens Inc. Class A                                100           2,663

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Wyman Gordon Co.*                                             100        $  2,188
X-Rite, Inc.                                                  100           1,856
                                                                          -------
                                                                          380,274
                                                                          -------
RAILROAD--0.3%
Burlington Northern Santa Fe                                  100           8,238
CSX Corp.                                                     200           8,625
Conrail Inc.                                                  100           9,513
Florida East Coast Industry Inc.                              100           8,738
Norfolk Southern Corp.                                        100           8,913
Overseas Shipholding Group                                    100           1,700
Union Pacific Corp.                                           200          11,225
Westinghouse Air Brake Co. (New)                              100           1,088
                                                                          -------
                                                                           58,040
                                                                          -------
REAL PROPERTY--0.1%
Catellus Development Corp.*                                   200           1,975
Doubletree Corp.*                                             100           4,063
Forest City Enterprises, Inc. Class A                         100           4,950
HFS, Inc.                                                     100           7,325
Insignia Financial Group Class A (New)                        100           2,163
Lennar Corp.                                                  200           4,450
Price Enterprises Inc.                                        100           1,675
                                                                          -------
                                                                           26,601
                                                                          -------
RETAIL--1.3%
Albertson's, Inc.                                             200           6,875
American Stores Co. (New)                                     100           4,138
Arbor Drugs, Inc.                                             100           2,275
Authentic Fitness Corp.                                       100           1,113
Best Buy Co., Inc.*                                           200           3,275
Burlington Coat Factory Warehouse*                            100           1,225
CDW Computer Centers Inc.                                     150           9,413
CUC International Inc.                                        219           5,366
Carson Pirie Scott & Co.*                                     100           2,488
Casey's General Stores Inc.                                   100           1,794
Charming Shoppes Inc.                                         300           1,378
Circuit City Stores Inc.                                      100           3,275
Claire's Stores Inc.                                          225           3,825
CompUSA Inc.                                                  200           9,250
Dayton Hudson Corp.                                           100           3,463
Dillard Department Stores Inc. Class A                        100           3,175
Dollar Tree Stores Inc.                                       150           5,700
Duty Free International Inc.                                  100           1,600
Family Dollar Stores, Inc.                                    300           5,100
Federated Department Stores Inc.*                             100           3,300
Fingerhut Companies, Inc.                                     100           1,488

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Footstar Inc.*                                                 28          $  616
Fred Meyer Inc.*                                              100           3,513
Fruit of the Loom Inc. Class A*                               100           3,638
Gap Inc.                                                      200           5,800
Gymboree Corp.*                                               100           3,138
Hollywood Entertainment Corp.                                 100           2,069
Home Depot Inc.                                               300          16,425
Home Shopping Network, Inc.*                                  400           4,050
J.C. Penney Inc.                                              200          10,500
Just for Feet Inc.                                            150           3,909
K Mart Corp.                                                  300           2,925
Kroger Co.*                                                   100           4,463
Lands' End, Inc.*                                             100           2,150
Limited Inc.                                                  109           2,003
Longs Drug Stores Corp.                                       100           4,488
Lowes Cos Inc.                                                100           4,038
MacFrugals Bargains-Close-Outs, Inc.*                         100           2,438
May Department Stores Co.                                     200           9,475
Melville Corp.                                                100           3,725
Michaels Stores Inc.*                                         100           1,000
Nordstrom Inc.                                                100           3,606
Payless Shoesource Inc.*                                       32           1,084
Pier 1 Imports Inc.                                           100           1,400
Price Costco Inc.*                                            100           1,981
Proffitt's, Inc.*                                             100           4,025
Rite Aid Corp.                                                100           3,400
Ross Stores Inc.                                              100           4,144
Ruddick Corp.                                                 100           1,300
Sears Roebuck & Co.                                           200           9,675
Service Merchandise Co. Inc.*                                 300           1,763
Shopko Stores Inc.                                            100           1,613
Smart & Final Inc.                                            100           2,350
Smith's Food & Drug Centers, Inc. Class B                      74           1,933
Sotheby's Holdings, Inc. Class A                              100           1,700
Spiegel, Inc. Class A (Non Voting)                            400           2,725
Stanhome Inc.                                                 100           2,650
Stein Mart Inc.*                                              100           1,788
Tandy Corp.                                                   100           3,763
Tiffany & Co. (New)                                           200           7,400
Toys "R" Us, Inc.*                                            200           6,775
Unifirst Corp.                                                100           2,013
Waban Inc.*                                                   100           2,613
Wal-Mart Stores, Inc.                                       1,600          42,600
Walgreen Co.                                                  200           7,550
Winn Dixie Stores Inc.                                        200           6,675

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Woolworth Corp.*                                              100        $  2,100
Zale Corp. (New)*                                             100           1,938
                                                                          -------
                                                                          300,443
                                                                          -------
STEEL--0.1%
Allegheny Teldyne Inc.                                        192           4,104
Armco Inc.*                                                   300           1,125
Bethlehem Steel Corp.*                                        100             813
Birmingham Steel Corp.                                        100           1,600
Carpenter Technology Corp.                                    100           3,263
Chaparral Steel Co.                                           100           1,325
Cleveland Cliffs Inc.                                         100           4,100
Intermet Corp.                                                100           1,169
J & L Specialty Steel Inc.                                    100           1,175
Lukens Inc.                                                   100           1,375
National Steel Corp. Class B*                                 100             863
Nucor Corp.                                                   100           4,738
Oregon Steel Mills Inc.                                       100           1,588
USX Corp. (U.S. Steel Group)                                  100           2,725
Worthington Industries Inc.                                   100           2,069
                                                                          -------
                                                                           32,032
                                                                          -------
TELEPHONE--1.3%
360 Communications Co.*                                       100           2,263
ACC Corp.                                                     100           4,200
AT&T Corp.                                                  1,100          38,363
Airtouch Communications Inc.*                                 300           7,838
Aliant Communications Inc.                                    100           1,600
Alltel Corp.                                                  100           3,050
American Mobile Satellite Corp.*                              100           1,050
Ameritech Corp. (New)                                         400          21,900
Antec Corp.*                                                  100           1,069
Arch Communications Group, Inc.*                              100           1,156
Aspect Telecommunications Corp.                               100           5,925
Associated Group Inc. Class A*                                100           2,875
Bell Atlantic Corp.                                           200          12,050
BellSouth Corp.                                               600          24,450
Boston Technology Inc. (New)*                                 100           1,656
C-TEC Corp.*                                                  200           4,838
Coherent Inc.*                                                100           3,913
Comnet Cellular Inc.*                                         100           2,775
DSC Communications Corp.*                                     100           1,394
GTE Corp.                                                     600          25,275
General Datacom Industries Inc.*                              100             963
Geotek Communications Inc.*                                   200           1,475
InterVoice, Inc.*                                             100           1,294
Interdigital Commerce Corp.*                                  100             644

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
International Cabletel Inc.                                   100        $  2,363
Jacor Communications Inc.*                                    100           2,769
Loral Space & Communications*                                 100           1,588
MCI Communications Corp.                                      500          12,531
Mobile Telecommunications Technologies Corp.*                 300           3,956
Mobilemedia Corp. Class A*                                    100             198
Nextel Communications Inc.*                                   107           1,719
Nynex Corp.                                                   200           8,900
Octel Communications Corp.                                    200           3,188
Pacific Telesis Group                                         300          10,200
Pairgain Technologies Inc.                                    200          13,750
Renaissance Communications Corp.                              100           3,538
Sprint Corp.                                                  300          11,775
Tellabs Inc.                                                  100           8,513
U S WEST, Inc. (Communications Group)                         400          12,150
U S WEST, Inc. (Media Group)*                                 300           4,688
Vanguard Cellular Systems, Inc. Class A*                      200           3,313
Winstar Communications Inc.*                                  200           4,188
Worldcom, Inc.                                                200           4,888
                                                                          -------
                                                                          286,231
                                                                          -------
TOBACCO--0.3%
American Brands, Inc.                                         100           4,775
Loew's Corp.                                                  100           8,263
Philip Morris Companies, Inc.                                 600          55,575
Schweitzer Mauduit International Inc.                         110           3,383
UST Inc.                                                      100           2,888
                                                                          -------
                                                                           74,884
                                                                          -------
TRANSPORTATION-MISCELLANEOUS--0.3%
APL Ltd.                                                      100           2,200
Air Express International Corp.                               100           3,013
Airbourne Freight Corp.                                       100           1,988
Amerco Inc.*                                                  100           3,538
American Freightways Corp.*                                   100             969
Arnold Industries Inc.                                        100           1,575
Federal Express Corp.                                         100           8,050
Harper Group, Inc.                                            200           4,775
Heartland Express, Inc.                                       150           3,281
J.B. Hunt Transport Services Inc.                             100           1,481
NACCO Industries, Inc. Class A                                200           9,250
Rollins Truck Leasing Corp.                                   100           1,138
Ryder System, Inc.                                            100           2,975
Swift Transportation Inc.*                                    100           2,263
U.S. Freightways Corp.                                        100           2,194
Wabash National Corp.                                         100           1,613
Werner Enterprises Inc.                                       150           2,606

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
XTRA Corp.                                                    100        $  4,150
Yellow Corp.                                                  100           1,306
                                                                          -------
                                                                           58,365
                                                                          -------
TRAVEL & RECREATION--0.5%
Aexiom Corp.                                                  200           7,825
Anchor Gaming*                                                100           4,975
Aztar Corp.*                                                  100             813
Bally Entertainment Corp.                                     500          15,063
Bally Total Fitness Holding Corp.*                             25             126
Boyd Gaming Corp.*                                            200           1,475
Brunswick Corp.                                               100           2,350
Harrahs Entertainment Inc.*                                   100           1,675
Hilton Hotels Corp.                                           400          12,150
ITT Corp. (New)*                                              100           4,200
K2 Inc.                                                       100           2,300
Marcus Corp.                                                  100           2,225
Marriott International Inc.                                   100           5,688
National Auto Credit Inc.                                     110           1,183
Players International Inc.                                    100             684
Polaris Industries Inc.                                       100           1,963
Primadonna Resorts Inc.*                                      100           1,606
Prime Hospitality Corp.*                                      100           1,525
Rio Hotel & Casino Inc.*                                      100           1,450
Speedway Motorsports, Inc.                                    200           4,575
Sports Authority Inc.                                         150           3,638
Station Casinos Inc.*                                         100           1,113
Stratosphere Corp.*                                           100             142
Walt Disney Co.                                               509          33,530
                                                                          -------
                                                                          112,274
                                                                          -------
UTILITIES--1.3%
American Electric Power Co., Inc.                             100           4,150
Aquila Gas Pipeline Corp.                                     100           1,450
Baltimore Gas & Electric Co.                                  100           2,725
Carolina Power & Light Co.                                    100           3,613
Central & South West Corp.                                    200           5,300
Central Hudson Gas & Electric Corp.                           100           3,000
Central Louisiana Electric Co. (New)                          100           2,713
Central Maine Power Co.                                       100           1,175
Cilcorp Inc.                                                  100           3,650
Cinergy Corp.                                                 100           3,313
Coastal Corp.                                                 100           4,300
Commonwealth Energy System
  (Shares of Beneficial Interest)                             200           4,800
Consolidated Edison Co.                                       200           5,850
Consolidated Natural Gas Co.                                  100           5,313

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
DTE Energy Co.                                                100         $ 3,013
Destec Energy, Inc.*                                          300           4,500
Dominion Resources Inc.                                       100           3,775
Duke Power Co.                                                200           9,775
Eastern Enterprises                                           100           3,850
Eastern Utilities Association                                 100           1,613
Edison International                                          300           5,925
Enron Corp.                                                   200           9,300
Entergy Corp.                                                 200           5,600
FPL Group, Inc.                                               200           9,200
GPU Inc.                                                      100           3,288
Global Industrial Technologies Inc.*                          100           1,863
Houston Industries Inc.                                       200           4,575
IES Industries Inc.                                           100           3,075
Indiana Energy Inc.                                           100           2,450
K N Energy Inc.                                               100           3,738
Laclede Gas Co.                                               100           2,338
MDU Resources Group, Inc.                                     100           2,238
Minnesota Power & Light Co.                                   200           5,650
New Jersey Resources Corp.                                    100           2,763
Niagara Mohawk Power Corp.                                    100             850
NorAm Energy Co.                                              200           3,075
Northern States Power Co.                                     100           4,700
Northwest Natural Gas Co.                                     150           3,778
Ohio Edison Co.                                               100           2,088
Oneok Inc.                                                    200           5,375
Orange & Rockland Utilities, Inc.                             100           3,513
Otter Tail Power Co.                                          200           6,475
P P & L Resources Inc.                                        100           2,338
Pacific Enterprises                                           100           3,075
Pacific Gas & Electric Co.                                    300           7,050
Pacificorp                                                    200           4,225
Panhandle Eastern Corp.                                       100           3,850
Peco Energy Co.                                               200           5,050
Piedmont Natural Gas Inc.                                     100           2,450
Primark Corp.*                                                100           2,488
Public Service Co. of New Mexico                              200           3,750
Public Service Co. of North Carolina Inc.                     100           1,800
Public Service Enterprise Group                               200           5,375
Rochester Gas & Electric Corp.                                200           3,725
Seagull Energy Corp.*                                         188           4,066
Sierra Pacific Resources                                      100           2,788
SIGCORP, Inc.                                                 100           3,400
Sonat Inc.                                                    100           4,925
South Jersey Industries Inc.                                  100           2,350
Southern Co.                                                  500          11,063

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Southwest Gas Corp.                                           100       $   1,913
Southwestern Energy Co.                                       100           1,488
Tejas Gas Corp.                                               150           6,094
Texas Utilities Co.                                           200           8,100
Triarc Cos., Inc. Class A*                                    100           1,175
Tucson Electric Power Co.*                                    100           1,975
UGI Corp. (New)                                               200           4,725
Unicom Corp.                                                  100           2,600
Union Electric Co.                                            100           3,863
United Illuminating Co.                                       100           3,325
United Water Resources Inc.                                   100           1,563
WPS Resources Corp.                                           100           2,975
Washington Energy Co.                                         100           1,925
Western Gas Resources Inc.                                    100           1,588
Wicor Inc.                                                    100           3,563
Williams Cos. Inc.                                            100           5,225
                                                                        ---------
                                                                          295,600
                                                                        ---------
                                                                        6,322,373
                                                                        ---------
INTERNATIONAL--10.0%
AUSTRALIA--0.2%
Australia & New Zealand Banking Group                         613           3,581
Broken Hill Proprietary Co., Ltd.                           1,150          15,268
Commonwealth Bank Group                                       554           5,204
National Australia Bank                                       851           9,342
News Corp., Ltd.                                              798           4,542
Western Mining Corp.                                          650           4,086
Westpac Banking Corp.                                       1,069           6,101
                                                                        ---------
                                                                           48,124
                                                                        ---------
BELGIUM--0.1%
Electrabel                                                     32           7,428
Electrabel, VVPR Strip                                          6               6
Petrofina SA                                                   11           3,382
Societe Generale de Belgique                                   24           1,793
Tractebel                                                       4               2
Tractebel Investor International                                8           3,809
                                                                        ---------
                                                                           16,420
                                                                        ---------
CANADA--0.3%
Alcan Aluminum Ltd.                                           132           4,334
BCE Inc.                                                      183           8,404
Bank of Montreal                                              156           4,720
Bank of Nova Scotia, Halifax                                  135           4,256
Barrick Gold Corp.                                            286           7,490
Canadian Imperial Bank of Commerce                            127           5,278
Canadian Pacific Ltd                                          200           5,059

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Imperial Oil Ltd. (New)                                       113        $  4,979
Northern Telecom Ltd.                                         149           9,706
Placer Dome Inc.                                              140           3,358
Royal Bank of Canada, Montreal Quebec                         184           6,082
Seagram Co. Ltd.                                              176           6,632
Thomson Corp.                                                 345           6,938
                                                                          -------
                                                                           77,236
                                                                          -------
DENMARK--0.0%
Tele Danmark A/S Series B                                      52           2,621
                                                                          -------
FRANCE--0.7%
AXA Groupe SA                                                 108           6,709
Alcatel Alsthom CGE SA                                         89           7,590
Banque Nationale Paris                                        114           4,266
Carrefour                                                      22          12,208
Compagnie Financiere de Paribas (Bearer)                       70           4,505
Compagnie de Saint-Gobain SA                                   50           6,748
Danone Groupe                                                  42           5,751
Eaux (CIE Generale)                                            70           8,366
Elf Aquitaine                                                 159          12,714
L'Air Liquide                                                  42           6,482
L'Oreal SA                                                     39          13,205
LVMH Moet Hennessy Louis Vuitton                               51          11,691
Lafarge Coppee SA                                              55           3,301
Lyonnaise des Eaux-Dumez                                       30           2,652
Michelin (CGDE) Class B (Reg.)                                 43           2,073
PSA Peugeot Citroen                                            29           3,023
Renault (Reg.)                                                143           3,049
Rhone-Poulenc SA A Shares                                     192           5,690
Sanofi                                                         60           5,435
Schneider SA                                                   76           3,716
Societe Generale                                               52           5,604
Suez Group                                                     96           4,133
TOTAL Class B                                                 140          10,951
Union des Assurances de Paris                                 180           3,739
                                                                          -------
                                                                          153,601
                                                                          -------
GERMANY--0.8%
BASF AG                                                       360          11,506
Bayer AG                                                      410          15,491
Bayer Motoren Werk                                             12           7,021
Bayerische Hypotheken & Wechsel Bank AG                       151           4,422
Bayerische Vereinsbank AG                                     154           5,791
Commerzbank AG                                                200           4,481
Daimler Benz AG                                               300          17,611

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Deutsche Bank AG                                              278        $ 12,876
Dresdner Bank AG                                              260           6,953
Hoechst AG                                                    340          12,786
Linde AG                                                        5           3,095
Lufthansa AG                                                  330           4,315
Mannesmann AG                                                  21           8,154
Muenchener Rueckversicherung (Reg.)                             5          11,952
RWE AG                                                        120           4,940
RWE AG (Non Voting)                                            70           2,376
Sap AG                                                         30           4,061
Siemens AG                                                    330          17,051
Thyssen AG                                                     18           3,221
Veba AG                                                       285          15,200
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                     12           3,994
Viag AG                                                        12           4,437
Viag AG*                                                        3           1,092
Volkswagen AG                                                  14           5,512
                                                                          -------
                                                                          188,338
                                                                          -------
HONG KONG--0.6%
CITIC Pacific                                               2,000           9,726
Cheung Kong Holdings                                        2,000          16,037
Hang Seng Bank Ltd.                                         2,000          23,732
Henderson China                                                 4               9
Henderson Land Development Co.                              1,000           8,891
Hong Kong Electric Holdings Ltd.                            2,000           6,402
Hong Kong Telecommunications Ltd.                           8,628          15,231
Hutchison Whampoa Ltd.                                      2,000          13,968
New World Development Co.                                   2,063          12,006
Sun Hung Kai Properties                                     1,000          11,381
Swire Pacific Ltd. Class A                                  1,000           8,827
Wharf Holdings                                              2,000           8,251
                                                                          -------
                                                                          134,461
                                                                          -------
ITALY--0.2%
Assicurazioni Generali                                        515           9,947
Fiat SpA                                                    1,924           5,143
Fiat SpA, di Risp (Non-Convertible)                           830           1,204
INA                                                         1,382           1,909
STET                                                        2,246           7,758
STET di Risp (Non-Convertible)                                627           1,670
Telecom Italia                                              3,888           8,663
Telecom Italia di Risp (Non-Convertible)                    1,145           2,181
Telecom Italia Mob                                          3,367           6,958
Telecom Italia Mob di Risp                                  1,431           1,632
                                                                          -------
                                                                           47,065
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
JAPAN--3.0%
Asahi Bank                                                  1,000         $10,276
Bank of Tokyo-Mitsubishi, Ltd.                              1,850          37,697
DDI Corp.                                                       1           7,510
Dai-Ichi Kangyo Bank, Ltd.                                  1,000          16,249
East Japan Railway Co.                                          1           4,594
Fuji Bank, Ltd.                                             1,000          18,005
Fujitsu Ltd.                                                1,000           8,783
Hitachi Ltd.                                                1,000           8,871
Industrial Bank of Japan, Ltd.                              1,080          21,533
Ishikawajima-Harima Heavy Industries                        1,000           4,611
Ito-Yokado Co., Ltd.                                        1,000          49,888
Joyo Bank                                                   1,000           6,605
Joyo Bank (Rights expire 11/20/96)*                           100             309
Kansai Electric Power Co.                                   1,000          20,992
Kawasaki Heavy Industries                                   1,000           4,576
Kawasaki Steel Co.                                          1,000           3,083
Kobe Steel                                                  1,000           2,371
Kokusai Denki                                               1,000          86,514
Long-Term Credit Bank of Japan                              1,000           6,631
Matsushita Electric Industrial Co., Ltd.                    1,000          15,985
Mitsubishi Chemical Corp.                                   1,000           4,084
Mitsubishi Electric Corp.                                   1,000           5,788
Mitsubishi Heavy Industries                                 1,000           7,685
NKK Corp.                                                   1,000           2,512
Nippon Paper Industries Co.                                 1,000           5,639
Nippon Steel Corp.                                          2,000           5,832
Nippon Telegraph & Telephone Corp.                              4          27,930
Nissan Motor Co., Ltd.                                      1,000           7,562
Nomura Securities Co., Ltd.                                 1,000          16,512
Obayashi Corp.                                              1,000           7,712
Osaka Gas Co.                                               1,000           3,092
Sakura Bank                                                 1,000           9,486
Sanwa Bank                                                  1,000          17,039
Seven-Eleven Japan Co.                                      1,100          63,959
Sumitomo Bank                                               1,000          17,566
Sumitomo Metal Industries                                   1,000           2,749
Taisei Corp.                                                1,000           6,148
Tokai Bank                                                  1,000          11,594
Tokyo Electric Power Co., Inc.                              1,000          22,924
Tokyo Gas Co.                                               1,000           3,118
Toshiba Corp.                                               1,000           6,254
Toyo Seikan Kaisha                                          1,000          31,619
Toyo Trust & Banking Co.                                    1,000           8,537

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Toyota Motor Corp.                                          1,000        $ 23,627
Yasuda Fire & Marine Insurance Co.                          1,000           6,350
                                                                          -------
                                                                          660,401
                                                                          -------
NETHERLANDS--0.6%
ABN-Amro Holdings NV                                          187          10,570
Aegon NV                                                      154           7,833
Akzo Nobel NV                                                  42           5,292
Elsevier NV                                                   386           6,416
Heineken NV                                                    29           5,478
ING Groep NV                                                  433          13,500
Koninklijke PTT Nederland                                     282          10,205
Philips Electronics NV                                        201           7,084
PolyGram NV                                                   105           4,932
Royal Dutch Petroleum Co. (Bearer)                            314          51,855
Unilever NV, CVA                                               94          14,294
Wolters Kluwer NV, CVA                                         29           3,728
                                                                          -------
                                                                          141,187
                                                                          -------
SINGAPORE--0.1%
Hong Kong Land Holdings                                     1,036           2,310
Singapore Airlines Ltd. (alien market)                      1,000           8,804
Singapore Telecommunications                                6,000          13,972
                                                                          -------
                                                                           25,086
                                                                          -------
SPAIN--0.2%
Argentaria Corp.                                               50           1,959
Banco Bilbao-Vizcaya SA (Reg.)                                133           6,463
Banco de Santander SA (Reg.)                                   68           3,491
Empresa Nacional de Electricidad                              152           9,304
Iberdrola SA                                                  542           5,756
Repsol, SA                                                    176           5,745
Telefonica Internacional de Espana, SA                        550          11,035
                                                                          -------
                                                                           43,753
                                                                          -------
SWEDEN--0.2%
ASEA AB Series B                                               13           1,449
Asea                                                           39           4,419
Astra AB Series A                                             294          13,502
Astra AB Series B                                              40           1,825
L.M. Ericsson Telephone Series B                              560          15,159
Sandvik AB Series A                                            72           1,697
Sandvik AB Series B                                            82           1,933
Volvo AB Series A                                              65           1,344
Volvo AB Series B                                             167           3,467
                                                                          -------
                                                                           44,795
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
SWITZERLAND--0.7%
CS Holding (Reg.)                                             108        $ 10,787
Ciba-Geigy Ltd. (Bearer)                                        1           1,226
Ciba-Geigy Ltd. (Reg.)                                         14          17,245
Nestle Ltd. (Reg.)                                             25          27,156
Roche Group Holding AG                                          4          30,253
Roche Group Holding AG (Bearer)                                 1          12,263
Sandoz Ltd. (Bearer)                                            2           2,316
Sandoz Ltd. (Reg.)                                             21          24,273
Schweizerische Bankgesellschaft (Bearer)                       12          11,430
Schweizerische Bankgesellschaft (Reg.)                         13           2,509
Schweizerischer Bankverein (Reg.)                              45           8,669
Winterthur (Reg.)                                               4           2,383
Zurich Versicherung (Reg.)                                     27           7,391
                                                                          -------
                                                                          157,901
                                                                          -------
UNITED KINGDOM--2.3%
Abbey National                                                769           7,985
Allied Domecq PLC                                             621           4,791
Associated British Foods                                      443           3,043
BAA                                                           615           4,955
BAT Industries                                              1,806          12,522
BOC Group                                                     195           2,701
BTR                                                         2,223           9,317
Barclays                                                      976          15,321
Bass                                                          517           6,631
Boots Co.                                                     556           5,638
British Airways                                               577           5,193
British Gas                                                 2,541           7,899
British Petroleum Co.                                       3,294          35,398
British Sky Broadcast                                       1,030           9,673
British Steel                                                 806           2,240
British Telecom                                             3,652          22,439
Cable & Wireless                                            1,315          10,445
Cadbury Schweppes                                             589           4,908
Commercial Union Assurance Co.                                403           4,264
General Electric Co.                                        1,608           9,945
Glaxo Wellcome                                              2,029          31,868
Granada Group                                                 345           4,969
Grand Metropolitan, Inc.                                    1,266           9,551
Great University Stores                                       589           5,886
Guinness                                                    1,184           8,479
HSBC Holdings                                                 518          10,884
HSBC Holdings (Hong Kong)                                   1,073          21,987
Hanson Industries                                           2,167           2,839
Imperial Chemical Industries                                  424           5,445
Imperial Tobacco*                                             216           1,266

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
J. Sainsbury PLC                                            1,084       $   6,422
Kingfisher                                                    398           4,243
Lloyds TSB Group                                            2,430          15,405
Marks & Spencer PLC                                         1,640          13,773
National Power Development                                    695           4,581
National Westminster Bancorp                                1,046          11,943
Pearson, Inc.                                                 309           3,812
Powergen                                                      437           3,627
Prudential Corp.                                            1,141           8,636
RTZ Corp. PLC                                                 628          10,048
Rank Group                                                    486           3,231
Reed International                                            329           6,126
Reuters Holdings PLC                                          977          12,165
Royal Bank of Scotland                                        478           3,913
Safeway PLC                                                   685           4,064
Scot & Newcastle                                              358           3,720
Shell Transport & Trading Co.                               1,941          31,813
SmithKline Beecham PLC (New)                                1,610          19,889
Standard Chartered PLC                                        576           6,216
Tesco                                                       1,237           6,704
Thorn EMI                                                     261           5,127
Unilever                                                      475           9,981
Vodafone Group                                              1,238           4,786
Zeneca Group                                                  554          15,094
                                                                        ---------
                                                                          503,801
                                                                        ---------
                                                                        2,244,790
                                                                        ---------
TOTAL COMMON STOCK
  (Cost $7,622,564)                                                     8,567,163
                                                                        ---------
PREFERRED STOCK--0.0%
AUSTRALIA--0.0%
News Corp. (Limited Voting Shares)                            390           1,716
                                                                        ---------
GERMANY--0.0%
Sap AG (Non-Voting)                                            24           3,230
Volkswagen AG (Non-Voting)                                      6           1,821
                                                                        ---------
                                                                            5,051
                                                                        ---------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
ITALY--0.0%
Fiat SpA                                                      701           $ 994
                                                                            -----
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                               7             491
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                         100              13
                                                                            -----
                                                                            7,761
                                                                            -----
                                                                              504
                                                                            -----
TOTAL PREFERRED STOCK
  (Cost $8,500)                                                             8,265
                                                                            -----
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                     5              13
                                                                            -----
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                  100             209
                                                                            -----
TOTAL WARRANTS
  (Cost $2,229)                                                               222
                                                                            -----

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Par            Value
                                                       ----------     -----------
U.S. TREASURY OBLIGATIONS--54.6%(a)
U.S. Treasury Bonds
  10.00%, 05/15/10                                      $ 300,000      $  369,519
  7.25%, 05/15/16                                       1,670,000       1,769,181
  8.13%, 08/15/19                                       1,700,000       1,969,722
  7.13%, 02/15/23                                         800,000         837,576
U.S. Treasury Notes
  5.88%, 08/15/98                                       1,300,000       1,303,458
  6.13%, 08/31/98                                       1,300,000       1,309,139
  5.00%, 02/15/99                                         600,000         589,920
  7.00%, 04/15/99                                         300,000         308,049
  7.50%, 10/31/99                                         600,000         625,374
  7.13%, 02/29/00                                         200,000         206,976
  5.75%, 10/31/00                                       1,050,000       1,040,046
  6.38%, 08/15/02                                         525,000         531,379
  5.88%, 02/15/04                                         500,000         489,100
  6.50%, 05/15/05                                         400,000         404,416
  6.50%, 08/15/05                                         500,000         505,600
                                                                       ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,147,593)                                                   12,259,455
                                                                       ----------
AGENCY OBLIGATIONS--COUPON NOTES--1.8%(a)
Federal National Mortgage Assoc.
  7.25%, 06/01/05                                         400,000         403,712
                                                                       ----------
TOTAL AGENCY OBLIGATIONS--COUPON NOTES
  (Cost $403,739)                                                         403,712
                                                                       ----------
CASH EQUIVALENTS -- 7.3%
Federal Home Loan Bank Consolidated Discount Notes(b)
  5.30%, 01/30/97                                         600,000         592,272
Federal Home Loan Mortgage Corp. Discount Notes(b)
  5.30%, 11/01/96                                         605,000         605,000

                                                         Shares
                                                       ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                         437,614         437,614
                                                                       ----------
TOTAL CASH EQUIVALENTS
  (Cost $1,634,799)                                                     1,634,886
                                                                       ----------
TOTAL INVESTMENTS--101.8%
  (Cost $21,819,424)                                                   22,873,703
                                                                       ----------

------------------------------------------------------------------------------

                                                                         Value
                                                                      -----------
OTHER ASSETS AND LIABILITIES--(1.8%)
  Other Assets                                                         $  310,266
  Liabilities                                                            (725,344)
                                                                       ----------
                                                                         (415,078)
                                                                       ----------
NET ASSETS--100.0% (Note 7)
Applicable to 2,136,503 outstanding shares,
$0.00001 par value (unlimited shares authorized)                      $22,458,625
                                                                      ===========
NET ASSET VALUE PER SHARE                                                  $10.51
                                                                           ======

---------------

NOTES TO STATEMENTS OF NET ASSETS

(a) Interest rates represent stated coupon rate of security.

(b) Interest rates represent effective yield at time of purchase.

(c) Interest rates represent the yield on October 31, 1996.

 *Non-Income Producing Security

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

                                        --------Schwab Asset Director(R)--------
                                           High        Balanced     Conservative
                                        Growth Fund   Growth Fund   Growth Fund
                                        -----------   -----------   ------------
Investment income:
  Dividends (net of foreign tax
    withheld of $61,271, $34,666 and
    $7,507, respectively)               $1,315,014    $  711,698     $ 154,124
  Interest                               1,199,705     1,595,716       710,068
                                        ----------    ----------     ---------
    Total investment income              2,514,719     2,307,414       864,192
                                        ----------    ----------     ---------
Expenses:
  Investment advisory and
    administration fee                     633,316       461,072       144,523
  Transfer agency and shareholder
    service fees                           215,222       157,039        49,377
  Custodian fees                           221,569       193,803       119,929
  Registration fees                         91,046        77,059        38,676
  Professional fees                         35,136        31,566        25,559
  Shareholder reports                       75,596        47,105        16,047
  Trustees' fees                             9,403         7,646         4,768
  Amortization of deferred
    organization costs                       3,470         3,470         3,470
  Insurance and other expenses               4,060         3,021         2,044
                                        ----------    ----------     ---------
                                         1,288,818       981,781       404,393
Less expenses reduced and absorbed
  (Note 4)                                (525,320)     (425,212)     (229,691)
                                        ----------    ----------     ---------
    Total expenses incurred by Fund        763,498       556,569       174,702
                                        ----------    ----------     ---------
Net investment income                    1,751,221     1,750,845       689,490
                                        ----------    ----------     ---------
Net realized loss on investments and
 foreign currency transactions:
  Net realized loss from changes in
    market value                          (548,396)     (540,402)     (140,784)
  Net realized loss from changes in
    foreign exchange rates                 (10,052)      (19,754)       (6,703)
                                        ----------    ----------     ---------
  Net realized loss on investments
    sold                                  (558,448)     (560,156)     (147,487)
  Net realized loss on foreign
    currency transactions                     (758)         (160)          (66)
                                        ----------    ----------     ---------
    Net realized loss on investments
      sold and foreign currency
      transactions                        (559,206)     (560,316)     (147,553)

                            (Continued on next page)

------------------------------------------------------------------------------

                                        --------Schwab Asset Director(R)--------
                                           High        Balanced     Conservative
                                        Growth Fund   Growth Fund   Growth Fund
                                        -----------   -----------   ------------
Net unrealized gain (loss) on
  investments and foreign currency
  translations:
    Net unrealized gain from changes
      in market value                   $10,424,004    $5,862,801    $1,141,978
    Net unrealized loss from changes
       in foreign exchange rates           (658,362)     (376,651)      (87,699)
                                        -----------    -----------   ----------
    Net unrealized gain on investments    9,765,642     5,486,150     1,054,279
    Net unrealized gain on translating
      assets and liabilities into the
      reporting currency                      1,898         1,249           499
                                        -----------    ----------    ----------
    Net unrealized gain on investments
      and foreign currency translation    9,767,540     5,487,399     1,054,778
                                        -----------    ----------    ----------
Net gain on investments                   9,208,334     4,927,083       907,225
                                        -----------    ----------    ----------
Increase in net assets resulting
  from operations                       $10,959,555    $6,677,928    $1,596,715
                                        ===========    ==========    ==========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

                                       ----------Schwab Asset Director(R)---------
                                           High         Balanced      Conservative
                                       Growth Fund     Growth Fund    Growth Fund
                                       ------------    -----------    ------------
Operations:
  Net investment income               $  1,751,221    $ 1,750,845     $   689,490
  Net realized loss on investments
    sold and foreign currency
    transactions                          (559,206)      (560,316)       (147,553)
  Net unrealized gain on investments
    and foreign currency translation     9,767,540      5,487,399       1,054,778
                                      ------------    -----------     -----------
  Increase in net assets resulting
    from operations                     10,959,555      6,677,928       1,596,715
                                      ------------    -----------     -----------
Dividends to shareholders from net
  investment income                       (158,402)      (150,875)       (616,233)
                                      ------------    -----------     -----------
Capital share transactions:
  Proceeds from shares sold            117,537,418     89,829,083      29,366,693
  Net asset value of shares issued
    in reinvestment of dividends           152,276        138,204         551,598
  Less payments for shares redeemed    (22,537,909)   (15,514,876)     (8,441,148)
                                      ------------    -----------     -----------
  Increase in net assets from
    capital share transactions          95,151,785     74,452,411      21,477,143
                                      ------------    -----------     -----------
Total increase in net assets           105,952,938     80,979,464      22,457,625
Net assets:
  Beginning of period                        1,000          1,000           1,000
                                      ------------    -----------     -----------
  End of period (including
    undistributed net investment
    income of $1,592,819, $1,599,970
    and $73,257, respectively)        $105,953,938    $80,980,464     $22,458,625
                                      ============    ===========     ===========
Number of Fund shares:
  Sold                                  11,466,890      8,788,481       2,908,857
  Reinvested                                14,842         13,523          53,963
  Redeemed                              (2,106,758)    (1,470,535)       (826,417)
                                      ------------    -----------     -----------
  Net increase in shares outstanding     9,374,974      7,331,469       2,136,403
Shares outstanding:
  Beginning of period                          100            100             100
                                      ------------    -----------     -----------
  End of period                          9,375,074      7,331,569       2,136,503
                                      ============    ===========     ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

1. DESCRIPTION OF THE FUNDS

The Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund and Schwab Asset Director - Conservative Growth Fund (the "Funds") are series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the three Funds described above, the Trust also offers -- the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource
Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 1996. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss.

------------------------------------------------------------------------------

When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Funds engage in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund aggregated $9,765,642, $5,486,150 and $1,054,279, respectively, of which $12,947,581, $7,384,650 and $1,494,797, respectively, related to appreciated securities and $3,181,939, $1,898,500 and $440,518, respectively, related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of such assets over $1 billion and 0.64% of such assets over $2 billion. Under this agreement, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred investment advisory and administration fees of $633,316, $461,072 and $144,523, respectively, for the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Funds. Symphony does not receive compensation directly from the Funds. However, the Investment Manager pays Symphony an annual fee, payable monthly, of 0.08% of the Funds' aggregate average net assets on the first $100 million, 0.06% of the next $150 million, 0.04% of the next $600 million and 0.02% of such assets over $850 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the period ended October 31, 1996, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred transfer agency and shareholder service fees of $215,222, $157,039 and $49,377, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $21,817 related to the Trust's unaffiliated trustees.

------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. For the period ended October 31, 1996, the total of such fees and expenses reduced and absorbed by the Investment Manager were $321,597, $271,535 and $180,314 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively, and the total of such fees reduced by Schwab was $203,723, $153,677 and $49,377 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively (See Note 8).

5. BORROWING AGREEMENT

The Trust has an agreement with State Street Bank and Trust Company, the Fund's custodian, whereby each Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the period ended October 31, 1996, were as follows (in thousands):

                                     High        Balanced     Conservative
                                 Growth Fund    Growth Fund   Growth Fund
                                 ------------   -----------   -----------
Purchases                        $130,861,596   $99,791,667   $33,172,236
Proceeds of sales and
  maturities                     $ 40,474,842   $28,878,116   $12,799,753

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

7. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets for each Fund consisted of:

                                           High         Balanced      Conservative
                                       Growth Fund     Growth Fund    Growth Fund
                                       ------------    -----------    -----------
Paid in capital                        $95,152,785     $74,453,411    $21,478,143
Accumulated undistributed net
  investment income                      1,592,819      1,599,970         73,257
Accumulated net realized loss on
  investments sold and
  foreign currency transactions           (559,206)      (560,316)      (147,553)
Net unrealized gain on investments       9,765,642      5,486,150      1,054,279
Net unrealized loss on translating
  assets and liabilities into the
  reporting currency                         1,898          1,249            499
                                       ------------    -----------    -----------
                                       $105,953,938    $80,980,464    $22,458,625
                                       ============    ===========    ===========

At October 31, 1996, the High Growth Fund's Statement of Net Assets included:
$4,897,479 payable for investments purchased, $70,257 payable for Fund shares redeemed, $19,729 payable for investment advisory and administration fee, $2,776 payable for transfer agency fees and $67,640 receivable for Fund shares sold. The Balanced Growth Fund's Statement of Net Assets included: $3,898,551 payable for investments purchased, $275,334 payable for Fund shares redeemed, $10,697 payable for investment advisory and administration fee, $3,362 payable for transfer agency fees and $129,240 receivable for Fund shares sold. The Conservative Growth Fund's Statement of Net Assets included: $593,038 payable for investment purchased, $23,354 payable for Fund shares redeemed, $2,650 receivable from advisor and $9,476 receivable for Fund shares sold.

------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from November 20, 1995 (commencement of operations) to October 31, 1996:

                                             High         Balanced      Conservative
                                         Growth Fund     Growth Fund    Growth Fund
                                         ------------    -----------    -----------
Net asset value at beginning of period   $     10.00     $    10.00     $    10.00
Income from investment operations
---------------------------------
  Net investment income                         0.19           0.25           0.33
  Net realized and unrealized gain on
    investments and foreign
    currency transactions                       1.13           0.83           0.48
                                         -----------     ----------     ----------
  Total from investment operations              1.32           1.08           0.81
Less distributions
------------------
  Dividends from net investment income         (0.02)         (0.03)         (0.30)
  Distributions from realized gain
    on investments                                --             --             --
                                         -----------     ----------     ----------
  Total distributions                          (0.02)         (0.03)         (0.30)
                                         -----------     ----------     ----------
Net asset value at end of period         $     11.30     $    11.05     $    10.51
                                         ===========     ==========     ==========
Total return (not annualized)                  13.24%         10.82%          8.18%
------------
Ratios/Supplemental data
------------------------
  Net assets, end of period             $105,953,938    $80,980,464    $22,458,625
  Ratio of expenses to average net
    assets+                                     0.89%*         0.89%*         0.89%*
  Ratio of net investment income to
    average net assets+                         2.03%*         2.79%*         3.49%*
  Portfolio turnover rate                         46%            44%            64%
  Average commission rate                     $ 0.03         $ 0.02         $ 0.02

---------------

+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

  Ratio of expenses to average net
  assets                                        1.50%*         1.56%*         2.05%*
  Ratio of net investment income to
    average net assets                          1.42%*         2.12%*         2.33%*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab Asset Director(R) - High Growth Fund,
Schwab Asset Director - Balanced Growth Fund and
Schwab Asset Director - Conservative Growth Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Asset Director - High Growth Fund, Schwab Asset Director - Balanced Growth Fund and Schwab Asset Director - Conservative Growth Fund (three of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 20, 1995 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(TM).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

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SCHWAB FUNDS                                                     BULK RATE
FAMILY(R)     [LOGO]                                           U.S. POSTAGE
101 Montgomery Street                                              PAID
San Francisco, California  94104                              CHARLES SCHWAB
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INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4442R(12/96) CRS 12012 Printed on recycled paper.